FILE
NO. 2 51301
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
       ____________________________________________
                         __ __ __ FORM N-1A

__________________________________________________

                POST-EFFECTIVE AMENDMENT NO. 47
                             To The
                     REGISTRATION STATEMENT
                             Under
                   THE SECURITIES ACT OF
                              1933 and
               THE INVESTMENT COMPANY ACT OF 1940
       __________________________________________
       __ __ __ __
                 SMITH BARNEY MONEY FUNDS, INC.
       (Exact name of Registrant as specified in
Charter)
         388 Greenwich Street, New York, New York
            10013 (Address of principal executive
            offices)
                 (212) 816-6474
                (Registrant's telephone number)
                       Christina T. Sydor
       388 Greenwich Street, New York, New York 10013
                        (22nd Floor)
            (Name and address of agent for service)
       ______________________________________________
       __ __
    To Register Additional Securities under Reg.
270.24e2

               CALCULATION OF REGISTRATION FEE
Title  of                           Share
Proposed
Proposed
securities                          Amount
Maximum
maximum                Amount of
being                              being
offering
aggregate                 registration
registered                        registered
price
per
share
offering*                    fee

Retirement                       123,270,644
$1.00
$290,000                   $100
Portfolio-Class A

Government                         1,429,235
$1.00
$290,000                   $100
Portfolio-Class Y

The  fee  for the shares to be registered by this
filing has been computed  on the basis of the market
value per share in effect     on December 14, 1995.

*Calculation of the proposed maximum offering price
has
been made pursuant to Rule 24e-2.
During  its  fiscal  year ended December 31, 1994,  the
Retirement
Portfolio  redeemed 4,063,219,480 Class A shares of  common
stock. During its current fiscal year, the fund used
3,940,238,836 Class A shares  of  the Retirement Portfolio
it redeemed during its  fiscal year ended December 31,
1994, for a reduction pursuant to Rule 24f2(c).  The fund
currently is registering 123,270,644 Class A shares for
the  Retirement Portfolio, which is equal  to  the
remaining
122,980,644  shares redeemed during its fiscal year ended
December 31, 1994, plus 290,000 shares.  During its current
fiscal year, the fund  filed  no other post-effective
amendments for the purpose  of reduction pursuant to Rule
24e 2(a). During  its  fiscal  year ended December 31,
1994,  the Government Portfolio  redeemed  56,143,993 Class
Y shares  of common  shares. During  its current fiscal
year, the fund used 55,004,758  Class  Y shares  of  the
Government Portfolio it redeemed during its  fiscal year
ended December 31, 1994, for a reduction pursuant to Rule
24f2(c).  The fund currently is registering  1,429,235
Class Y shares for the Government Portfolio, which is equal to the remaining 1,139,235 Class Y shares redeemed during its fiscal year ended December 31, 1994, plus 290,000 shares. During its current fiscal year, the fund filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e-2(a).


                Rule 24f-2 (1) Declaration:

Registrant filed its Rule 24f-2 Notice on February 28, 1995 for its most recent fiscal year ended December 31, 1994.

It is proposed that this Post-Effective Amendment will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.




                      CROSS REFERENCE SHEET
                (as required by Rule 495(a)



Part A of Form N-1A                           Prospectus

Caption

    1.                             Cover Page     cover

page

    2.                               Synopsis     "Fee

Table"

                                              3.
                                              Condensed
                                              Financial
                                              Information
                                              "Financial
                                              Highlights"


                                              4.   General
                                              Description
                                              of
                                              Registrant
"Shares of the Fund" cover page

"Investment
                                              Objectives
                                              and
                                              Policies"

                                              5.
                                              Management
                                              of the Fund
                                              "Investment
                                              Management
                                              and
                                              Distribution
                                              of Shares"
                                                  "Purchas
                                                  e of
                                             Shares"
                                              6.   Capital
                                              Stock and
                                              Other
                                              Securities
                                              "Shares of
                                              the Fund"
"Redemption of
                                              Shares"
cover page "Dividends,
                                              Automatic
                                              Reinvestment
                                              and Taxes"

                                              7.
                                              Purchase of
                                              Securities
                                              Being
                                              Offered
                                              "Purchase of
                                              Shares"
                                              "Exchange
                                              Privilege"
                                              "Investment
                                              Management
                                              and
                                              Distribution
                                              of Shares"
                                              "Determinati
                                              on of Net
                                              Asset Value"

                                              8.
                                              Redemption
                                              or
                                              Repurchase
                                              "Redemption
                                              of Shares"
                                              "Minimum
                                              Account
                                              Size"

                                              9.   Legal

                                              Proceedings

                                              not

                                           applicable

                                           Statement of

Additional Part B of Form N-1A               Information

Caption

10. Cover Page                                cover page

11. Table of Contents                         "Table of

Contents"

12. General Information and History           not

applicable

13.                                           Investment
                                              Objectives
and
                                              Policies
                                              "Investment
                                              Restrictions
                                              and
                                              Fundamental
                                              Policies"
14.                                           Management
of
the
                                              Registrant
                                              "Directors
                                              and
                                              Officers"

15.                                           Control
Persons
and
                                              Principal
                                              Holders of
                                              Securities
                                              "Voting
                                              Rights"

"Directors and
                                              Officers"

16.                                           Investment
Advisory
                                              and Other
                                              Services See
                                              Prospectus
                                              "Investment
                                              Management
                                              and
                                              Distribution
                                              of Shares"
"Directors and
                                              Officers"

                                              "The
                                              Management
                                              Agreement,
                                              Plan of
                                              Distribution
                                              and Other
                                              Services"
"Custodian, Transfer
                                              and Dividend
                                              Disbursing
                                              Agent"
                                              "Independent
                                              Auditors"
17.                                           Brokerage
Allocation
                                              See Prospectus
                                              "Investment
                                              Management and
                                              Distribution
                                              of Shares"

18.                                           Capital Stock
and
                                              Other
                                              Securities See
                                              Prospectus
                                              "Shares of the
                                              Fund"

"Voting Rights"

"Investment
                                              Restrictions
                                              and
                                              Fundamental
                                              Policies"
19. Purchase, Redemptions and Pricing of Securities
                                                   Being
                                              Offered See
                                              Prospectus
                                              "Investment
                                              Management and
                                              Distribution
                                              of Shares"
                                              "IRA and Other
                                              Prototype
                                              Retirement
                                              Plans"
"Determination of
                                              Net Asset
                                              Value and
                                              Amortized Cost
                                              Valuation"

                                              See Prospectus
                                              "Determination
                                              of Net Asset
                                              Value"
                                                             S
                                                             e
                                                             e
                                              Prospectus
                                              "Purchase of
                                              Shares"

"Financial
                                              Statements"

20.                                           Tax Status
                                              See Prospectus
                                              "Dividends,
                                              Automatic
                                              Reinvestment
                                              and Taxes"

21.                                           Underwriters
                                              See
                                              Prospectus
                                              "Investment
                                              Management
                                              and
                                              Distribution
                                              of Shares"

22.                                           Calculation
of
                                              Performance
                                              Data
                                              "Computation
                                              of Yield"

                                              See
                                              Prospectus
                                              "Yield
                                              Information"
23.                                           Financial
Statements
                                              "Financial
                                              Statements"


Part C of Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Post
Effective Amendment to the Registration Statement.

Smith Barney

Money Funds,

Inc.














APRIL 28, 1995


PROSPECTUS BEGINS ON PAGE ONE
[LOGO OF SMITH BARNEY MUTUAL FUNDS
        APPEARS HERE]
P R O S P E C T U S

Smith Barney Money Funds, Inc.

PROSPECTUS
APRIL 28, 1995

  388 Greenwich Street
  New York, New York 10013
  (212) 723-9218

Smith Barney Money Funds, Inc. (the "Fund") is a money market fund that invests in high quality money market instruments.

  The Fund seeks to provide:

  . Daily Income
  . Convenience
  . Daily Liquidity
  . Stability of Net Asset Value

Shares of the Fund are offered in three
Portfolios:

  . Cash Portfolio
  . Government Portfolio
  . Retirement Portfolio

SHARES OF THE FUND ARE NOT INSURED OR GUARANTEED BY THE
U.S. GOVERNMENT.
THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO
MAINTAIN A                                    STABLE NET
ASSET
VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely certain information about the Fund and the Portfolios, including service fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors
are encouraged to
read this Prospectus carefully and retain it for future reference.

Additional information about the Fund is contained in a Statement of Addi-tional Information dated April 28, 1995, as amended or supplemented from time to time, that is available upon request and without charge by calling or writ-ing the Fund at the telephone number or address set forth above or by contact-ing a Smith Barney Financial Consultant. The Statement of
Additional Informa-
tion has been filed with the Securities and Exchange
Commission (the "SEC") and
is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS
A CRIMINAL OFFENSE.
1

Smith Barney Money Funds, Inc.
TABLE OF CONTENTS

FEE TABLE                                      3
------------------------------------------------
FINANCIAL HIGHLIGHTS                           5
------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES             7
------------------------------------------------
VALUATION OF SHARES                           11
------------------------------------------------
DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES   11
------------------------------------------------
PURCHASE OF SHARES                            12
------------------------------------------------
REDEMPTION OF SHARES                          15
------------------------------------------------
EXCHANGE PRIVILEGE                            18
------------------------------------------------
MINIMUM ACCOUNT SIZE                          21
------------------------------------------------
YIELD INFORMATION                             22
------------------------------------------------
MANAGEMENT OF THE FUND                        22
-----------------------------------------------DISTRIBUTOR
24
------------------------------------------------
ADDITIONAL INFORMATION                        24
------------------------------------------------

-----------------------------------------------------------
----------------
No person has been authorized to give any information or to
make any
representations in connection with this offering other than
those contained in
this Prospectus and, if given or made, such other
information and representations must not be relied upon as
having been authorized by the Fund
or the Distributor. This Prospectus does not constitute an
offer by the Fund
or the Distributor to sell or a solicitation of an offer to
buy any of the
securities offered hereby in any jurisdiction to any person
to whom it is
unlawful to make such offer or solicitation in such
jurisdiction. ---------------------------------------------
------------------------------

Smith Barney Money Funds, Inc.

FEE TABLE

The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of each Portfolio based on its operating expenses for its most recent fiscal year:

                                                  CASH
PORTFOLIO AND
                             ALL PORTFOLIOS   GOVERNMENT
PORTFOLIO ONLY
                             CLASS A SHARES CLASS C SHARES*
CLASS Y                 SHARES ----------------------------
--
-------------------------
-----------------
  SHAREHOLDER TRANSACTION
    EXPENSES
    Sales Charge Imposed on
      Purchases                   None           None
None
    Sales Charge Imposed on
      Reinvested Dividends        None           None
None
    Deferred Sales Charge         None**         None**
None
    Redemption Fee                None           None
None
    Exchange Fee                  None           None
None ------------------------------------------------------
----------------


RETIREMENT
                            CASH PORTFOLIO       GOVERNMENT
PORTFOLIO   PORTFOLIO
                        CLASS A CLASS C CLASS Y CLASS A
CLASS C                 CLASS Y  CLASS A ------------------
------------------------
-------------------------------------
  ANNUAL PORTFOLIO
    OPERATING EXPENSES
    (AS A PERCENTAGE
    OF AVERAGE NET
    ASSETS)
    Management Fees      0.44%   0.44%   0.44%   0.44%
0.44%
0.44%     0.45%
    12b-1 Fees           0.10    0.10     --     0.10
0.10
-
-       0.10
    Other Expenses       0.10    0.08    0.09    0.07
0.07
0.16      0.15 --------------------------------------------
----------------------------------
  TOTAL PORTFOLIO
    OPERATING EXPENSES   0.64%   0.62%   0.53%   0.61%
0.61% 0.60%     0.70% -------------------------------------
----------
--------------------------------

* Class C shares are available for purchase only by participants in the Smith
  Barney 401(k) Program, either directly or as part of an exchange privilege transaction with certain other funds of the Smith Barney
Mutual Funds.
 Class C shares that represent previously issued "Class B" shares of the
Government Portfolio may only be redeemed or exchanged out of the Fund. See
    "Purchase of Shares" and "Exchange Privilege."
** Class A shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other Smith Barney
Mutual Funds at
net asset value subject to a contingent deferred sales charge ("CDSC"), remain subject to the original fund's CDSC while held in the Fund. Class C shares that represent previously issued "Class B" shares of the Government
  Portfolio and Class C shares acquired through the Smith
Barney 401(k)
  Program by exchange from a non-money market fund may be subject to a CDSC of 1.00% of redemption proceeds. See "Purchase of Shares" and "Redemption of Shares--Contingent Deferred Sales Charge."

Smith Barney Money Funds, Inc.

 EXAMPLE

The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares,"
"Management of the Fund" and "Distributor."

                                                1 YEAR 3
YEARS 5 YEARS 10 YEARS ------------------------------------
---------
-------------------------------
  An investor would pay the following expenses
on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the
  end of each time period:
   Cash Portfolio
    Class A                                      $
7
$20
$36     $80
    Class C
6
20
35      77
    Class Y                                        5
17
30      66
   Government Portfolio
    Class A                                        6
20
34      76
    Class C                                        6
20
34      76
    Class Y                                        6
19
33      75
   Retirement Portfolio
    Class A                                        7
22
39      87

The example is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a
5.00% annual return assumption. This assumption is unrelated to the Fund's prior performance and is not a projection of future performance. THIS EXAMPLE
SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
EXPENSES. ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Smith Barney Money Funds, Inc.

FINANCIAL HIGHLIGHTS

The following schedule for the periods ended December 31 has been audited in conjunction with the annual audits of the financial statements of Smith Barney
Money Funds, Inc. by KPMG Peat Marwick LLP, independent auditors. The 1994 financial statements and the independent auditors' report thereon appear in the
December 31, 1994 Annual Report to Shareholders.
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD:

                       NET ASSET            DIVIDENDS  NET
ASSET RATIOS TO AVERAGE NET
                        VALUE,      NET      FROM NET
VALUE NET ASSETS              ASSETS
YEAR ENDED             BEGINNING INVESTMENT INVESTMENT  END
OF
TOTAL     END OF YEAR  ---------------------
DECEMBER 31,            OF YEAR    INCOME     INCOME
YEAR
RETURN   (IN MILLIONS) NET INCOME     EXPENSES ------------
-----------------------------------------------------------
--------------------------------------
CLASS A
CASH PORTFOLIO:
1994                     $1.00     $0.037
$(0.037)
$1.00
3.73%      $17,590             4.10%         0.64%
1993                      1.00      0.026
(0.026)
1.00
2.63         2,953             2.60          0.64
1992                      1.00      0.033
(0.033)
1.00
3.31         2,841             3.17          0.60
1991                      1.00      0.055
(0.055)
1.00
5.66         1,784             5.55          0.52
1990                      1.00      0.076
(0.076)
1.00
7.92         1,998             7.60          0.52
1989                      1.00      0.086
(0.086)
1.00
8.97         2,088             8.60          0.54
1988                      1.00      0.069
(0.069)
1.00
7.15         1,379             6.93          0.58
1987                      1.00      0.061
(0.061)
1.00
6.29         1,327             6.11          0.56
1986                      1.00      0.062
(0.062)
1.00
6.37         1,230             6.21          0.60
1985                      1.00      0.076
(0.076)
1.00
7.83         1,379             7.62
0.62
GOVERNMENT PORTFOLIO:
1994                      1.00      0.036
(0.036)
1.00
3.63         3,695             4.03
0.61
1993                      1.00      0.025
(0.025)
1.00
2.55           634             2.53
0.61
1992                      1.00      0.032
(0.032)
1.00
3.32           675             3.15
0.55
1991                      1.00      0.054
(0.054)
1.00
5.57           394             5.43
0.49
1990                      1.00      0.074
(0.074)
1.00
7.76           363             7.39
0.49
1989                      1.00      0.082
(0.082)
1.00
8.53           150             8.21
0.51
1988                      1.00      0.066
(0.066)
1.00
6.77           105             6.55
0.54
1987                      1.00      0.058
(0.058)
1.00
5.92           124             5.76
0.50
1986                      1.00      0.061
(0.061)
1.00
6.32           109             6.08
0.54
1985                      1.00      0.074
(0.074)
1.00
7.67            82             7.40
0.59
RETIREMENT PORTFOLIO
1994                      1.00      0.036
(0.036)
1.00
3.67         1,061             3.57
0.70
1993                      1.00      0.026
(0.026)
1.00
2.58         1,184             2.55
0.70
1992                      1.00      0.032
(0.032)
1.00
3.26         1,030             3.21
0.64
1991                      1.00      0.054
(0.054)
1.00
5.58           972             5.44
0.57
1990                      1.00      0.075
(0.075)
1.00
7.83           923             7.51
0.59
1989                      1.00      0.085
(0.085)
1.00
8.86           810             8.48
0.63
1988                      1.00      0.068
(0.068)
1.00
7.03           463             6.84
0.69
1987                      1.00      0.060
(0.060)
1.00
6.13           403             5.97
0.69
1986(/1/)(/2/)            1.00      0.050
(0.050)
1.00
5.17++         293             5.75+         0.65+
-----------------------------------------------------------
-----------------------------------------------------
CLASS C
CASH PORTFOLIO:
1994 (a)                  1.00      0.007     (0.007)
1.00
0.007++           1             4.77+         0.62+
GOVERNMENT PORTFOLIO:
1994 (b)                  1.00      0.036     (0.036)
1.00
3.63             4             3.78          0.61
1993 (c)                  1.00      0.025     (0.025)
1.00
2.55++          .2             2.52+         0.62+
-----------------------------------------------------------
----------------------------------------------------

Smith Barney Money Funds, Inc.
FINANCIAL HIGHLIGHTS (CONTINUED)

                       NET ASSET            DIVIDENDS  NET
ASSET
RATIOS TO AVERAGE NET
                        VALUE,      NET      FROM NET
VALUE NET ASSETS            ASSETS
YEAR ENDED             BEGINNING INVESTMENT INVESTMENT  END
OF
TOTAL      END OF YEAR  ---------------------
DECEMBER 31,            OF YEAR    INCOME     INCOME
YEAR
RETURN    (IN MILLIONS) NET INCOME      EXPENSES ----------
--
-----------------------------------------------------------
------------------------------------------
CLASS Y
CASH PORTFOLIO:
1994 (d)                 $1.00    $0.0004    $(0.0004)
$1.00
0.0004%++      $.5               5.23%+         0.53%+
GOVERNMENT PORTFOLIO:
1994 (e)                  1.00      0.036      (0.036)
1.00
3.65           1               3.58           0.60
1993 (f)                  1.00      0.025      (0.025)
1.00
2.55++         2               2.52+          0.62+
-----------------------------------------------------------
------------------------------------------------------

(a)  Inception date November 10, 1994.
(b)  Represents previously issued "Class B" shares, which
were renamed "Class C"
     shares on November 7, 1994.
(c)  Inception date March 5, 1993.
(d)  Inception date December 29, 1994.
(e)  Represents previously issued "Class
C"
shares, which were renamed "Class Y" shares on November
     7, 1994.
(f)  Inception date October 28, 1993.
(/1/)The Manager voluntarily waived a part of its fee
amounting to $.0005 per
 share (0.05% of average net assets) in 1986 with respect
                            to
the Retirement
     Portfolio.
(/2/)From February 20, 1986 (commencement of operations)
to December 31, 1986.
 +   Annualized.
       ++  Total return is not annualized as it may not
                         be representative
of the total
     return for that period.

Smith Barney Money Funds, Inc.

INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives are maximum current income and preservation of capital. The Fund seeks to achieve its objectives with three separate money market portfolios -- the Government Portfolio, which invests exclusively in
U.S. Government Obligations and related repurchase agreements, the Cash Port-folio and the Retirement Portfolio, each of which may invest in Bank Obliga-tions and high quality Commercial Paper, Corporate
Obligations and Municipal
Obligations, in addition to U.S. Government Obligations and related repurchase agreements. The Fund has adopted certain investment policies to assure that, to the extent reasonably possible, each Portfolio's price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. In order to minimize fluctuations in market price a Portfolio will not purchase a security with a remaining maturity of greater than 13 months or maintain a dollar-weighted average portfolio matu-rity in excess of 90 days (securities used as collateral for repurchase agree-ments are not subject to these restrictions).

The Fund's investments will be limited to United States dollardenominated instruments that have received the highest rating from the "Requisite NRSROs", securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities. "Requisite
NRSROs" means (a) any two nationally recognized statistical ratings organiza-tions ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. The
NRSROs currently designated as such by the SEC are Standard
& Poor's Corpora-
tion ("S&P"), Moody's Investors Service, Inc. ("Moody's"),
Fitch Investors
Services, Inc., Duff and Phelps Inc., IBCA Limited and its affiliate, IBCA,
Inc. and Thomson BankWatch.

The following is a description of the types of money market instruments in which the Fund may invest:

U.S. Government Obligations -- Obligations issued or guaranteed as to pay-ment of principal and interest by the U.S. Government
(including Treasury
bills, notes and bonds) or by its agencies and instrumentalities (such as the
Government National Mortgage Association, the Student Loan
Marketing Associa-
tion, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers
Home Administration, Federal Farm Credit Banks, Federal
Home Loan Banks, Fed-
eral Intermediate Credit Banks, Federal Land Banks, the
Export Import Bank of
the U.S., the Federal Housing Administration, the Federal
Home Loan Mortgage
Corporation, the U.S. Postal Service, the Federal Financing
Bank and the Fed-
eral National Mortgage Association). Some of these securities (such as Trea-sury

Smith Barney Money Funds, Inc.

bills) are supported by the full faith and credit of the U.S. Treasury; others
(such as obligations of the Federal Home Loan Bank) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obliga-tions of the Student Loan Marketing Association) are supported only by the credit of the instrumentality.

Repurchase Agreements -- The Fund may enter into repurchase
agreement trans-
actions with any broker/dealer or other financial
institution, including the
Fund's custodian, that is deemed creditworthy by the
Manager, under guidelines
approved by the Board of Directors. A repurchase agreement
arises when the Fund
acquires a security for a Portfolio and simultaneously
agrees
to resell it to
the vendor at an agreed-upon future date, normally the next
business day. The
resale price is greater than the purchase price and
reflects an agreed-upon
return unrelated to the coupon rate on the purchased
security. Such transac-
tions afford an opportunity for the Fund to invest
temporarily available cash
at no market risk. The Fund requires continual maintenance
of the market value
of the collateral in amounts at least equal to the resale
price. The Fund's
risk is limited to the ability of the seller to pay the
agreed upon amount on
the delivery date; however, if the seller defaults,
realization upon the col-
lateral by the Fund may be delayed or limited, or the Fund
might incur a loss
if the value of the collateral securing the repurchase
agreement declines and
might incur disposition costs in connection with
liquidating the collateral.
The Fund as a matter of fundamental policy will not enter
into a    repurchase
agreement on behalf of a Portfolio if, as a result thereof, more than 10% of that Portfolio's total assets (taken at current value) at that time would be subject to repurchase agreements maturing in more than seven days.

 The following are permitted investments for the Cash and Retirement Portfo-lios; the Government Portfolio will invest only in U.S.
Government Obligations
and repurchase agreements secured by such obligations.

High Quality Commercial Paper -- Promissory notes that have received the highest rating from the Requisite NRSRO for short-term debt securities or com-parable unrated securities. The Cash Portfolio and the Retirement Portfolio may invest without limit in the commercial paper of foreign issuers.

High Quality Corporate Obligations -- Obligations of corporations that are:
(1) rated AA or better by the Requisite NRSRO or (2) issued by an issuer that has a class of short-term debt obligations that are comparable in priority and security with the obligation and that have been rated in one of the two highest rating categories for short-term debt obligations. A
Portfolio will invest only
in corporate obligations with remaining maturities of 13 months or less.

Smith Barney Money Funds, Inc.
INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)


Bank Obligations -- Obligations (including certificates of deposit, bankers' acceptances and fixed time deposits) and securities backed by letters of credit of U.S. Banks or other U.S. financial institutions that are members of the Fed-eral Reserve System or the Federal Deposit Insurance
Corporation ("FDIC") (in-
cluding obligations of foreign branches of such members) if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current
FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000, that are purchased by the Fund, will not be fully insured. The Cash Portfolio and the Retirement Portfolio each will not purchase fixed time deposits maturing in more than seven calendar days, and will limit its investment in fixed time deposits maturing from two business to seven cal-endar days to 10% of its total assets.

The Cash Portfolio and the Retirement Portfolio each intends to maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the above-mentioned size criteria. Each such Portfolio may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and in instruments issued by foreign banks through their branches located in the
United States and the United Kingdom. In addition, the Cash and Retirement
Portfolios may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, Nassau, Tokyo and Toronto.

High Quality Municipal Obligations -- Debt obligations of states, cities, counties, municipalities, municipal agencies and regional districts rated SP-1+ or A-1 or AA or better by S&P or MIG 2, VMIG 2 or Prime-1 or Aa or better by
Moody's or, if not rated, are determined by the Manager to be of comparable quality. At certain times, supply/demand imbalances in the tax exempt market cause municipal obligations to yield more than taxable obligations of equiva-lent credit quality and maturity length. The purchase of these securities could enhance each Portfolio's yield. Each Portfolio will not invest more than 10% of its total assets in municipal obligations.

Each Portfolio may, to a limited degree, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if it believes such disposition advis-able or

Smith Barney Money Funds, Inc.

it needs to generate cash to satisfy redemptions. In such cases, the respec-tive Portfolio may realize a gain or loss.

Though it has never done so, as a matter of fundamental policy, each Portfo-lio may borrow money from banks for temporary purposes but only in an amount up to 10% of the value of its total assets and may pledge its assets in an amount up to 10% of the value of its total assets only to secure such borrowings. The Fund will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio secu-rities or to clear securities transactions and not for leveraging purposes.

Each Portfolio's investments will be affected by general
changes in interest
rates, which will result in increases or decreases in the
value of the obliga-
tions held by the Portfolio. The market value of the
obligations held by each
Portfolio can be expected to vary inversely to changes in
prevailing interest
rates. Investors also should recognize that, in periods of
declining interest
rates, each Portfolio's yield will tend to be somewhat
higher than prevailing
market rates, and in periods of rising interest rates, each
Portfolio's yield
will tend to be somewhat lower. Also, when interest rates
are falling, the
inflow of net new money to a Portfolio from the continuous
sale of its shares
will likely be invested in instruments producing lower
yields than the balance
of its investments, thereby reducing the Portfolio's
current yield. In periods
of rising interest rates, the opposite can be expected to
occur. In addition,
securities in which each Portfolio may invest may not yield
as
high a                 level of
current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

Investments in securities issued by foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers.
In addition, there
may be less publicly available information about a foreign bank than about a domestic bank.

  None of the Fund's Portfolios can change its investment objectives without the "vote of a majority of the outstanding voting securities," as defined in the Investment Company Act of 1940, as amended (the "Act").
(See "Voting
Rights" in the Statement of Additional Information).

Smith Barney Money Funds, Inc.

VALUATION OF SHARES

The net asset value per share of each Portfolio is determined as of 12 noon
New York City time on each day that the New York Stock
Exchange ("NYSE") is
open by dividing the Portfolio's net assets attributable to each Class (i.e., the value of its assets less liabilities) by the total number of shares of the
Class outstanding. Each Portfolio may also determine net asset value per share on days when the NYSE is not open, but when the settlement of securities may otherwise occur. The Fund employs the amortized cost method of valuing portfo-lio securities and intends to use its best efforts to continue to maintain a constant net asset value of $1.00 per share.

DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES


Each Portfolio declares a dividend of substantially all of
its net invest-
ment income on each day the NYSE is open. Net investment
income includes
interest accrued and discount earned and all short-term
realized gains and
losses on portfolio securities and is less premium
amortized and expenses
accrued. Income dividends are paid monthly and will
automatically be rein-
vested in shares of the same Class of the respective
Portfolio unless a share-
holder has elected to receive distributions in cash. If a
shareholder redeems
in full an account between payment dates, all dividends
declared up to and
including the date of liquidation will be paid with the
proceeds from the
redemption of shares. The per share dividends of Class A
and Class C                shares of
the Cash Portfolio and the Government Portfolio may be less than the per share dividends of Class Y shares of each such Portfolio principally as a result of the service fee applicable to Class A and Class C shares.
Long term capital
gains, if any, will be in the same amount for each Class and will be distrib-uted annually.

It is the Fund's policy to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code with which it believes it complied during its last fiscal year. If so qualified, the Fund will not be subject to
Federal income taxes to the extent that it distributes its taxable net income.
For Federal income tax purposes, dividends (other than dividends derived from income on tax-exempt municipal obligations, if any) and capital gains distri-butions, if any, whether in shares or cash, are taxable to shareholders of each Portfolio. Under the Internal Revenue Code no portion of the Fund distri-butions will be eligible for the dividends received deduction for corpora-tions.

Smith Barney Money Funds, Inc.

PURCHASE OF SHARES

Shares may be purchased through a brokerage account
maintained with Smith
Barney Inc. ("Smith Barney"). Shares may also be purchased
through a              broker
that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group.
In addition, certain investors, including qualified retirement plans and cer-tain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, The Shareholder Services
Group, Inc.
("TSSG"), a subsidiary of First Data Corporation. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Share certificates are issued only upon a shareholder's written request to TSSG.

  A. CASH PORTFOLIO AND GOVERNMENT PORTFOLIO
The minimum initial investment for Class A is $1,000 for each Cash Portfolio and Government Portfolio account and the minimum subsequent investment is $50, except for purchases through (a) Individual Retirement
Accounts ("IRAs") and
Self-Employed Retirement Plans, for which the minimum initial and subsequent investments are $250 and $50, respectively, and (b) retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal
Revenue Code of 1986,
as amended (the "Code"), for which the minimum initial and subsequent invest-ments are $25. There are no minimum investment requirements in Class A for employees of The Travelers Inc. ("Travelers") and its subsidiaries, including
Smith Barney, and Directors of the Fund, and their spouses and children. The minimum initial investment for Class Y is $5,000,000 for each Cash Portfolio and Government Portfolio account and the minimum subsequent investment is $50.
For each Portfolio's Systematic Investment Plan, the minimum initial investment requirement for Class A and C shares and the subsequent investment requirement for all Classes is $50. In addition, Class Z shares, which are offered pursuant to a separate prospectus, are offered exclusively to tax exempt employee bene-fit and retirement plans of Smith Barney and its affiliates.

Class A and Class Y shares of the Cash Portfolio and
Government Portfolio are
available for purchase directly by investors. Class C shares of the Cash Port-folio and Government Portfolio are available for purchase only by participants in the Smith Barney 401(k) Program (see below), either directly or as part of an exchange privilege transaction with certain other funds sponsored by Smith
Barney. (Class C shares of the Government Portfolio that represent previously issued "Class B" shares may only be redeemed or exchanged out of the Fund.)

Smith Barney Money Funds, Inc.

  B. RETIREMENT PORTFOLIO

Shares of the Retirement Portfolio are offered exclusively to retirement plans under Sections 401 and 408 of the Internal Revenue
Code. To purchase
these shares, a brokerage account for your retirement plan must be established with Smith Barney upon completion of an account application available from your
Financial Consultant. Smith Barney has advised the Fund that the minimum ini-tial purchase is $200 for each Retirement Portfolio account, and subsequent investments may be $1.00 or more. Smith Barney also has advised the Fund that on each business day it will automatically invest all good funds of $1.00 or more in the brokerage account in full shares of the Retirement Portfolio, and there is no charge for this service.

The Fund's shares are sold continuously at their net asset
value next deter-
mined after a purchase order is received and becomes
effective. A   purchase
order becomes effective when the Fund, Smith Barney or an Introducing Broker receives, or converts the purchase amount into, Federal funds (i.e., monies of member banks within the Federal Reserve System held on deposit at a Federal
Reserve Bank). When orders for the purchase of Fund shares are paid for in Fed-eral funds, or are placed by an investor with sufficient
Federal funds or cash
balance in the investor's brokerage account with Smith
Barney or the Introduc-
ing Broker, the order becomes effective on the day of receipt if received prior to 12 noon, New York time, on any day the Fund calculates its net asset value.
See "Valuation of Shares." Purchase orders received after 12 noon on any busi-ness day are effective as of the time the net asset value is next determined.
When orders for the purchase of Fund shares are paid for other than in Federal funds, Smith Barney or the Introducing Broker, acting on behalf of the invest-or, will complete the conversion into, or itself advance, Federal funds, and the order will become effective on the day following its receipt by the Fund,
Smith Barney or the Introducing Broker. Shares purchased directly through TSSG begin to accrue income dividends on the day that the purchase order becomes effective. All other shares purchased begin to accrue income dividends on the next business day following the day that the purchase order becomes effective.

  SYSTEMATIC INVESTMENT PLAN
Upon completion of certain automated systems, shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic
Investment Plan, Smith
Barney or TSSG is authorized through preauthorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Portfolio account. A shareholder who has

Smith Barney Money Funds, Inc.

insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or TSSG. Additional information is available from the Fund or a Smith Barney Financial Consultant.

  SMITH BARNEY 401(K) PROGRAM

Investors may be eligible to participate in the Smith
Barney 401(k) Program,
which is generally designed to assist plan sponsors in the creation and opera-tion of retirement plans under Section 401(a) of the Code.
To the extent
applicable, the same terms and conditions are offered to all participating plans in the Smith Barney 401(k) Program, which include both 401(k) plans and other types of participant directed, tax-qualified employee benefit plans
(collectively, "Participating Plans").

The Cash Portfolio and Government Portfolio each offers to
Participating
Plans Class A, Class C and Class Y shares as investment alternatives under the
Smith Barney 401(k) Program. Once a Participating Plan has made an initial investment in the Portfolio, all of its subsequent investments in the Portfo-lio must be in the same Class of shares.

 Class A Shares. Class A shares of the Cash Portfolio and
Government Portfo-
lio are offered to any Participating Plan that purchases from $500,000 to
$4,999,999 of Class A shares of one or more non-money market funds of the
Smith Barney Mutual Funds. Class A shares acquired through the Smith Barney
401(k) Program after November 7, 1994 by exchange from a non money market fund are subject to a CDSC of 1.00% of redemption proceeds, if the Participating
Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

 Class C Shares. Class C shares of the Cash Portfolio and
Government Portfo-
lio are offered to any Participating Plan that purchases from $250,000 to
$499,999 of one or more non-money market funds of the Smith
Barney Mutual
Funds. Class C shares acquired through the Smith Barney
401(k) Program after
November 7, 1994 by exchange from a non-money market fund are subject to a
CDSC of 1.00% of redemption proceeds, if the Participating
Plan terminates
within four years of the date the Participating Plan first enrolled in the
Smith Barney 401(k) Program. Each year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program and, if its total non money market
Class C holdings equal at least $500,000 as of the calendar year end, the Par-ticipating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the same Portfolio. Such plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of March in the following calendar year. Once the exchange has occurred, a Participating Plan will not be eligi-ble to acquire Class

Smith Barney Money Funds, Inc.

C shares of a Portfolio but instead may acquire Class A shares of the Portfo-lio. Any Class C shares not converted will continue to be subject to the dis-tribution fee.

Class Y Shares. Class Y shares of the Cash Portfolio and
Government Portfolio
are offered without any service fee or CDSC to any Participating Plan that pur-chases $5,000,000 or more of Class Y shares of one or more non money market funds of the Smith Barney Mutual Funds.

No CDSC is imposed on redemptions of Class A and Class C shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capi-tal gains distributions, plus (a) the current net asset value of such shares purchased more than one year prior to redemption, plus (b) increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year.

The CDSC will be waived on redemptions of Class A and Class
C shares in con-
nection with lump-sum or other distributions made by a
Participating Plan as a
result of: (a) the retirement of an employee in the
Participating Plan; (b) the
termination of employment of an employee in the
Participating Plan; (c) the
death or disability of an employee in the Participating
Plan; (d) the attain-
ment of age 59 1/2 by an employee in the Participating
Plan; (e) hardship of an
employee in the Participating Plan to the extent permitted
under Section 401(k)
of the Code; or (f) redemptions of shares in connection
with a    loan made by the
Participating Plan to an employee.

 Participating Plans wishing to acquire shares of the Cash
Portfolio and Gov-
ernment Portfolio through the Smith Barney 401(k) Program must purchase such shares directly from TSSG. For further information regarding the Smith Barney
401(k) Program, investors should contact a Smith Barney
Financial Consultant.

REDEMPTION OF SHARES


Shareholders may redeem their shares without charge on any day the Fund cal-culates its net asset value. See "Valuation of Shares."
Redemption requests
received in proper form before 12 noon, New York time, are priced at the net asset value as next determined on that day. Redemption requests received after
12 noon, New York time, are priced at the net asset value as next determined.
Redemption requests must be made through Smith Barney, an Introducing Broker or the securities dealer through whom the shares were purchased, except that shareholders who purchased shares of the Fund from TSSG may also redeem shares directly through TSSG. A shareholder desiring to redeem shares represented by certificates also must present the certificates to Smith
Barney, the

Smith Barney Money Funds, Inc.

Introducing Broker or TSSG endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until the certificates are received by TSSG in proper form.

The Fund normally transmits redemption proceeds on the business day follow-ing receipt of a redemption request but, in any event, payment will be made within seven days thereafter, except on days on which the NYSE is closed and the settlement of securities does not otherwise occur, or as permitted under the Act in extraordinary circumstances. The Fund anticipates that, in accor-dance with regulatory changes, beginning on or about June
1, 1995 payment will
be made no later than the third business day after a redemption request is made. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's ben-efit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. A shareholder who pays for Fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to ten days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with Federal funds, by bank wire or with a certified or cashier's check.

Fund shareholders who purchase securities through Smith
Barney or an Intro-
ducing Broker may take advantage of special redemption procedures under which
Class A shares of the Fund will be redeemed automatically to the extent neces-sary to satisfy debit balances arising in the shareholder's account with Smith
Barney or the Introducing Broker. One example of how an automatic redemption may occur involves the purchase of securities. If a shareholder purchases securities but does not pay for them by settlement date, the number of Fund shares necessary to cover the debit will be redeemed automatically as of the settlement date, which usually occurs five business days after the trade date.
(The Fund anticipates that beginning on or about June 1, 1995, the settlement date will occur three business days after trade date.)
Class A shares that are
subject to a CDSC (see "Redemption of Shares--Contingent
Deferred Sales
Charge") are not eligible for such automatic redemption and will only be redeemed upon specific request. If the shareholder does not request redemption of such shares, the shareholder's account with Smith Barney or the Introducing
Broker may be margined to satisfy debit balances if sufficient Fund shares that are not subject to any applicable CDSC are unavailable. No fee is cur-rently charged with respect to these automatic transactions. Shareholders not wishing to participate in these arrangements should notify their Smith Barney
Financial Consultant or the Introducing Broker.

Smith Barney Money Funds, Inc.

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to TSSG together with the redemption request. Any signature appearing on a redemption request, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the
Federal Reserve System or member firm of a national securities exchange. TSSG may require additional supporting documents for redemptions made by corpora-tions, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until TSSG receives all required documents in proper form.

CONTINGENT DEFERRED SALES CHARGE -- CASH PORTFOLIO AND
GOVERNMENT PORTFOLIO

Class A shares of the Cash Portfolio and Government
Portfolio and Class C
shares that represent previously issued "Class B" shares of the Government
Portfolio acquired as part of an exchange privilege transaction, which were originally acquired in one of the other Smith Barney Mutual
Funds at net asset
value subject to a CDSC, continue to be subject to any applicable CDSC of the original fund. Therefore, such Class A and Class C shares that are redeemed within 12 months of the date of purchase of the original fund may be subject to a CDSC of 1.00%. The amount of any CDSC will be paid to and retained by Smith
Barney. The CDSC will be assessed based on an amount equal to the net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price in the original
Fund. In addition, no charge will be assessed on shares derived from reinvest-ment of dividends or capital gains distributions.

In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestments of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that Class A and Class C shares have been held will be calculated from the date that the shares were initially acquired in one of the other Smith Barney Mutual Funds, and such shares being redeemed will be considered to represent, as applicable, capital appreciation or divi-dend and capital gain distribution reinvestments in such other funds. For Fed-eral income tax pur-

Smith Barney Money Funds, Inc.

poses, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.

The CDSC on Class A and Class C shares, if any, will be waived on (a) exchanges (see "Exchange Privilege" below); (b) redemptions of shares within twelve months following the death or disability of the shareholder; (c) redemp-tion of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (d) involuntary redemptions;
and (e) redemptions of shares in connection with a combination of a Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith
Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

CDSC waivers will be granted subject to confirmation (by
Smith Barney in the
case of shareholders who are also Smith Barney clients or by TSSG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

For information concerning the CDSC applicable to Class A and Class C shares acquired through the Smith Barney 401(k) Program, see
"Purchase of Shares."

EXCHANGE PRIVILEGE


Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual
Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class C shares are subject to minimum investment requirements and all shares are subject to other requirements of the fund into which exchanges are made and a sales charge differential may apply.

  FUND NAME
  Growth Funds
  Smith Barney Aggressive Growth Fund Inc.
   Smith Barney Appreciation Fund Inc.
  Smith Barney Fundamental Value Fund,
  Inc. Smith Barney Growth Opportunity
  Fund Smith Barney Managed Growth Fund
  Smith Barney Special Equities Fund
  Smith Barney Telecommunications Trust
                      Growth Fund

Smith Barney Money Funds, Inc.

  Growth and Income Funds

  Smith Barney Convertible Fund
Smith Barney Funds, Inc. -- Income and Growth
  Portfolio Smith Barney Funds, Inc. --
  Utility Portfolio
  Smith Barney Growth and Income Fund
Smith Barney Premium Total Return Fund
  Smith Barney Strategic Investors
  Fund Smith Barney Utilities Fund
  Taxable Fixed-Income Funds
   Smith Barney Adjustable Rate Government Income Fund
                          Smith
  Barney Diversified Strategic Income Fund
Smith Barney Funds, Inc. -- Income Return Account
Portfolio Smith Barney Funds, Inc. -- Monthly Payment
Government Portfolio
 *Smith Barney Funds, Inc. -- Short-Term U.S. Treasury
Securities Portfolio
Smith Barney Funds, Inc. -- U.S. Government Securities
  Portfolio Smith Barney Government Securities Fund
  Smith Barney High Income Fund
  Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.

  Tax-Exempt Funds

  Smith Barney Arizona Municipals Fund Inc. Smith
  Barney California Municipals Fund Inc. Smith Barney
  Florida Municipals Fund
Smith Barney Intermediate Maturity California
Municipals Fund Smith Barney Intermediate Maturity New
York Municipals Fund Smith Barney Limited Maturity
Municipals Fund
       Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund Smith
Barney Muni Funds -- California Portfolio
Smith Barney Muni Funds -- Florida Limited Term
Portfolio Smith Barney Muni Funds -- Florida Portfolio
       Smith Barney Muni Funds -- Georgia Portfolio
  Smith Barney Muni Funds -- Limited Term Portfolio
  Smith Barney Muni Funds -- National Portfolio Smith
Barney Muni Funds -- New Jersey Portfolio Smith Barney
Muni Funds -- New York Portfolio
  Smith Barney Muni Funds -- Ohio Portfolio Smith
  Barney Muni Funds -- Pennsylvania Portfolio Smith
  Barney New Jersey Municipals
Fund Inc. Smith Barney New York Municipals Fund Inc.
Smith Barney Oregon Municipals Fund
  Smith Barney Tax-Exempt Income Fund

Smith Barney Money Funds, Inc.

  International Funds

  Smith Barney Precious Metals and Minerals Fund Inc.
  Smith Barney World Funds, Inc. -- Emerging Markets
  Portfolio Smith Barney World Funds, Inc. -- European
  Portfolio Smith Barney World Funds, Inc. -- Global
  Government Bond
Portfolio
Smith Barney World Funds, Inc. -- International
Balanced Portfolio
Smith Barney World Funds, Inc. -- International Equity
  Portfolio Smith Barney World Funds, Inc. -- Pacific
  Portfolio

  Money Market Funds
  Smith Barney Municipal Money Market Fund, Inc.
 *Smith Barney Muni Funds -- California Money
Market Portfolio
 *Smith Barney Muni Funds -- New York Money Market
Portfolio -------------------------------------------------
------------------------
* Available for exchange with Class A shares of each Portfolio, and
Class Y
shares of the Cash Portfolio and the Government Portfolio.

Class A Exchanges. Class A shares of each Portfolio will be subject to the appropriate "sales charge differential" upon the exchange of such shares for
Class A shares of another fund of the Smith Barney Mutual
Funds sold with a
sales charge. The "sales charge differential" is limited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For purposes of the exchange privi-lege, shares obtained through automatic reinvestment of dividends and capital gains distributions are treated as having paid the same sales charges applica-ble to the shares on which the dividends or distributions were paid; however, except in the case of the Smith Barney 401(k) Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the original fund that had been exchanged.

Class Y Exchanges. Class Y shareholders of a Portfolio who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange Privilege.
Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to each Portfolio's performance and its shareholders. The invest-

Smith Barney Money Funds, Inc.

ment manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of each Portfolio's other shareholders. In this event, the investment manager will notify Smith
Barney that the Fund may,
at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination by the Fund, Smith Barney will pro-vide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the share-holder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registra-tion of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed.
Before exchanging
shares, investors should read the current prospectus describing the shares to be acquired. These exchange privileges are available to shareholders resident in any state in which the fund shares being acquired may legally be sold. The
Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to redeem involuntarily any shareholder's account in the Cash Portfolio or the Government Portfolio if the aggregate net asset value of the shares held in the account in either
Portfolio is less than
$500, and to redeem involuntarily any shareholder's account in the Retirement
Portfolio if the aggregate net asset value of the shares held in the account is less than $100. With respect to the Cash Portfolio and Government Portfo-lio, any applicable CDSC will be deducted from the proceeds of this redemp-tion. (If a shareholder has more than one account in these Portfolios, each account must satisfy the minimum account size.) Before the Board of Directors of the Fund elects to exercise such right, shareholders will receive prior written notice and will be permitted 60 days to bring accounts up to the mini-mum to avoid involuntary redemption.

Smith Barney Money Funds, Inc.

YIELD INFORMATION

From time to time the Fund may advertise the yield and effective yield of its Portfolios. For the Cash Portfolio and Government
Portfolio, the Fund may
advertise the yield and effective yield of their Class A, Class C and Class Y shares. These yield figures are based on historical earnings and are not intended to indicate future performance. The yield of a Portfolio or a Class refers to the net investment income generated by an investment in the Portfo-lio or the Class over a specific seven-day period (which will be stated in the advertisement). This net investment income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the com-pounding effect of the assumed reinvestment.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS

Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agree-ments between the Fund and the companies that furnish services to the Fund and each Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of each Port-folio are delegated to the Portfolio's investment manager.
The Statement of
Additional Information contains background information regarding each Director and executive officer of the Fund.

 MANAGER

Prior to December 31, 1994, Mutual Management Corp. ("MMC") managed the day-to-day operations of each Portfolio pursuant to a management agreement entered into by the Fund on behalf of each Portfolio. Effective
December 31, 1994, the
Board of Directors of the Fund approved the transfer of all of the management agreements with MMC to Smith Barney Mutual Funds Management
Inc. ("SBMFM" or
the "Manager"), an affiliate of MMC. Investment management of each Portfolio under SBMFM is conducted by the same personnel who managed each Portfolio under MMC. The reporting requirements for these individuals has also remained unchanged. In addition, because the original management agreements with MMC were simply transferred to SBMFM, the terms of the agreements (including the fees) have remained the same.

Smith Barney Money Funds, Inc.

SBMFM, which until November, 1994 operated under the name
Smith, Barney
Advisers, Inc., was incorporated in 1968 under the laws of Delaware. It is a wholly-owned subsidiary of Smith Barney Holdings Inc., the parent company of
Smith Barney. Smith Barney Holdings Inc. is a wholly-owned subsidiary of The
Travelers Inc., which is a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments:
Investment Services, Consumer Finance Services, Life
Insurance Services and
Property & Casualty Insurance Services.

SBMFM, Smith Barney and Smith Barney Holdings Inc. are each
located at 388
Greenwich Street, New York, New York 10013. SBMFM is also
the investment man-
ager for numerous other investment companies having
aggregate assets as of
March 31, 1995 of approximately $54 billion. For the Fund's
last fiscal year
the management fee was 0.44% of the Cash Portfolio's
average daily net assets,
0.44% of the Government Portfolio's average daily net
assets and 0.45% of the
Retirement Portfolio's average daily net assets. Total
expenses for the Cash
Portfolio were 0.64% of the average daily net assets for
Class A shares; 0.62%
of the average daily net assets for Class C shares and
0.53% of the average
daily net assets for Class Y shares. Total expenses for the
Government Portfo-
lio were 0.61% of the average daily net assets for each of
the Class A and
Class C shares and 0.60% of the average daily net assets
for Class Y                shares.
Total expenses for the Retirement Portfolio were 0.70% of the average daily net assets. Each Portfolio's management agreement, which was approved by its share-holders on September 16, 1994, provides for daily compensation of the Manager at the following annual rates: (1) Cash Portfolio--0.45% on the first $6 bil-lion of the Portfolio's net assets, 0.425% on the next $6 billion, 0.40% on the next $6 billion and 0.35% on net assets in excess of $18 billion; (2) Govern-ment Portfolio--0.45% on the first $2.5 billion of the Portfolio's net assets,
0.40% on the next $2.5 billion and 0.35% on net assets in excess of $5 billion;
and (c) Retirement Portfolio--0.45% on the first $1 billion of the Portfolio's net assets, 0.40% on the next $1 billion and 0.35% on net assets in excess of
$2 billion.

 Under each management agreement SBMFM is responsible for furnishing or caus-ing to be furnished to each Portfolio advice and assistance with respect to the acquisition, holding or disposal of investments and recommendations with respect to other aspects and affairs of each Portfolio, bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund.

The term "Smith Barney" in the title of the Fund has been adopted by permis-sion of Smith Barney and is subject to the right of Smith
Barney to elect that
the Fund stop using the term in any form or combination of its name.

Smith Barney Money Funds, Inc.

DISTRIBUTOR


Smith Barney serves as Principal Underwriter of shares of the Fund. The Fund has adopted for each Portfolio a plan of distribution pursuant to Rule 12b-1 under the Act (the "Plan") under which a service fee is paid by each Class A and Class C to Smith Barney at an annual rate of 0.10% of the Class' average daily net assets. The fee is used by Smith Barney to pay its Financial Consul-tants for servicing shareholder accounts for as long as a shareholder remains a holder of the Class. The service fee is credited at a rate of 0.10% of the average balance of Class shares held in the accounts of customers of Financial
Consultants. The service fee is also spent by Smith Barney on the following types of expenses: (1) the pro rata share of other employment costs of such
Financial Consultants (e.g., FICA, employee benefits, etc.); (2) employment expenses of home office personnel primarily responsible for providing service to a Portfolio's shareholders and (3) the pro rata share of branch office fixed expenses (including branch overhead allocations).
Shareholder servicing
expenses incurred by Smith Barney but not reimbursed by a Class in any year will not be a continuing liability of the Class in subsequent years.

Smith Barney also serves as investment manager and distributor of The Ineffi-cient-Market Fund, Inc., a closed-end investment company.
Smith Barney also
advises profit-sharing and pension accounts. Smith Barney and its affiliates may in the future act as investment advisers for other accounts.

ADDITIONAL INFORMATION


The Fund, an open-end, diversified investment company, was incorporated under
Maryland law on May 28, 1974. The Board of Directors has authorized the issu-ance of four series of shares, each representing shares in one of four separate
Portfolios -- the Cash Portfolio, the Government Portfolio, the Retirement
Portfolio and the U.S. Treasury Portfolio -- and may also authorize the crea-tion of additional series of shares. Each share of a Portfolio or Class repre-sents an equal proportionate interest in the net assets of that Portfolio or
Class with each other share of the same Portfolio or Class and is entitled to such dividends and distributions out of the net income of that Portfolio or
Class as are declared in the discretion of the Board.
Shareholders are entitled
to one vote for each share held and will vote in the aggregate and not by Port-folio or Class except as otherwise required by the Act or Maryland law. As described under "Voting Rights" in the Statement of Additional Information, the
Fund ordinarily will not hold shareholder meetings;
however, shareholders have
the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors and the Fund will assist share-holders in calling such a meeting as required by the Act.

Smith Barney Money Funds, Inc.

PNC Bank, National Association, located at 17th and
Chestnut Streets, Phila-
delphia, Pennsylvania 19103, serves as custodian of each Portfolio's invest-ments.

   TSSG, located at Exchange Place, Boston, Massachusetts
                           02109,
serves as the
Fund's transfer agent.

 The Fund sends its shareholders a semi-annual report and
                            an
audited annual
report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a house-hold having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to con-solidate the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed
Retirement Plan
accounts) will receive a single Prospectus annually.
Shareholders who do not
want this consolidation to apply to their account should contact their Smith
Barney Financial Consultant or the Fund's transfer agent.

                                             [LOGO OF
SMITH BARNEY APPEARS HERE]
SMITH BARNEY
MONEY FUNDS, INC.
388 Greenwich Street
New York, New York 10013
FD 2322 D5
                         Part B
              April 28, 1995 April 28, 1995

                 SMITH BARNEY MONEY FUNDS,
                      INC. 388 Greenwich
                      Street
                    New York, New York 10013


              STATEMENT OF ADDITIONAL
INFORMATION
       Smith Barney Money Funds, Inc. is a
         money market fund that invests in high
         quality money market
            instruments.  The Fund seeks to
provide:

     Daily Income      Convenience
Daily
Liquidity
                 Stability of Net Asset Value
Shares of the Fund are currently offered in three
                             Portfolios: Cash Portfolio
                             Government Portfolio
                             Retirement Portfolio

    This Statement of Additional information is not a Prospectus. It is intended to provide more detailed information about Smith Barney Money Funds, Inc. (the
"Fund") as well as matters  already
discussed in the Prospectus and therefore should be read in conjunction with the April 28, 1995April 28, 1995
Prospectus which may be obtained from the Fund or a Smith Barney Financial Consultant.
                     TABLE OF CONTENTS
                                          Page Reference
                                     In: Statement of
                                     Additional
                                           Information


Directors and Officers                         2
Investment Restrictions and Fundamental
Policies 4
Computation of Yield                           6
Valuation of Shares and Amortized Cost
Valuation 6
IRA and Other Prototype Retirement Plan
7
The  Management Agreement, Plan of Distribution
and Other Services 8
Voting Rights
9
Custodian,     Transfer    and    Dividend
Disbursing
Agent
111
Independent Auditors
111
Financial Statements
11
Appendix - Securities Ratings                  12
                          DIRECTORS AND OFFICERS
*JESSICA BIBLIOWICZ, Director and President
Executive Vice President of Smith Barney, President and Director of eleven investment companies associated with Smith Barney;
prior to January, 1994, Director of Sales and Marketing of Prudential Mutual Funds; Prior to September, 1991, Assistant Portfolio Manager to Shearson Lehman Brothers; 35.
*JESSICA BIBLIOWICZ, Director and President
Executive Vice President of Smith Barney Inc. ("Smith Barney"), President of forty investment companies associated with Smith Barney and Director of twelve investment companies associated with Smith Barney; prior to January, 1994, Director of Sales and Marketing of Prudential Mutual Funds; Prior to September, 1991, Assistant Portfolio Manager for Shearson Lehman Brothers; 35.

RALPH D. CREASMAN, Director
Retired,  4  Moss  Hammock Lane, The Landings, Skidaway  Island,
Savannah, Georgia  31411.   Director of ten ten investment
companies associated  with Smith  Barney.   Inc.("Smith  Barney"
)(see below). Formerly,  Chairman, President  and  Chief  Executive
Officer of Lionel D.   Edie  &  Co.,  Inc. (investment counselors),
Chairman of Edie International S.A. and President and Director of Edie Ready Assets Trust, Fundamerica of Japan, Edie Special Growth Fund and Edie Capital Fund; 73 73.

JOSEPH H. FLEISS, Director
Retired, 3849 Torrey Pines Blvd., Sarasota, Florida 34238. Director of ten ten investment companies associated with Smith Barney. Formerly,
Senior Vice President of Citibank, Manager of Citibank's Bond Investment Portfolio and Money Management Desk and a Director of Citicorp Securities Co., Inc.Inc; 77 77.

DONALD R. FOLEY, Director
Retired, 3668 Freshwater Drive, Jupiter, Florida 33477. Director of ten ten investment companies associated with Smith Barney. Formerly, Vice President of Edwin Bird Wilson, Incorporated
(advertising); 72   72. PAUL HARDIN, Director
Chancellor of the University of North Carolina at Chapel Hill, University of North Carolina, 103 S. Building, Chapel Hill,
North Carolina  27599;
Director  of  twelve  twelve  investment companies  associated with Smith Barney; and a Director of The Summit Bancorporation; 63
63. FRANCIS P.. MARTIN, Director
Practicing physician, 2000 North Village Avenue, Rockville Centre,
New York11570.   Director  of  ten ten investment companies
associated
with
Smith Barney.  Formerly, President of the Nassau Physicians' Fund,
Inc.; 70  70.
*HEATH B. MCLENDON, Chairman of the Board and Chief Executive Officer Managing Director of Smith Barney; Director of thirty-nine investment companies associated with Smith Barney; President of Smith Barney Mutual Fund Management Inc. ("SBMFM" or the "Manager"); Chairman of Smith Barney Strategy Advisers Inc.; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers, Inc.; Vice Chairman of Shearson Asset Management; 61. *HEATH B. MCLENDON, Chairman of the Board and Chief Executive Officer Managing Director of Smith Barney; Director of forty-one investment companies associated with Smith Barney; President of Smith Barney Mutual Fund Management Inc. ("SBMFM" or the "Manager"); Chairman of Smith Barney Strategy Advisers Inc.; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers, Inc.; Vice Chairman of Shearson Asset Management; 61.

RODERICK C. RASMUSSEN, Director
Investment Counselor, 81 Mountain Road, Verona, New Jersey 07044. Director of ten ten investment companies associated with Smith Barney. Formerly, Vice President of Dresdner and Company Inc. (investment counselors); 68 68.
JOHN P. TOOLAN, Director
Retired, 13 Chadwell Place, Morristown, New Jersey, 07960. Director of ten ten investment companies associated with Smith Barney. Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and the Manager and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; 64 64.

*Designates an "interested person" as defined in the Investment Company Act of 1940 whose business address is 388 Greenwich Street, New York, NY 10013388 Greenwich Street, New York, NY
10013.   Such person  is  not separately compensated as a Fund
officer or director.


C. RICHARD YOUNGDAHL, Director
Retired, 339 River Drive, Tequesta, Florida 33469. Director of ten ten investment companies associated with Smith Barney and Member of the Board of Directors of D. W. Rich & Company, Inc. Formerly Chairman of the Board of Pensions of the Lutheran Church
in America and Chairman  of  the Board and Chief Executive Officer
of Aubrey G. Lanston & Co.  (dealers  in U.S.   Government
securities) and President of the Association of Primary Dealers in U.S. Government Securities;79 79.

*LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing  Director of Smith Barney; Senior Vice President and
Treasurer of forty-one forty-one investment companies associated with Smith Barney, and Director and Senior Vice President of the
Manager; 37 Manager; 37.

*PHYLLIS M. ZAHORODNY, Vice President and Investment Officer *PHYLLIS M. ZAHORODNY, Vice President and Investment Officer Managing Director of Smith Barney and Portfolio Manager. Prior to August, 1993, Managing Director and Portfolio Manager of Shearson Lehman Brothers Inc.
Managing Director of Smith Barney. Prior to August, 1993, Managing Director and Portfolio Manager of Shearson
Lehman Brothers Inc; 37..;     37.

*EVELYN ROBERTSON, Vice President and Investment Officer
*EVELYN ROBERTSON, Vice President and Investment Officer
Vice  President  of Smith Barney and Portfolio Manager.  Prior  to
August,
1993, Vice President and Portfolio Manager of Shearson Lehman Brothers Inc.Vice President of Smith Barney. Prior to August, 1993, Vice President and Portfolio Manager of Shearson Lehman Brothers Inc; 39..; 39.
*IRVING DAVID, Controller and Assistant Secretary
Vice  President  of Smith Barney and the Manager.  Prior  to
March, 1994, Assistant Treasurer of First Investment Management Company; 34. *IRVING DAVID, Controller and Assistant Secretary
Vice President of Smith Barney and the Manager, Controller of 2 investment companies associated with Smith Barney , Controller of 2 investment companies associated with Smith Barney. Prior to March, 1994, Assistant Treasurer of First Investment Management Company; 34.

*CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney and Secretary of forty-one forty one investment companies associated with Smith Barney; Secretary and General Counsel of the Manager; 44 Secretary and General Counsel of the Manager; 44.
__________________
* Designates an "interested person" as defined in the Investment Company Act of 1940 whose business address is 388 Greenwich Street, New York, NY 10013 is 388 Greenwich Street, New York, NY 10013. Such person is not separately compensated as a Fund officer or director.
          On March 31, 1995 March 31, 1995, directors and officers owned in the aggregate less than 1% of the outstanding securities of each Portfolio.
          The following table shows the compensation paid by the Fund to each director during the Fund's last fiscal year. None of the officers of the Fund recieved any compensation from the Fund for such period. Officers and interested directors of the Fund are compensated by Smith Barney.


                        COMPENSATION TABLE
                                                       Total
                                      Pension or
                                      Compensation
Number of
                                     Retirement            from
Fund
Funds for
                       Aggregate        Benefits Accrued
and
Fund           Which Director
                    Compensation            as part of
Complex
Served Within
Name of Person              from Fund               Fund Expenses
Paid to Directors         Fund Complex
Ralph D. Creasman             $ 5696.00                   $0
$
51,500.00                 10
Joseph H. Fleiss                   5,396.00            0
50,900.00                 10
Donald R. Foley                    5,696.00            0
51,500.00                 10
Paul Hardin                   2,998.00            0
96,400.00
25
Francis P. Martin                  5,696.00            0
51,500.00                 10
Roderick C. Rasmussen         5,696.00            0
51,500.00
10
John P. Toolan                5,696.00            0
51,500.00
10
Stephen J. Treadway           0              0                  0
12
C. Richard Youngdahl          5,696.00            0
51,500.00
10 The following table shows the compensation paid by the Fund to each director during the Fund's last fiscal year. None of the officers of the Fund received any compensation from the Fund for such period. Officers and interested directors of the Fund are compensated by Smith Barney.

                        COMPENSATION TABLE
                                                       Total
                                      Pension or
                                      Compensation
Number of
                                     Retirement            from
Fund Funds for
                       Aggregate        Benefits Accrued
and
Fund           Which Director
                    Compensation            as part of
Complex
Serves Within
Name of Person              from Fund               Fund Expenses
Paid to Directors         Fund Complex
Jessica Bibliowicz()            $      0                  $0
$
0                             12
Ralph D. Creasman    5696.00           0                51,500.00
10
Joseph H. Fleiss                5,396.00     0
50,900.00
10
Donald R. Foley                 5,696.00     0
51,500.00
10
Paul Hardin                     2,998.00     0
27,800.00()
12()
Francis P. Martin               5,696.00     0
51,500.00
10
Heath B. McLendon()        0           0               0
41                             41
Roderick C. Rasmussen           5,696.00     0
51,500.00
10
John P. Toolan                  5,696.00     0
51,500.00
10
C. Richard Youngdahl            5,696.00     0
51,500.00
10

 Designates an "interested director."
 Reflects the compensation paid to Dr. Hardin and the number of funds within the Fund Complex for which Dr. Hardin serves as a director as of the date of this Statement of Additional Information. For the fiscal year ended December 31, 1994, Mr. Hardin served as a director of 25 funds within the Fund Complex and
was paid $96,        400.
          INVESTMENT RESTRICTIONS AND FUNDAMENTAL POLICIES

           The Fund has adopted the following restrictions and
     fundamental policies that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" of each Portfolio affected by the change, as defined in the Investment Company Act of 1940 (the "Act") and in accordance with Rule 18f-2 thereunder (see "Voting Rights").

     (1) No Portfolio may borrow money except from banks for temporary purposes in an amount up to 10% of the value of its total assets and may pledge its assets in an amount up to 10% of the value of its total assets only to secure such borrowings. The Fund will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities
     transactions   and   not  for  leveraging   purposes.
Whenever
     borrowings exceed 5% of the value of a Portfolio's total assets, the Portfolio will not make any additional
     investments.   This restriction  shall  not  be  deemed to
     prohibit the Government Portfolio from entering into reverse repurchase agreements so long as not more than 33 1/3% of the Portfolio's total assets are subject to such agreements, nor will it be deemed to prohibit the
Fund from obtaining letters of credit solely for purposes of participating in a captive insurance company sponsored by the Investment Company Institute to provide fidelity and directors and officers liability insurance; (2) The Cash Portfolio and the Retirement  Portfolio each may not with respect  to  75%
of  its assets invest more than 5% of its assets in the
securities of any one  issuer,  except  securities  issued
or guaranteed  as   to
principal  and interest by the U.S. Government, its  agencies or instrumentalities  or U.S.  bank obligations;1  (3)
Neither the Cash     Portfolio nor the Retirement Portfolio
may invest less than
25%  of  its assets in bank obligations (including both
domestic
and foreign bank obligations) and each reserves freedom of
action to concentrate in securities issued or guaranteed as
to principal and
interest   by   the  U.S.  Government,  its   agencies  of
instrumentalities;  (4) No Portfolio may sell  securities
short; (5)  No Portfolio may write or purchase put or call
options;  (6) No Portfolio may purchase illiquid securities
(such as repurchase agreements  with  maturities in excess of seven  days)  or  other securities  that are not readily
marketable if more than  10%  of the  total  assets  of the
Portfolio would be  invested                            in
such
securities;  (7) No Portfolio may purchase or sell  real
estate, real estate investment trust securities, commodities, or oil  and gas  interests; (8) No Portfolio may make loans
to others (except through  the  purchase  of  debt
obligations referred  to  under "Investment  Objectives and
Policies" in the Prospectus),  except that              the
Fund may purchase and simultaneously resell for  later
delivery,  obligations issued or guaranteed as to  principal
and interest   by   the   U.S.   Government  or   its
agencies     or
instrumentalities;  provided, however, that  the  Fund  will not enter into such a repurchase agreement on behalf of a Portfolio if, as a result thereof, more than 10% of its total assets (taken at current value) at that time would be subject to  repurchase agreements maturing in more than seven days; (9) No Portfolio may invest  in  companies for the
purpose of exercising control;  and (10)                No
Portfolio may invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

    Notwithstanding any of the foregoing investment
restrictions, each                                      of
the
Cash Portfolio, the Government Portfolio                and
the
Retirement Portfolio may invest up to 100% of its assets in U.S. Government Obligations.
   If  a  Portfolio adheres to a percentage restriction at
the time     of  investment, a later increase or decrease in
percentage
resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing policies.
      Though the Fund has never entered into reverse repurchase agreements and does not currently intend to commit more than 5%
of its net assets to such agreements, the Government Portfolio's fundamental policies permit it to invest 1/3 of its total assets in reverse repurchase agreements and to enter into reverse repurchase agreements with broker/dealers and other financial institutions including
the Fund's custodian.   Such  agreements involve  the  sale
of portfolio securities with an  agreement  to repurchase
the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the
speculative factor   known as  "leverage."  Such
transactions      are
only
advantageous  if the Government Portfolio has an  opportunity
to earn      a  greater  rate of interest on the cash derived
from  the
transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it will be advantageous to the Government Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Government
Portfolio's assets.                                    The
Fund's custodian bank will maintain a separate account for the
Government Portfolio with securities having a value equal to or greater than such commitments.

     Although the investment policies of the Cash Portfolio and the Retirement Portfolio permit each Portfolio to invest in fixed time deposits without maturity and percentage restrictions, each of these Portfolios currently intends to limit to 5% of its net assets investment in fixed time deposits with a maturity of from two business to seven calendar days and will invest only if, when combined with other illiquid assets of the Portfolio, not more than 10% of its assets would be invested in all such instruments. Fixed time deposits, unlike negotiable certificates of deposit, generally do not have a market and may be subject to penalties for early withdrawal of funds.
    The Articles of Incorporation of the Fund permit the Board of Directors to establish additional Portfolios of the Fund from time to time. The investment restrictions applicable to any such additional Portfolio would be established by the Board of Directors at the time such Portfolio were established and may differ from those set forth above. In the event of the liquidation or dissolution of a Portfolio or of the Fund, shares of a Portfolio are entitled to receive the assets belonging to that Portfolio and a proportionate distribution of any general assets not belonging to any particular Portfolio that are available for distribution based upon the relative net assets of the respective Portfolios.
                  COMPUTATION OF YIELD
   For the seven-day period ended December 31, 19944 the yield for the Cash Portfolio was 5.075.07% (the effective yield was 5.205.20%) for Class A and Class C shares and 5.17% (the effective yield was 5.30%) for the Class Y shares for Class A and Class C shares and 5.17% (the effective yield was 5.30%) for the
Class Y shares with an average dollar-weighted portfolio maturity of 4040 days; the yield the Government Portfolio was 5.02% (the effective yield was 5.14%) for the Class A and Class C shares and 5.12 %(the effective yield was 5.24%) for the Class Y shares the yield for the Government Portfolio was 5.02% (the effective yield was 5.14%) for the Class A and Class C shares and 5.12%(the effective yield was 5.24%) for the Class Y shares with an average dollar-weighted maturity of 3939 days; and the yield for the Retirement Portfolio was 5.145.14% (the effective yield was 5.275.27%) with an average dollar-weighted portfolio maturity of 3737 days. The Fund quotes current yield of each Portfolio and class by dividing the net change in the value of a hypothetical pre existing account having a balance of one share at the beginning of a recent seven-day base period by the value of the account at the beginning of the base period and multiplying this base period return by 365/7. (Net change in account value being the value of additional shares purchased with dividends from original shares and dividends declared on both original shares and any additional shares, but does not include any changes in unrealized appreciation or depreciation.) In addition, for each Portfolio and class the Fund may from time to time quote effective yield figures assuming the compounding of dividends. The effective yield will be slightly higher than the yield because of the compounding effect. The Fund
also quotes for each Portfolio   and  class  the  average
dollar-weighted portfolio maturity for the corresponding seven-day period.

     Although principal is not insured, it is not expected that the net asset value of each Portfolio's shares will fluctuate because the Fund uses the amortized cost method of valuation. (See "Valuation of Shares" in the Prospectus and below.) The investor should remember that yield is a function of the type, quality and maturity of the instruments in a Portfolio, and the Portfolio's operating expenses. While current yield information may be useful, investors should realize that each Portfolio's current yield  will fluctuate, is not necessarily representative
of future results and may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time.
        VALUATION OF SHARES AND AMORTIZED COST VALUATION
The Prospectus shares that net asset value will be determined on any day the New York Stock Exchange is open and that the net asset value may be determined on any day that the settlement of securities otherwise occurs. The New York Stock Exchange is closed on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
The Fund uses the "amortized cost method" for valuing portfolio securities pursuant to a rule under the Act. The amortized cost method of valuation of the Fund's portfolio securities involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of portfolio securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortize cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yields to investors in the Fund may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income.
The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of the Fund's shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stabilized price, including maintaining a maximum dollar-weighted average portfolio maturity of 90 days and investing in securities with remaining maturities of only 13 months or less, there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause the Fund's price per share to change from $1.00.
           IRA AND OTHER PROTOTYPE RETIREMENT PLANS
      Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Fund or Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan. IRA, Rollover IRA, and Simplified Employee Pension - IRA
The Tax Reform Act of 1986 (the "Tax Reform Act") changed
the eligibility   requirements   for   participants   in
Individual Retirement Accounts ("IRAs"). Under the Tax Reform Act if you or your spouse have earned income and neither you nor your spouse is an active participant in an employersponsored retirement plan, each of you may
establish  an IRA                  and  make  maximum  annual
contributions limited to the
lesser of earned income or $2,000. If your spouse is not employed, you may contribute and deduct on your joint return a total of $2,250 between two IRAs.

    If you or your spouse is an active participant in an employer sponsored retirement plan, a deduction for contributions to an IRA might still be allowed in full or in part, depending on your combined adjusted gross income. For married couples filing jointly, a full deduction for contributions to an IRA will be allowed where the couples' adjusted gross income is below $40,001 ($25,001 for an unmarried individual); a partial deduction will be allowed where adjusted gross income is between $40,001-50,000 ($25,001-35,000 for an unmarried individual); and no deduction when adjusted gross income is $50,000 or more ($35,000 for an unmarried individual). Shareholders should consult their tax advisors concerning the effects of the Tax Reform Act on the deductibility of their IRA contributions.

   A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.
   An employer who has established a Simplified Employee
Pension -                    IRA  ("SEP-IRA") on behalf of
eligible employees  may  make  a
maximum annual contribution to each participant's account of 15% (up to $22,500$22,500) of each participant's compensation.

     In addition, certain small employers (those who have 25 or fewer employees) can establish a Simplified Employee Pension Plan Salary Reduction Plan ("SEP - Salary Reduction Plan") under which employees can make elective pre-tax contributions of up to $9,240 of gross income. Consult your tax advisor for special rules regarding establishing either type of SEP.
An ERISA disclosure statement providing additional details is included with each IRA application sent to participants.

Paired Defined Contribution Prototype

      Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Fund through the Smith Barney Prototype Paired Defined Contribution Plan. The prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible
employees  and  their beneficiaries.   The  prototype
provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).
    THE MANAGEMENT AGREEMENT, PLAN OF DISTRIBUTION AND OTHER
                            SERVICES

Manager

     Smith Barney Mutual Funds Management Inc Smith Barney Mutual Funds Management Inc.. (the "Manager") manages the day to day operations of each Portfolio pursuant to management agreements entered into by the Fund on behalf of each Portfolio. Under the management agreements, the Manager offers each Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of each Portfolio. It also furnishes each Portfolio with executive and other personnel; management, bookkeeping, accounting and administrative services; office space and equipment; and the services of the officers and employees of the Fund.
  For the years 1992, 1993, and  19941994, the management
fee for
the   Cash  Portfolio  was  $10,543,721,  $13,386,741
and
$20,507,822$20,507,822, respectively; for the  years  1992,
1993 and
19941994,  the management fee for the Government  Portfolio
was    $2,497,293,    $2,961,843    and
$4,378,067$4,378,067, respectively,  and  for  the years
1992, 1993                                     and
19941994  the management  fee  for  the
Retirement Portfolio was $4,367,459, $4,865,152 and $5,058,146$5,058,146, respectively.
    Each Portfolio's new management agreement, which was approved by its shareholders on September 16, 1994 and
became effective on November   2121,  1994, provides for
daily compensation of the Manager at the following annual rate: (1) Cash Portfolio - 0.45% on the first $6 billion of the Portfolio's net assets, 0.425% on the next $6 billion, 0.40% on the next $6 billion and 0.35% on net assets in excess of $18 billion; (2) Government Portfolio 0.45% on the first $2.5 billion of the Portfolio's net assets, 0.40%
on the next $2.5 billion and 0.35% on net assets in excess
of $5 billion; and (c) Retirement Portfolio - 0.45% on the first $1 billion of the Portfolio's net assets, 0.40% on the  next $1 billion and 0.35% on net assets in excess of
$2 billion.
   Each Portfolio's management agreement further provides that all other expenses not specifically assumed by the Manager under each management agreement are borne by
the Fund.   Expenses payable  by the Fund include, but are
not limited to, all charges of  custodians (including sums
as custodian and sums for keeping books, performing portfolio valuations, and for rendering other services to the Fund) and shareholder servicing agents, filing fees and expenses relating to the registration and qualification of the Fund's shares under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements and prospectuses), expenses of preparing, printing and distributing all proxy material, reports and  notices to shareholders,  outof-pocket expenses  of
directors  and fees      of  directors who  are not
"interested persons" as defined in the Act, fees of
auditors and legal counsel, interest, taxes, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, and all other costs incident to the Fund's corporate existence  and extraordinary  expenses
such as litigation  and indemnification expenses.   Direct
expenses are charged to each  Portfolio;  the management
fee and general corporate expenses are allocated on the basis of relative net assets. No sales or promotion expenses are incurred by the Fund, but expenses incurred in
complying with laws      regulating the issue or sale of
the Fund's shares  are
not deemed sales or promotion expenses.

   The  Manager has agreed that if in any fiscal year the
total expenses   of  any  Portfolio,  exclusive  of  taxes,
brokerage, interest  and  (with the prior written consent
of the         necessary state securities commissions)
extraordinary
expenses exceed
0.7%
of the average daily net assets for that fiscal year of the Portfolio, the Manager will reduce its fee to the extent of such excess. The 0.7% voluntary expense limitation shall be in effect until it is terminated by 14 days' written notice to shareholders and by supplement to the then current prospectus.

    Each Portfolio's management agreement will continue in
effect if  specifically approved annually by a majority of
the directors of  the  Fund, including a majority of the
directors who are  not parties  to  such contract or
"interested persons" of  any  such party.Each  agreement
may be terminated  without penalty  by
either  of  the  parties  on 60 days'  written  notice  and
must terminate  in the event of its assignment.  It may be
amended  or modified  only if approved by vote of the
holders of "a  majority of  the  outstanding  voting
securities"  of such          Portfolio  as defined in the
Act and Rules thereunder
which is discussed  below under "Voting Rights."

     Each agreement provides that the Manager is not liable for any act or omission in the course of or in connection with rendering services under the agreement in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.
Plan of Distribution
      The Fund has adopted for each Portfolio a plan of distribution pursuant to Rule 12b-1 under the Act (the
"Plan") under which a service fee is paid by each of Class
A and Class C to Smith Barney at an annual rate of 0.10% of the Portfolio's or class' average daily net assets. See
"DistributorDistibutor"  in the Prospectus.

Brokerage

     The Manager places orders for the purchase and sale of securities for the portfolios of the Fund. All of the Fund's portfolio transactions have been principal transactions with major dealers in money market instruments, on which no brokerage commissions are paid.
Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. No portfolio transactions are handled by Smith
Barney.
                       VOTING RIGHTS
     As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

    Rule 18f-2 under the Act provides that any matter
required to be  submitted  by  the provisions of the Act or
applicable state law,
or  otherwise,  to  the holders of the  outstanding  voting
securities of an investment company such as the Fund shall
not be deemed  to  have been effectively acted upon unless
approved  by "vote  of  a  majority of the outstanding
voting securities"  (as defined below) of each Portfolio or
class affected by the matter. Rule
18f-2 further provides that a Portfolio or class  shall  be
deemed  to  be affected by a matter unless it is clear
that the interests of each Portfolio or class in a matter
are identical or that the matter does not affect any
interest of the Portfolio  or class.  Under the Rule the
approval of a management agreement  or any
change  in  a  fundamental  investment  policy   would
be
effectively  acted  upon  with respect to  a  Portfolio
only if approved  by  a majority of the outstanding voting
securities  of the  Portfolio  affected by the matter.  The
Rule, however,  also provides that the ratification of
independent public accountants, the  election  of
directors, and the approval of  a  distribution agreement
that is submitted to shareholders are not  subject  to the
separate voting requirements and may be  effectively  acted
upon
by  a vote of the holders of a majority of all Fund  shares
voting without regard to Portfolio.
     As  used  in the Prospectus and this Statement of
Additional
Information,  a  "vote  of a majority of the  outstanding
voting securities" means the affirmative vote of the lesser
of (a)  more than  50%  of the outstanding shares of the
Fund (or the affected Portfolio or class) or (b) 67% or
more of such shares present  at a  meeting if more than 50%
of the outstanding shares of the Fund (or  the  affected
Portfolio or class) are  represented  at  the meeting in
person or by proxy.
     Following are the names, addresses and percent of
ownership of  each person who owns of record or is known by
the Fund to own of  record  of beneficially 5% or more of
any Class of  the  Cash Portfolio as of March 31, 1995:
Frontier Trust Company as  TTEE, Reynolds Brothers Inc., In
care of the Barclay Group, Springhouse Corporate Center II,
323 Norristown Rd., Ambler, PA  19002  owned of  record
227,841.319 shares (17.88%) of the  Class  C  shares;
Frontier Trust Company as TTEE, Jones, Hirsch, Connors &
Bull, In care  of the Barclay Group, Springhouse Corporate
Center II,  323 Norristown  Rd., Ambler, PA  19002 owned of
record  156,263.820 shares (12.27%)  of  the outstanding
Class C  shares;   Frontier Trust Company as TTEE, Bassetti
Architects P S, Architects,  Inc. c/o Barclay  Group  Attn:
Julianna McPhee, 1011  Western  Avenue Suite  701, Seattle,
WA  98104 owned of record 109,646.400 shares (8.61%)  of
the outstanding Class  C  shares; Frontier  Trust Company
as TTEE, Gary T. Evans, In care of the Barclays  Group,
Springhouse Corporate Center II, 323 Norristown Rd.,
Ambler, PA 19002   owned  of  record 91,417.868  shares
(7.18%)   of the outstanding  Class  C shares;  Frontier
Trust  Company as TTEE, Steve's  Homemade  Ice Cream Inc,
In care of the Barclay Group, Springhouse Corporate Center
II, 323 Norristown Rd., Ambler,  PA 19002  owned  of
record 73,203.220  shares
(5.75%)   of
the
outstanding Class C shares;  Frontier Trust Company as
TTEE, Post Trucking  Inc  #4752, In care of the Barclay
Group, Springhouse Corporate  Center II, 323 Norristown
Rd., Ambler, PA 19002  owned of  record 70,583.430 shares
(5.54%) of the outstanding  Class  C shares;   John  W.
Amerman and Jerome T. Amerman TTEES,  FBO  the Amerman
Family Trust DTD 7/18/84, 2813 via Segovia, Palos  Verdes
Estates,  CA  90274 owned of record 528,564.300 shares
(100%)  of the  outstanding  Class Y shares and Daniel  M.
Johnston,  Smith Barney  Inc.  IRA Custodian, North Rd., PO
Box  296,  Tully,  NY 13159-0296 owned  of record 5,086.300
shares  (100%)  of  the outstanding Class Z shares.

     Following are the names, addresses and percent
ownership of each person who owns of record or is known by
the Fund to own  of record  or beneficially 5% or more of
any Class of the Government Portfolio  as  of March 31,
1995:  Jerry L Calkins, Smith  Barney Inc.  Rollover
Custodian, 8694  W. 101 Street, Overland Park,  KS 66212-
3416  owned  of record 134,019.410 shares  (5.44%)  of  the
outstanding Class C shares;  Daniel K.
Silva, 415 Monticello Rd., San  Rafael, CA  94903-3315
beneficially owned 133,956.880 shares (5.44%)  of the
outstanding Class C shares; Steven DeMarco  TTEE, Class
Enterprises Inc., Defined Benefit Pension Trust UAD 4/7/80,
2090  South Tamiami Trail, Osprey, FL  34229-9162 owned of
record 123,739.690 shares (5.03%) of the outstanding Class
C
shares; Chi Hsiang Lee, 30154 via Rivera, Rancho Palos
Verdes, CA  90274-4456 beneficially owned 486,229.990
shares (60.61%) of the outstanding Class  Y  shares;
Dorothy K. Vernon, 6333 N Scottsdale  Rd.  #29, Scottdale,
AZ  852505416 beneficially owned 311,675.240  shares
(38.85%)  of  the outstanding Class Y shares and  Citibank
N  A TTRUSTEE, Smith Barney Harris Upham & Co. Inc. 401k
Savings Plan, 111 Wall  Street, 20th Floor - Attn: N.
Kroneberg, New York,  NY 10043  owned  of record
31,590,344.310  shares  (100%)  of the outstanding Class Z
shares. Following are the  names, addresses and percent of
ownership of each person who owns of record or  is known by
the Fund to own of record of beneficially 5% or more of any
Class of the Cash Portfolio as of March 31, 1995: Frontier
Trust  Company as TTEE, Reynolds Brothers Inc., In care  of
the
Barclay  Group,  Springhouse Corporate Center II, 323
Norristown Rd.,  Ambler,  PA   19002  owned  of  record
227,841.319  shares (17.88%)  of the Class C shares;
Frontier Trust Company as  TTEE, Jones,
Hirsch,  Connors & Bull, In care of  the  Barclay  Group,
Springhouse Corporate Center II, 323 Norristown Rd.,
Ambler, PA 19002
owned
of  record  156,263.820  shares  (12.27%)  of          the
outstanding  Class  C shares;  Frontier Trust  Company  as
TTEE, Bassetti Architects P S, Architects, Inc. c/o Barclay
Group Attn: Julianna  McPhee,  1011  Western Avenue Suite
701, Seattle,  WA 98104
owned  of  record  109,646.400  shares  (8.61%)  of    the
outstanding Class C shares;  Frontier Trust Company as
TTEE, Gary T.  Evans,  In care of the Barclays Group,
Springhouse Corporate Center
II, 323
Norristown Rd., Ambler, PA  19002 owned of record
91,417.868  shares  (7.18%) of the outstanding  Class  C
shares; Frontier  Trust Company as TTEE, Steve's Homemade
Ice Cream  Inc, In  care  of the Barclay Group, Springhouse
Corporate Center  II, 323  Norristown Rd., Ambler, PA 19002
owned of record  73,203.220 shares (5.75%) of the
outstanding Class C shares;  Frontier Trust Company  as
TTEE, Post Trucking Inc #4752, In care of the Barclay
Group, Springhouse  Corporate Center  II,  323  Norristown
Rd., Ambler, PA 19002 owned of record 70,583.430 shares
(5.54%) of the outstanding  Class  C  shares;  John W.
Amerman  and Jerome  T. Amerman TTEES, FBO the Amerman
Family Trust DTD 7/18/84, 2813 via Segovia,  Palos  Verdes
Estates,  CA 90274 owned  of   record 528,564.300 shares
(100%) of the outstanding Class Y  shares  and Daniel
M. Johnston, Smith Barney Inc. IRA Custodian, North  Rd.,
PO  Box  296,  Tully, NY  13159-0296  owned of  record
5,086.300 shares (100%) of the outstanding Class Z shares.

     Following are the names, addresses and percent ownership of each person who owns of record or is known by the Fund to own of record or beneficially 5% or more of any Class of the Government Portfolio as of March
31, 1995:   Jerry  L  Calkins,  Smith  Barney  Inc.  Rollover
Custodian, 8694  W. 101 Street, Overland Park, KS  66212-3416
owned of record
134,019.410
shares (5.44%) of the outstanding Class C  shares;
Daniel  K.  Silva,  415  Monticello Rd., San  Rafael,  CA
94903 3315
beneficially owned 133,956.880 shares (5.44%) of the outstanding Class C shares; Steven DeMarco TTEE, Class Enterprises Inc., Defined Benefit Pension Trust UAD 4/7/80, 2090 South Tamiami Trail, Osprey, FL 34229 9162 owned of record 123,739.690 shares (5.03%) of the outstanding Class C shares; Chi-Hsiang
Lee, 30154 via Rivera, Rancho Palos Verdes, CA           90274-
4456 beneficially owned 486,229.990
shares (60.61%) of  the
outstanding Class Y shares; Dorothy K. Vernon, 6333 N Scottsdale Rd. #29, Scottdale, AZ 85250-5416 beneficially owned 311,675.240 shares (38.85%) of the outstanding Class Y shares and Citibank N A TTRUSTEE, Smith
Barney
Harris  Upham & Co. Inc. 401k Savings  Plan,  111  Wall
Street, 20th Floor - Attn: N. Kroneberg, New York, NY 10043 owned of record 31,590,344.310 shares (100%) of the outstanding Class Z shares.



        CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
   PNC   Bank,   National  Association,  a  national
banking
association   with   offices  at  17th  and   Chestnut
Streets,
Philadelphia,   Pennsylvania,  (the   "Custodian"),   serves
as custodian of the Fund's investments. The Shareholders Services Group, Inc., Exchange Place, Boston, Massachusetts 02109, serves as the Fund's dividend disbursing and transfer agent.



                    INDEPENDENT AUDITORS

   KPMG Peat Marwick LLP LLP, 345 Park Avenue, New York, New York 10154, have been selected as independent auditors for the Fund for its fiscal year ending December 31, 1995 to examine and report on their examination of the financial statements and supplementary financial information of the Fund.
                     FINANCIAL STATEMENTS
    The following financial information is hereby incorporated by reference to the Fund's 1994 Annual Report to Shareholders, a copy of which is furnished with this Statement of Additional information:
                                        Pages in
                                     Annual Report

Statements of Assets and Liabilities     1919
Statements of Operations                 2020
Statement of Changes in Net Assets       2121
Notes to Financial Statements     22-2622-26
Financial Highlights                                      2727
Independent Auditors' Report             2828





                 APPENDIX - SECURITIES RATINGS





BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred  to  as "gilt edged."  Interest payments are protected  by
a large   or  by an exceptionally stable margin and principal is
secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

      Note:  The modifier 1 indicates that the security ranks  in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the olwer end of its generic rating category. Standard & Poor's Rating Group
      AAA  -  Debt  rated  AAA has the highest  rating  assigned by Standard  &  Poor's.  Capacity to pay interest and repay
principal  is extremely strong.
      AA  - Debt rated "AA" has a very strong capacity to pay
interest and repay principal and differs from the highest rated issues only  in small degree.
      Plus  (+)  or  Minus (-): The ratings from "AA" to  "B"  may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
      Provisional Ratings: The letter "p" indicates that the rating
is provisional.   A provisional rating assumes the successful
completion of  the  project being financed by the debt being rated and  indicates that  payment  of  debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgement with respect to such likelihood and risk.
      L  -  The letter "L" indicates that the rating pertains  to the
principal   amount  of  those  bonds  where  the  underlying
deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.
       - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.
     * - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.
      NR  -  Indicates  no rating has been requested,  that  there is insufficient information on which to base a rating, or that S&P does not rate a particular tupe of obligation as a matter of policy. Fitch Investors Service, Inc.
     AAA  - Bonds considered to be investment grade and of the
highest credit
quality.  The obligor has an exceptionally strong  ability  to pay  interest  and repay principal which is unlikely  to  affected by reasonably foreseeable events.
     AA  -  Bonds considered to be investment grade and of  very high credit
quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds reated AAA.
Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated "F-1+".
     Plus  (+) Minus (-): Plus and minus signs are used with a
rating symbol to indicate the relative position of a credit within
the rating category.   Plus and minus signs, however, are not used
in  the  "AAA" category.
        NR - Indicates that Fitch does not rate the specific issue. Conditional - A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.
          Suspended - A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.
         Withdrawn - A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion when an issuer fails to furnich proper and timely information.
          FitchAlert - Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for potential downgrade, or Evolving, where ratings may be lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.
     COMMERCIAL PAPER RATINGS
     Moody's Investors Service, Inc.
          Issuers rated "Prime-1" (or related supporting institutions)
     have a superior   capacity   for  repayment  of   short-term
     promissory obligations.   Prime-1 repayment will normally  be
     evidenced  by  the following   characteristics:   leading  market
     positions   in   well established  industries;  high  rates of
     return on funds employed; conservative capitalization structures with moderated reliance on debr and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

     Standard & Poor's Ratings Group

          A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. IBCA Limited or its affiliate, IBCA Inc.
          A-1+ - This designation indicates the highest capacity for timely repayment.
     Fitch Investors Service, Inc.
     F-1+ - Indicates the strongest degree of assurance for timely payment.

     Duff & Phelps Inc.

         Duff 1+ - Indicates the highest certainty of timely payment:
     short term
    liquidity is clearly outstanding, and safety is just below risk free United States Treasury short-term obligations.

     The Thompson BankWatch (TBW)

          TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. BOND (AND
NOTES) RATINGS
Moody's Investors Service, Inc.
   Aaa  -  Bonds that are rated Aaa are judged to be of  the  best
quality.   They carry the smallest degree of investment risk  and  are
generally  referred  to  as  "gilt  edged."   Interest  payments   are
protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.
   Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Rating Group

      AAA - Debt rated AAA has the highest rating assigned by
Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      Provisional Ratings: The letter "p" indicates that the
rating is provisional.   A provisional rating assumes the
successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of  the  project.
This  rating,  however, while addressing credit quality
subsequent
to completion of the project, makes no comment on the likelihood of,  or
the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.
    L  -  The letter "L" indicates that the rating pertains  to the principal
amount of  those  bonds  where  the  underlying   deposit
collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

      - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.
     * - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.
      NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. Fitch Investors Service, Inc.
     AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.
   AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong
as bonds       rated AAA.   Because bonds rated in the AAA
and AA
categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated F-1+.
     Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.
Plus and minus signs, however, are not used in  the  AAA
category.
      NR - Indicates that Fitch does not rate the specific issue. Conditional - A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.
     Suspended - A rating is suspended when Fitch deems the
     amount of
information  available  from the issuer to be  inadequate  for rating purposes.
    Withdrawn - A rating will be withdrawn when an issue
matures or is called or refinanced and at Fitch's discretion when an issuer fails to furnish proper and timely information.
     FitchAlert - Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for potential downgrade, or Evolving, where ratings may be lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.
COMMERCIAL PAPER RATINGS
Moody's Investors Service, Inc.
 Issuers rated Prime-1 (or related supporting institutions)
have a superior   capacity   for  repayment  of   short-term
promissory
obligations.   Prime-1 repayment will normally  be  evidenced
by the following
characteristics:  leading  market   positions               in
well-
established  industries;  high  rates of  return  on  funds

employed; conservative capitalization structures with moderated reliance on debt and  ample  asset  protection; broad margins in earnings  coverage  of fixed

financial  changes  and high internal  cash  generation;  well established access to a range of financial markets and assured sources of alternate liquidity.

















Standard & Poor's Ratings Group

   A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. IBCA Limited or its affiliate, IBCA Inc.
  A-1+ - This designation indicates the highest capacity for timely repayment.
     Fitch Investors Service, Inc.
       F-1+ - Indicates the strongest degree of assurance for timely payment.
     Duff & Phelps Inc.
         Duff 1+ - Indicates the highest certainty of timely payment: short term liquidity is clearly outstanding, and safety is just below risk free United States Treasury shortterm obligations. The Thompson BankWatch (TBW)
          TBW-1 - Indicates a very high degree of likelihood that
     principal and interest will be paid on a timely

basis.

                           SEMI-ANNUAL REPORT
                              SMITH BARNEY
                               MONEY FUNDS, INC.
                                 June 30, 1995 [LOGO] SMITH
BARNEY MUTUAL FUNDS
       INVESTING FOR YOUR FUTURE.
       EVERY DAY.

------------------------
Smith Barney Money Funds ----------------------
--

Dear Shareholder:

Smith Barney Money Funds continued to offer investors attractive yields compared with bank money-market accounts, and even some longer-term fixed income investments, during the first half of 1995.

During 1994, yields on money-market mutual funds were elevated to relatively high levels by the Federal Reserve Board's series of six rate hikes, which pushed the federal funds rate (the rate banks charge each other for overnight loans) to 5.50% by the end of the year. During the fourth quarter of 1994, the
U.S. economy, as measured by gross domestic product (GDP), was still showing signs of strength and grew at a rate of 5.1%. By January 1995, capacity utilization, business investments, and employment remained strong and inflation levels were high enough to cause the Federal Reserve Board some concern. As a result, in early February, the Fed raised the federal funds rate from 5.50% to
6.00%. This completed a series of tightening moves which had seen short-term interest rates rise from 3.0% to 6.0% in a 13-month period.
By early March, however, conditions started to change. Auto makers began to experience sluggish demand and inflation appeared to remain under control as labor costs stayed tame. Due to weakened consumption, auto inventories began to swell. Production was cut and layoffs followed. In addition, the unemployment outlook worsened as banks merged and many large companies downsized, and in the process, became more efficient.

With economic indicators pointing to a second-quarter GDP rate that was estimated to be virtually flat, expectations grew that the Fed's monetary policy would either remain unchanged or perhaps ease slightly. In anticipation of a possible rate decline in July, the short-term yield curve inverted with the yield on one-year certificates of deposit dipping 18 basis points below the yield on three-month certificates of deposit. On July 6, 1995, the Fed did ease by lowering the federal funds rate from 6% to 5.75% stating that "as a result of the monetary tightening initiated in early 1994, inflationary pressures have receded enough to accommodate a modest adjustment in monetary conditions."

Portfolio Performance and Strategy

Over the course of the past six months we have maintained a bullish stance in our investment strategy and have targeted the Fund's average maturity in the 70 to 85-day range. As interest rates have dropped -- and may decline even more -- we continue to see value in the yield levels available further out on the curve. We believe this strategy has resulted in competitive returns for our shareholders.

Smith Barney Money Funds: Yield Review

                                      7-Day Yield
                                       on 6/30/95 ------------
                                  ------
Annualized Yield For
Portfolio                         Current    Effective*    12
Months Ended 6/30/95
---------                         -------    ----------    ---
--
--
-
---------------
Cash                               5.52%        5.68%
5.02%
Government                         5.40         5.54
4.94
Retirement                         5.39         5.53
4.93

 * Assumes dividends are reinvested.
An investment in Smith Barney Money Funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Outlook
Many market participants expect that the economy will rebound from the stalled levels of the second quarter, however the level of recovery is subject to debate. If GDP growth in the third quarter is below 2%, we believe that the Fed will be inclined to lower short-term rates again. If this occurs, our strategy of extending the maturity of the Fund's investments should continue to provide our shareholders with competitive yields in the months ahead.

Thank you for your investment in the Fund and your continued confidence in our investment management.

Sincerely,

/s/ Heath B. McLendon                            /s/ Phyllis
M.
Zahorodny

Heath B. McLendon                                Phyllis M.
Zahorodny
Chairman and Chief Executive Officer             Vice
President
and
                                                 Investment
Officer
July 10, 1995
2

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Schedules of Investments (unaudited)
June 30, 1995 ------------------------------------------------
----------------------------
                                CASH PORTFOLIO

Annualized
    Face
Yield on Date
   Amount             Security
of Purchase             Value
   ------             --------
-------------            -----
U.S. AGENCIES AND INSTRUMENTALITIES --
6.2% $255,000,000    Federal Farm Credit
Bank
                   mature 07/01/95 to
12/19/95 5.48% to 5.90%
$
254,105,506
  177,350,000    Federal Home Loan Bank
    mature 07/07/95 to 05/23/96 5.90 to          6.09
176,374,213
275,000,000    Federal Home Loan Mortgage Corp.
                   mature 07/07/95 to 05/13/96
5.92 to 6.84          275,135,205
415,200,000    Federal National Mortgage Agency
                   mature 07/10/95 to 06/10/96
5.71 to 5.91          414,171,120
138,000,000    Student Loan Marketing
Association
                   mature 12/02/95 to
11/10/98++ 5.54 to 5.73
137,307,500
--------------
                  TOTAL U.S. AGENCIES AND
                INSTRUMENTALITIES (Cost
                $1,257,093,544)
1,257,093,544
==============
DOMESTIC BANK OBLIGATIONS -- 7.5%
  50,000,000    Bank of America matures
07/24/95
5.97           50,000,000
 105,000,000    Bank of New York
                   mature 11/17/95 to 04/19/96
6.00 to 6.50          104,995,130
  212,400,000    First Chicago Corp. National
                   mature from 08/21/95 to
05/06/96 5.90 to  6.78
212,378,957
  50,000,000    Harris Trust & Savings Bank
                    matures 09/21/95
5.85           50,000,000
  50,000,000    Merrill Lynch & Co., Inc.
                    matures 05/30/96
6.51           50,000,000
 301,000,000    NationsBank Texas
                   mature 11/06/95 to 03/08/96
5.72 to 7.30          301,305,135
 305,000,000    National Bank of Detroit
                   mature 10/12/95 to
05/30/96 5.95 to  6.52
305,245,324
 405,000,000    Pittsburgh National Bank
                   mature from 10/10/95
to 05/16/96 6.00 to  6.40
405,465,852
  50,000,000    Wachovia Bank of North
Carolina
                   matures 08/01/95
5.95           49,999,060

--------------
                TOTAL DOMESTIC BANK
                OBLIGATIONS (Cost -
                $1,529,389,458)
1,529,389,458
==============
DOMESTIC CERTIFICATES OF DEPOSIT -- 5.6%
  50,000,000    Banc One Corp. matures
  07/31/95
5.98           50,001,740
  75,000,000    Bank of America
                   mature 10/016/95 to
11/07/95 6.00 to 6.06
75,000,000

                      SEE NOTES TO FINANCIAL STATEMENTS.
3

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Schedules of Investments (unaudited) (continued)
June 30, 1995 ------------------------------------------------
----------------------------
                                CASH PORTFOLIO

Annualized
    Face
Yield on Date
   Amount             Security
of Purchase             Value
   ------             --------
-------------            -----
DOMESTIC CERTIFICATES OF DEPOSIT -- 5.6%
(continued) $400,000,000        Bank of New
York
                   mature 07/05/95 to
04/29/96 5.87% to 6.44%              $
400,070,752
  95,000,000    Chemical Bank
                   mature 11/14/95 to
11/15/95 6.00 to 6.04
95,016,317
  40,000,000    Citibank matures 09/18/95
6.45           40,000,848
  50,000,000    First Chicago Corp.
National
                  matures 04/24/96
6.35           49,959,812
  25,000,000    Harris Trust & Savings
Bank
                  matures 11/15/95
5.88           24,997,224
  300,000,000    J.P. Morgan & Co. matures
07/31/95
6.61          300,001,247
  100,000,000    NationsBank matures 11/21/95
6.00          100,071,198

--------------
                TOTAL DOMESTIC CERTIFICATES OF
                DEPOSIT (Cost --
                $1,135,119,138)
1,135,119,138

==============
COMMERCIAL PAPER -- 55.2%
  25,000,000    ABB Finance matures 08/08/95
6.25           24,835,069
 143,000,000    ABN AMRO Bank (New York)
                   mature 11/22/95 to 12/19/95
5.56 to 5.70          139,369,100
  25,000,000    ABN AMRO North American
Finance
                   matures 07/20/95
6.43           24,915,160
  50,000,000    A.I. Credit
                   mature 07/06/95 to
08/22/95 5.85 to   5.98
49,792,939
 105,000,000    Alliance & Leicester
                   mature 07/07/95 to
08/29/95 5.88 to   6.04
104,362,758
  87,575,000    American Home Products,
Inc.
                   mature 07/11/95 to
08/24/95 5.93 to   6.05
87,131,391
  85,000,000    Asset Securitization
                   mature 08/07/95 to
09/21/95 5.84 to 5.93
84,127,163
   100,000,000    Association Corp of North
                    America
                   mature 07/05/95 to
07/10/95 5.98 to 6.03
99,891,403
 175,000,000    AT&T Corp.
                   mature 07/18/95 to
11/02/95 5.83 to 6.28
172,481,428
  30,000,000    Banc One Corp. matures
08/10/95
5.91           29,803,000
  85,000,000    Bankers Trust N.Y. Corp.
                   mature 07/05/95 to
07/24/95 5.96 to 6.01
84,786,239
 245,000,000    Bank of America
                   mature 07/17/95 to 12/27/95
5.69 to 6.42          242,047,414
  50,000,000    Bank of Montreal matures
08/07/95
5.90           49,696,806

                      SEE NOTES TO FINANCIAL STATEMENTS.

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Schedules of Investments (unaudited) (continued)
June 30, 1995 ------------------------------------------------
----------------------------
                                CASH PORTFOLIO

Annualized
    Face
Yield on Date
   Amount             Security
of Purchase             Value
   ------             --------
-------------            -----
COMMERCIAL PAPER -- 55.2% (continued)
$100,000,000    Banque Francaise du
Commerce
                   Exterieur mature
                   07/17/95 to
                   12/11/95
5.72% to 6.01%     $   98,571,500
  25,000,000    Banque Indosuez
matures
07/06/95
5.92          24,979,444
 100,000,000    Banque Paribas matures
07/06/95 6.00        99,916,667
 200,000,000    Barclays Bank
                   mature 07/06/95 to
07/12/95 5.98
to      6.00         199,767,694
  50,000,000    British Gas Capital matures
08/30/95
5.87          49,510,833
  78,000,000    Budget Funding Inc.
                   mature 07/07/95 to 07/10/95
5.99 77,897,172
  75,000,000    Caisse Des Depots
                   mature 07/06/95 to 07/20/95
5.97 to 5.98          74,821,694
  75,000,000    Canadian Imperial Holding
                   mature 07/05/95 to 08/22/95
6.02 to 6.25          74,740,861
 225,000,000    Canadian Wheat Board
                   mature 08/04/95 to
12/01/95 5.47 to   6.25
220,461,251
  25,000,000    Cariplo matures 07/17/95
6.01          24,933,222
  25,000,000    Cheltenham & Gloucester
                   matures 07/18/95
6.04          24,928,694
 120,900,000    Ciesco L.P.
                   mature 07/06/95 to
09/22/95 5.93 to   6.05
120,409,804
 125,000,000    Commerzbank US Finance
                   mature 10/02/95 to
12/04/95 5.47
to      6.14         122,616,125
  70,000,000    Compagnie Bancaire USA
Finance
                 Corp. mature 07/10/95 to
08/31/95 5.63 to   6.28
69,713,053
 169,200,000    Corporate Asset Funding Co.
                   mature 07/27/95 to
11/21/95 5.93
to      6.05         167,405,316
 156,300,000    Corporate Receivables Corp.
                   mature 07/10/95 to
08/25/95 5.88
to      6.05         155,534,707
  50,000,000    Creditanstalt Bank
                  mature 07/21/95 to 11/03/95
5.50 to 5.94          49,440,069
  20,000,000    Credito Italiano matures 09/14/95
5.84          19,756,667
 250,000,000    Credit Suisse
                  mature 07/05/95 to 08/25/95
5.87 to 6.00         249,418,264
  95,000,000    CXC, Inc.
                  mature 07/26/95 to 11/22/95
5.85 to 6.00          93,998,910
 336,500,000    Daimler-Benz North American
               Corp. mature 11/07/95 to 12/22/95
5.80 to 6.02         328,227,781
  90,000,000    Dean Witter, Discover & Co.
                  mature 07/20/95 to 08/18/95
5.90 to 5.97          89,480,633

                    SEE NOTES TO FINANCIAL
STATEMENTS. 5

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------
-------------
Schedules of Investments (unaudited) (continued)
June 30, 1995 ------------------------------------------------
----------------------------
                                CASH PORTFOLIO

Annualized
    Face
Yield on Date
   Amount             Security
of Purchase             Value
   ------             --------
-------------            -----
COMMERCIAL PAPER -- 55.2% (continued)
$100,000,000    Delaware Funding Corp.
                   matures 08/08/95
5.91%       $  99,376,167
    150,000,000    Deutsche Bank
matures
                  07/07/95
5.97          149,850,750
 200,000,000    Dresdner Bank
                   mature 07/05/95 to
12/05/95 5.47 to   6.11
197,875,208
   149,000,000    du Pont (E.I.) De
                Nemours
                   mature 07/12/95 to
12/19/95 5.47 to   5.95
146,299,413
  55,000,000    First Chicago Corp.
                   mature 08/11/95 to
09/27/95 5.88 to   5.91
54,400,529
  100,000,000    Fleet Mortgage Group
                   mature 07/19/95 to
08/25/95 5.92 to   6.04
99,568,944
240,000,000    Ford Motor Credit Corp.
                   mature 07/05/95 to
09/14/95 5.92 to   6.06
238,938,319
  80,000,000    Ford Credit Europe PLC
                   mature 07/05/95 to
08/08/95 6.00 to   6.27
79,619,325
  60,000,000    Generale Bank Inc.
                   mature 07/28/95 to
12/18/95 5.60 to 6.01
58,981,056
    395,000,000    General Electric Capital
Corp.
                   mature 07/05/95 to
10/16/95 5.90 to 6.73
392,271,908
310,285,000    General Motors Acceptance
                   Corp. mature 07/06/95 to
                   11/27/95
5.70 to 6.15          306,754,569
  50,000,000    Glaxo Holdings PLC matures
08/25/95
5.86           49,552,361
  240,000,000    Goldman Sachs Group, L.P.
                   mature 07/17/95 to
11/24/95 5.48 to 6.45
237,487,186
    120,000,000    Halifax Building
                Society
                   mature 08/07/95 to
12/15/95 5.60 to   5.93
118,414,996
 380,135,000    Hanson Finance PLC
                   mature 07/05/95 to
09/21/95 5.82 to   6.05
377,779,732
 155,000,000    Hertz Corp.
                   mature 07/10/95 to
07/21/95 5.91 to   6.05
154,687,600
  100,000,000    International
Nederlander
                   mature 08/08/95 to
08/11/95 5.90         99,352,639
 150,000,000    JP Morgan & Co.
                   mature 08/14/95 to
10/31/95 5.93 to   6.05
148,250,083
 108,000,000    MCA Funding
                   mature 08/04/95 to
08/09/95
6.27 to 6.30          107,308,991
 285,000,000    McKenna Triangle
                   mature 07/12/95 to
08/28/95 5.90 to   6.30
283,097,208
 275,000,000    Merrill Lynch & Co., Inc.
                  mature 07/17/95 to 11/20/95
5.85 to 6.40          272,433,208

                      SEE NOTES TO FINANCIAL STATEMENTS.
6

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Schedules of Investments (unaudited) (continued)
June 30, 1995 ------------------------------------------------
----------------------------
                                CASH PORTFOLIO

Annualized
    Face
Yield on Date
   Amount             Security
of Purchase             Value
   ------             --------
-------------            -----
COMMERCIAL PAPER -- 55.2% (continued)
$330,000,000    Morgan Stanley Group,
Inc.
                   mature 07/07/05 to
08/31/95 5.90% to 6.50%             $
328,541,906
  50,000,000    National Bank of
Canada
Finance
                   USA matures
08/28/95 5.91          49,523,917
    105,000,000    National &
Provincial
Building
                       Society
                   mature 07/12/95 to
10/26/95 5.93 to 6.05
103,723,200
  25,000,000    National Westminster Canada
                  matures 07/05/95
5.98          24,983,389
  25,000,000    NationsBank Corp. matures
10/03/95
5.85          24,618,125
 200,000,000    New Center Asset Trust
                   mature 07/03/95 to
07/10/95 6.05 to 6.35
199,863,723
 171,000,000    Nynex Corp.
                  mature 08/07/95 to
12/04/95 5.73 to   6.30
168,628,320
  35,000,000    PHH Corporation
                  mature 07/25/95 to
03/22/96 5.96 to   6.80
34,860,933
 125,000,000    Philip Morris
                  mature 07/11/95 to
08/24/95 5.86 to   6.05
124,432,667
  230,300,000    Preferred Receivable
Funding
                  mature 07/20/95 to
11/29/95 5.83 to   6.30
229,009,072
  47,874,000    Premium Funding
                  mature 07/07/95 to
07/25/95 6.02 to   6.08
47,750,488
 107,800,000    Raytheon Co.
                  mature 07/06/95 to
07/13/95
5.97 to 6.02         107,652,173
    188,532,000    Receivable Capital Corp.
                  mature 07/05/95 to
9/20/95 5.82 to 5.98
186,921,399
 212,500,000    Royal Bank of Canada
                  mature 07/31/95 to
12/07/95 5.66 to   6.08
208,887,000
  20,000,000    Saint-Gobain(Compagnie)
                   matures 08/28/95
5.87          19,810,856
  100,000,000    San Paolo US Finance Inc.
                   matures 07/03/95
6.07          99,966,278
 145,000,000    Sheffield Receivable
                  mature 07/05/95 to
07/19/95 5.97 to   6.00
144,671,556
  75,000,000    Shell Oil Co.
                  mature 09/29/95 to
11/17/95 5.81 to   5.95
73,699,410
 135,000,000    Siemens Corp.
                    mature 07/10/95 to 08/08/95
5.97 to 6.43         134,538,726
  50,000,000    Smithkline Beecham matures
11/17/95
5.95          48,851,319
  25,000,000    Societe Generale matures 08/25/95
5.87          24,775,799

                      SEE NOTES TO FINANCIAL
STATEMENTS.
7

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Schedules of Investments (unaudited) (continued)
June 30, 1995 ------------------------------------------------
----------------------------
                                CASH PORTFOLIO

Annualized
    Face
Yield on Date
   Amount             Security
of Purchase             Value
   ------             --------
-------------            -----
COMMERCIAL PAPER -- 55.2% (continued)
$ 70,000,000    Swedish Export Credit
                   mature 07/24/95 to
11/20/95 5.72% to 6.00%            $
68,913,569
 121,500,000    Toronto Dominion
                   mature 07/17/95 to
11/06/95 5.83 to 6.37
119,746,540
  69,000,000    Toronto-Dominion Holding USA
                  matures 08/02/95
6.32          68,612,373
 137,900,000    Transamerica Corp.
                   mature 07/11/95 to
08/16/95 6.03 to 6.27
137,098,877
  20,000,000    Unilever Capital Corp.
matures
12/14/95
5.60          19,483,556
  250,000,000    Union Bank of Switzerland
                  matures 07/05/95
6.00         249,833,333
  53,200,000    Waste Management matures
07/24/95
6.00          52,996,067
      225,000,000    Westdeutsche Landesbank
                   Girozentrale
                   mature 07/05/95 to
12/11/95 5.71 to 6.00
224,220,326
   125,315,000    Whirlpool Financial Corp.
                   mature 07/14/95 to
08/07/95 5.95 to 6.30
124,793,108
  66,300,000    WMX Technologies, Inc.
                   matures 01/16/96
5.60          64,247,647
  99,637,000    Working Capital
Management
Co.
                   mature 07/06/95 to
09/21/95 5.92 to 6.07
98,996,740
200,000,000    Woolwich Building
                   Society mature
                   07/12/95 to
09/14/95 5.81 to 6.28
198,869,459
175,000,000    Z-Landesbank Bank
                   Austria mature
                   07/05/95 to
08/07/95 6.00 to 6.28
174,738,639
---------------
                TOTAL COMMERCIAL PAPER
              (Cost --
              $11,290,330,913)
11,290,330,913
===============
TIME DEPOSITS -- 5.2%
  200,000,000    Banque Paribas matures
07/03/95
6.38         200,000,000
 113,895,000    Bank of Tokyo matures 07/03/95
6.25         113,895,000
 250,000,000    Chemical Bank matures 07/03/95
6.13         250,000,000
 150,000,000    Dai-Ichi Kangyo Bank (Cayman)
               matures 07/03/95
6.38         150,000,000
    100,000,000    Postipankki Bank matures
07/03/95
6.38         100,000,000
    250,000,000    Republic National Bank
matures
                   07/03/95
6.38         250,000,000

---------------
                TOTAL TIME DEPOSITS
                (Cost -- $1,063,895,000)
1,063,895,000

===============

                      SEE NOTES TO FINANCIAL STATEMENTS.
8

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Schedules of Investments (unaudited) (continued)
June 30, 1995 ------------------------------------------------
----------------------------
                                CASH PORTFOLIO

Annualized
    Face
Yield on Date
   Amount             Security
of Purchase             Value
   ------             --------
-------------            -----
FOREIGN CERTIFICATES OF DEPOSIT --
18.7% $355,000,000 Abbey National PLC
                   mature 07/18/95 to
03/11/96 5.00% to 6.83%
$355,014,747
  63,000,000    ABN AMRO Bank (New
York)
                   mature 10/27/95 to
12/18/95 6.21 to 6.33
63,015,420
  31,500,000    ABN AMRO Canada
matures
07/26/95
6.01           31,368,641
  50,000,000    Bank of Montreal
                   mature 08/17/95 to
08/21/95 5.95 to 6.03
50,001,942
 221,000,000    Bank of Nova Scotia
                   mature 07/17/95 to
10/11/95 5.85 to   6.50
221,004,736
103,000,000    Banque Francais du Commerce
                   mature 08/10/95 to
02/23/96 6.08 to   6.65
103,117,054
  172,000,000    Banque National De Paris
                   mature 07/05/95 to
12/01/95 5.85 to   6.14
171,615,625
  50,000,000    Barclays Bank matures
09/15/95
5.90           50,001,040
  52,000,000    Bayerische Landesbank
                   mature 7/13/95 to
09/14/95 5.96 to   6.12
52,003,484
  221,000,000    Canadian Imperial Holdings
                   mature 07/10/95 to
12/05/95 5.89 to   6.00
221,020,938
 155,000,000    Commerzbank AG
                   mature 09/08/95 to
03/18/96 5.90 to   6.82
155,080,363
  50,000,000    Commerzbank US Finance
                   mature 08/14/95 to
02/22/95 5.89 to   7.04
50,014,818
  47,000,000    Creditanstalt Bankverein
                   mature 07/18/95 to
08/17/95 6.10 to   6.40
47,009,571
    100,000,000    Credit Suisse matures
                 10/03/95
6.36          100,005,323
 150,000,000    Dai-Ichi Kangyo Bank
                   mature 07/03/95 to
09/05/95 6.02 to   6.03
150,002,898
 100,000,000    Deutsche Bank
                   mature 10/04/95 to
03/05/96 6.35 to   6.72
99,992,874
 150,000,000    Dresdner Bank
                   mature 01/31/96 to
02/23/96 6.67 to   7.10
150,287,059
  40,000,000    Hessische Landesbank
                 matures 12/11/95
6.04           40,031,874
  75,000,000    Indosuez N.A., Inc. matures
08/17/95
6.47           75,000,912
  25,000,000    Industrial Bank of Japan
                 matures 07/17/95
6.13           25,000,268
  50,000,000    Kredeit Bank matures
07/06/95
5.93           49,999,917
 118,000,000    Lloyds Bank
                    mature 03/11/95 to
01/16/96 5.79 to 6.62
118,240,371

                      SEE NOTES TO FINANCIAL STATEMENTS.
9

Smith Barney Money Funds, Inc. -------------------------------
---
-------------------------------------------
Schedules of Investments (unaudited) (continued)
June 30, 1995 ------------------------------------------------
----------------------------
                                CASH PORTFOLIO

Annualized
    Face
Yield on Date
   Amount             Security
of Purchase             Value
   ------             --------
-------------            -----
FOREIGN CERTIFICATES OF DEPOSIT -- 18.7%
(continued) $   50,000,000
Mitsubishi
Bank
matures 08/30/95
6.03%     $    50,002,462
 150,000,000    Mitsubishi Bank
                   mature 08/14/95 to
08/31/95 6.01 to   6.03
149,999,909
  50,000,000    National Bank of Canada
matures
                  07/17/95
6.13           50,000,000
 338,000,000    National Westminster PLC
                   mature 07/03/95 to
12/15/95 5.63 to   6.19
338,003,976
  92,000,000    Rabobank Nederland N.V.
                   mature 07/28/95 to
08/15/95 6.54 to   6.59
92,003,556
  95,000,000    Royal Bank of Canada
                   mature 10/05/95
to11/09/95 6.09 to 6.38
95,014,402
 271,000,000    Sanwa Bank
                   mature 07/05/95 to
07/25/95 6.01 to   6.19
271,004,520
 262,000,000    Societe Generale N.A.
                   mature 07/07/95 to
09/15/95 5.90 to 6.62
262,005,180
  25,000,000    Sumitomo Corp. of
America
matures
                   08/21/95
6.03           25,000,771
  75,000,000    Toronto Dominion mature
03/11/96
6.82           75,000,000
  35,000,000    Westdeutsche Landesbank
Girozentrale
               matures 03/13/96
6.75           35,025,354
---------------
                TOTAL FOREIGN CERTIFICATES
                OF DEPOSIT (Cost -
                $3,821,890,005)
3,821,890,005

===============
OTHER SHORT-TERM NOTES -- 1.7%
  25,000,000    Beneficial Corp. matures
06/14/96
6.00           25,000,000
  25,000,000    First Chicago Corp. matures
08/23/95
6.47           25,000,000
 130,000,000    Merrill Lynch & Co.
                   mature 03/01/96 to
05/15/96 6.44 to 6.88
130,000,000
  10,000,000    National Bank of Detroit
                   matures 08/08/95
6.31            9,933,394
 150,000,000    PHH Corporation
                   mature 03/14/96 to
03/22/96 6.58 to 6.80
150,000,000
---------------
                TOTAL OTHER short-term NOTES
                (Cost -- $339,933,394)
339,933,394

===============
                TOTAL INVESTMENTS -- 100% (Cost
                -- $20,437,651,452*)
$20,437,651,452

===============

                      SEE NOTES TO FINANCIAL STATEMENTS.

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Schedules of Investments (unaudited) (continued)
June 30, 1995 ------------------------------------------------
----------------------------
                             GOVERNMENT PORTFOLIO

Annualized
    Face
Yield on Date
   Amount             Security
of Purchase             Value
   ------             --------
-------------            -----
U.S. AGENCIES AND INSTRUMENTALITIES --
91.6% $             30,000,000  Federal
Farm Credit Bank
mature
                   9/14/95 and 10/12/95
5.62% to 5.77%      $   29,598,789
    702,610,000  Federal Home Loan Bank
                   mature 7/10/95 to
                   5/24/96
5.31 to 6.09          692,820,998
838,353,000  Federal Home Loan Mortgage
                   Corp. mature 7/05/95 to
                   5/31/96
5.85 to 6.00          831,870,938
2,019,290,000  Federal National Mortgage
                   Agency mature 7/5/95 to
                   6/12/96
5.35 to 6.02        1,994,563,554
  75,000,000  Tennessee Valley Authority
                   mature 7/12/95 and
7/27/95 5.84           74,744,500
  50,000,000  World Bank matures 8/24/95
5.81           49,564,250

--------------
                TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
                (Cost - $3,673,163,029)
3,673,163,029

==============
REPURCHASE AGREEMENTS -- 8.4%
     38,970,000  Fuji Bank, 6.10% due 7/03/95; Proceeds at
                   maturity -- $38,989,810; (Fully
                   collateralized by U.S. Treasury Notes,
                   6.75% due 5/31/99; Market value -
                   $39,758,000)
38,970,000
     61,030,000  Fuji Bank, 6.10% due 7/03/95; Proceeds at
                   maturity -- $61,061,024; (Fully
                   collateralized by U.S. Treasury Notes,
                   5.125% due 12/31/98; Market value
                   $62,320,000)
61,030,000
  75,865,000  Morgan Stanley, 6.05% due 7/03/95; Proceeds
                   at maturity -- $75,903,249; (Fully
                   collateralized by U.S. Treasury Notes,
                   3.875% due 8/31/95; Market value
                   $76,413,462)
75,865,000
   160,000,000  Goldman Sachs, 6.10% due 7/03/95;
                   Proceeds at maturity -- $160,081,333;
                   (Fully collateralized by U.S. Treasury
                   Notes, Market value -- $160,980,680)
160,000,000

--------------
                TOTAL REPURCHASE
                   AGREEMENTS (Cost --
                   $335,865,000)
335,865,000

==============
               TOTAL INVESTMENTS -- 100%
                   (Cost --
                   $4,009,028,029*)
$4,009,028,029

==============

                      SEE NOTES TO FINANCIAL
STATEMENTS. 11

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Schedules of Investments (unaudited) (continued)
June 30, 1995 ------------------------------------------------
----------------------------
                             RETIREMENT PORTFOLIO

Annualized
    Face
Yield on Date
   Amount             Security
of Purchase             Value
   ------             --------
-------------            -----
U.S. AGENCIES AND INSTRUMENTALITIES -12.2%
     $ 10,000,000   Federal Farm Credit
     Bank
mature
                11/06/95 to 03/01/96
5.82% to 5.90%       $   9,696,589 42,020,000
   Federal Home Loan Bank mature
             07/31/95 to 02/16/95
5.53 to 6.33           41,175,752
 20,970,000   Federal Home Loan Mortgage Corp.
                mature 11/09/95 to 12/19/95
5.54 to 5.80           20,449,431
    47,750,000   Federal National Mortgage
Association
                mature 07/24/95 to 12/08/95
5.53 to 6.33           46,921,074
   21,000,000   Student Loan Marketing
Association
                mature 04/16/96 to 11/24/97++
5.73           21,000,000

-------------
                TOTAL U.S. AGENCIES AND
                INSTRUMENTALITIES (Cost
                $139,242,846)
139,242,846

=============
DOMESTIC BANK OBLIGATIONS -- 4.3%
    7,000,000   Bank of America matures
11/22/95 5.78                7,000,000
  10,000,000   Chemical Bank matures 11/13/95
5.87            9,779,875
   15,000,000   Harris Trust and Savings Bank
                matures 08/14/95
6.02           15,000,000
    7,000,000   National Bank of Detroit
matures 10/12/95
6.32            7,000,388
  10,000,000   Republic National Bank matures
10/13/95
5.72            9,834,756

-------------
                TOTAL DOMESTIC BANK
                OBLIGATIONS (Cost --
                $48,615,019)
48,615,019

=============
COMMERCIAL PAPER -- 55.8%
   10,000,000   Abbey National North America
Corp.
                matures 07/19/95
6.02            9,969,900
   14,000,000   Abbey National Treasury PLC
                matures 09/15/95
5.80           13,828,578
   12,000,000   A.I. Credit
                mature 07/07/95 to 10/20/95
5.53 to 6.54           11,905,574
   10,000,000   Alliance and Leicester
Building
Society
            matures 07/12/95
6.05            9,981,514
   27,000,000   AT&T Corp.
                mature 09/21/95 to
11/10/95 5.50 to 6.08
26,545,051
   26,450,000   Bank of America
                mature 07/03/95 to
11/22/95 5.88 to 6.32
26,139,737
    5,000,000   Canadian Imperial Bank
Holdings
               matures 08/22/95
6.25            4,954,861
   22,000,000   Canadian Wheat Board
                mature 08/04/95 to 09/11/95
5.68 to 6.30           21,815,331

                      SEE NOTES TO FINANCIAL STATEMENTS.
12

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Schedules of Investments (unaudited) (continued)
June 30, 1995 ------------------------------------------------
----------------------------
                             RETIREMENT PORTFOLIO

Annualized
    Face
Yield on Date
   Amount             Security
of Purchase             Value
   ------             --------
-------------            -----
COMMERCIAL PAPER -- 55.8% (continued)
    $ 5,597,000    Cargill, Inc. matures
                 07/06/95
5.96%         $ 5,592,367
  10,000,000    Ciesco L.P. matures
08/10/95
5.93            9,934,111
  30,250,000    Compagnie Bancaire USA
                   mature 07/05/95 to
07/24/95 5.94 to  6.08
30,162,656
   6,400,000    Commerzbank US Finance
                 matures 09/06/95
5.75            6,331,511
  14,000,000    Creditanstalt Bank matures
07/24/95
5.95           13,946,781
  20,000,000    Daimler-Benz North American
                   Corp. mature 12/15/95 to
12/18/95 5.89 to  5.90
19,452,358
  15,075,000    Dean Witter, Discover & Co.
                  mature 07/06/95 to
07/28/95 5.96 to 5.98
15,044,282
  14,000,000    Delaware Funding Corp.
                   matures 07/28/95
5.97           13,937,315
   1,300,000    Den Danske Bank
                  mature 07/12/95 to
10/30/95 5.88 to  6.12
1,297,605
  15,000,000    Deutsche Bank matures
07/06/95
5.85           14,987,813
  10,000,000    Dresdner Bank
              mature 07/05/95 to 10/11/95
6.00 to         6.11
9,910,108
   7,000,000    Dresdner US Finance, Inc.
                   matures 07/06/95
6.22            6,993,953
  11,000,000    du Pont (E.I.) De Nemours
              mature 07/25/95 to 11/10/95
5.61 to         6.01
10,873,110
  32,000,000    Ford Motor Credit Corp.
              mature 07/06/95 to 11/10/95
5.50 to         6.10
31,693,825
  35,000,000    General Electric Capital
Corp.
              mature 07/10/95 to 11/14/95
5.75 to         6.25
34,629,220
  33,650,000    Goldman Sachs Group, L.P.
                  mature 09/01/95 to
11/14/95 5.82 to   5.90
33,114,673
  27,750,000    Hanson Finance PLC
                  mature 07/06/95 to
10/20/95 5.63 to 6.08
27,550,678
   5,400,000    JP Morgan & Co. matures
10/31/95
6.05            5,289,285
  25,000,000    McKenna Triangle
                  mature 07/27/95 to
11/06/95 5.87 to 6.13
24,716,061
  18,000,000    Merrill Lynch & Co., Inc.
                   mature 07/20/95 to 08/09/95
5.93 to 6.02           17,910,341
  17,000,000    Morgan Stanley Group, Inc.
                   mature 07/24/95 to 10/02/95
5.82 to 6.50           16,820,581
   7,000,000    Nestle Capital Corp. matures 10/16/95
6.03            6,874,543
   5,600,000    Philip Morris Co., Inc. matures
09/05/95
5.96            5,538,811

                      SEE NOTES TO FINANCIAL STATEMENTS.
13

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Schedules of Investments (unaudited) (continued)
June 30, 1995 ------------------------------------------------
----------------------------
                             RETIREMENT PORTFOLIO

Annualized
    Face
Yield on Date
   Amount             Security
of Purchase             Value
   ------             --------
-------------            -----
COMMERCIAL PAPER -- 55.8% (continued)
 $18,300,000    Preferred Receivable
Funding
                   matures 10/02/95
5.77%       $  18,027,223
   4,000,000    Republic N.Y. Corp.
matures
10/06/95
6.11            3,934,148
  10,800,000    Saint-Gobain
(Compagnie)
                    matures 09/18/95
5.82           10,662,066
  16,700,000    San Paolo US Finance,
Inc.
                   mature 07/10/95 to
07/18/95 5.97 to 6.06
16,661,658
  10,000,000    Shell Oil Co. matures
10/03/95
5.87            9,846,728
  16,150,000    Siemens Corp. mature
07/10/95
to
                  07/21/95
5.94 to 6.33           16,108,728
   9,850,000    Toronto Dominion matures
07/10/95
5.94            9,835,373
   9,000,000    Transamerica Corp.
                   mature 08/09/95 to
11/30/95 5.81 to 5.93
8,779,220
  10,000,000    Unilever Capital Corp.
matures
11/01/95
5.89            9,798,758
  35,000,000    Union Bank of Switzerland
                  matures 07/05/95
6.20           34,975,889
  10,000,000    Working Capital Management
Co.
                  matures 09/05/95
5.95            9,890,917

------------
                TOTAL COMMERCIAL PAPER
                (Cost -- $636,263,242)
636,263,242

============
TIME DEPOSITS -- 1.3%
  15,000,000    Z-Landesbank matures
07/03/95
                (Cost -- $15,000,000)
6.31           15,000,000
============
CERTIFICATES OF DEPOSIT -- 25.6%
  20,000,000    ABN AMRO Canada
                   mature 07/05/95 to
11/17/95 5.99 to 6.73
20,025,487
  22,000,000    ABN AMRO New York
                   matures 08/21/95
6.38           22,001,712
  10,000,000    Bank of America matures
09/28/95
5.91           10,000,000
  20,000,000    Bank of New York mature
07/03/95
                  to 07/07/95
6.04 to 6.18           20,000,000
  10,000,000    Bank of Nova Scotia matures
08/11/95
6.02            9,999,966
   8,000,000    Bayerische Landesbank
                   matures 01/17/96
6.58            8,029,998
  10,000,000    Canadian Bank of Commerce
                   matures 09/05/95
5.98           10,001,181
  10,000,000    Chemical Bank matures 12/11/95
5.74           10,000,000

                      SEE NOTES TO FINANCIAL STATEMENTS.
14

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Schedules of Investments (unaudited) (continued)
June 30, 1995 ------------------------------------------------
----------------------------
                             RETIREMENT PORTFOLIO

Annualized
    Face
Yield on Date
   Amount             Security
of Purchase             Value
   ------             --------
-------------            -----
CERTIFICATES OF DEPOSIT -- 25.6%
(continued)
 $30,000,000    Commerzbank AG mature
08/21/95
                to 09/12/95
5.95% to 6.38%     $   30,000,392
  10,000,000    Credit Agricola USA,
Inc.
                   matures 09/15/95
6.37          10,001,204
  10,000,000    Creditanstalt
Bankverein
                   matures 07/19/95
6.10          10,000,003
  10,000,000    Credito Italiano
matures
09/07/95
5.83           9,998,144
  10,000,000    Den Danske Bank matures
08/14/95
5.99           9,999,926
  10,000,000    Deutsche Bank
                   mature 03/20/96 to
04/12/96 6.58 to 6.65
10,006,187
  10,000,000    Fuji Securities matures
07/14/95
6.06          10,000,140
  10,000,000    International Nederlanden
Bank
N.V.
                   matures 12/08/95
5.71          10,000,432
  10,000,000    Industrial Bank of Japan
                   matures 07/31/95
6.27          10,001,679
  17,000,000    Lloyds Bank matures 07/11/95
6.75          17,002,267
   7,000,000    Rabobank Nederland N.V.
                   matures 10/20/95
6.22           6,999,985
  28,000,000    Societe Generale
                   mature 07/05/95 to
09/11/95 5.94 to 6.16
28,001,322
  20,000,000    Swiss Bank Corporation
                   matures 07/21/95
6.01          20,000,115
--------------
                 TOTAL CERTIFICATES OF DEPOSIT
                (Cost -- $292,070,140)
292,070,140

==============
REPURCHASE AGREEMENT -- 0.7%
   8,050,000    Morgan Stanley Group, Inc., 6.05%
                due 07/03/95; Proceeds at maturity
                $8,054,059; (Fully collateralized by
                U.S. Treasury Notes, 3.875% due
                10/31/95; Market value -- $8,159,968)
                (Cost -$8,050,000)
8,050,000

==============
                TOTAL INVESTMENTS -- 100%
                (Cost -- $1,139,241,247*)
$1,139,241,247

==============

++ Weekly Floating Rate Note -- Interest rate varies with the three month
    Treasury Bill.
* Aggregate cost for Federal income tax purposes is
substantially
the same.
                      SEE NOTES TO FINANCIAL STATEMENTS.
15

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Statements of Assets and Liabilities (unaudited)
June 30, 1995 ------------------------------------------------
----------------------------

                                                 Cash
Government          Retirement
                                               Portfolio
Portfolio Portfolio
                                               ---------------
----------
ASSETS:
   Investments,
      at amortized cost                      $20,437,651,452
$4,009,028,029      $1,139,241,247
  Cash                                                   823
--                 704
   Interest receivable                            89,888,960
362,581           3,993,004
   Other assets                                    1,445,902
1,965               3,733
                                             -----------------
---------           --------------
   Total Assets                               20,528,987,137
4,009,392,575       1,143,238,688
                                             -----------------
----------      --------------
LIABILITIES:
   Management fees payable
6,984,217
1,414,881             418,097
   Distribution costs payable
554,567
106,953              32,910
   Dividends payable
58,515,344
11,125,296           3,219,042
   Payable for securities
      purchased
--
65,950,855                  --
   Accrued expenses
      and other liabilities
1,931,140
492,296              44,765
                                             -----------
---------------     --------------
   Total Liabilities
67,985,268
79,090,281           3,714,814
                                             -----------
---------------     --------------
   Total Net Assets
$20,461,001,869
$3,930,302,294      $1,139,523,874

=============== ==============
==============
NET ASSETS CONSIST OF:
   Capital Stock
      (25,000,000,000,
      10,000,000,000 and
      5,000,000,000 shares
      authorized, respectively;
      par value $0.01 per share)             $
204,633,024
$
39,304,233      $   11,395,239
   Capital paid in excess
      of par value                            20,258,063,169
3,890,998,061       1,128,128,635
   Accumulated net realized
      loss on security transactions               (1,694,324)
--                  --
                                             -----------------
---------      --------------
Total Net Assets                             $20,461,001,869
$3,930,302,294      $1,139,523,874
                                             ===============
==============      ==============
Shares Outstanding                            20,463,302,414
3,930,423,297       1,139,523,874
                                             -----------------
---------      --------------
Net Asset Value                                        $1.00
$1.00               $1.00
                                             -----------------
---------      --------------

                      SEE NOTES TO FINANCIAL STATEMENTS.
16

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Statements of Operations (unaudited) -------------------------
---------------------------------------------------
For the Six Months Ended June 30, 1995

                                                 Cash
Government          Retirement
                                               Portfolio
Portfolio Portfolio
                                               ---------------
----------
INVESTMENT INCOME:
   Interest                                 $576,964,294
$115,206,265        $32,670,544
                                            ------------------
-- -----------
EXPENSES:
   Management fees (Note 3)                   39,520,202
8,245,234          2,375,249
   Distribution fees (Note 3)                  9,376,002
1,883,755            531,826
   Shareholder and system
      servicing fees                           8,488,832
1,015,055            677,090
   Shareholder communication fees                743,836
104,137            153,727
   Custodian fees                                357,041
76,863             47,610
   Audit and legal fees                          107,786
27,670              6,031
   Insurance                                      84,767
17,452              6,988
   Registration fees                              64,094
67,937             51,312
   Directors' fees                                39,671
17,356              5,837
   Other                                          13,118
12,301              1,110
                                            ------------
--
---------          -----------
   Total Expenses                             58,795,349
11,467,760          3,854,780
                                            ------------
--
---------          -----------
Net Investment Income                        518,168,945
103,738,505         28,813,764
                                            ------------
--
---------          -----------
Net Realized Gain From Security
   Transactions                                  166,911
404,836                 --
                                            ------------
-
-----------        -----------
Increase In Net Assets From
   Operations                               $518,335,856
$104,143,341        $28,813,764
                                            ============
============        ===========

                      SEE NOTES TO FINANCIAL STATEMENTS.

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Statements of Changes in Net Assets --------------------------
--------------------------------------------------
For the Six Months Ended June 30, 1995 (unaudited) and the Year Ended December 31, 1994


Cash Portfolio
                                                               1995
1994
----                ----
OPERATIONS:
   Net investment income                                       $
518,168,945      $    193,724,147
   Net realized gains from security transactions
166,911                    --

  Increase in Net Assets From Operations
518,335,856           193,724,147
                                                               DIVIDENDS TO
SHAREHOLDERS (NOTE 2)
(517,847,995)
  (193,497,134)
                                                               FUND SHARE
TRANSACTIONS:

  Proceeds from sale of shares
47,392,941,176        25,932,015,959
  Net asset value of shares issued in
      connection with the transfer of the
      Daily Dividend Fund's net assets (Note
      6)
--        14,862,405,020
      Net asset value of shares issued for
                  reinvestment
      of dividends
493,673,792           152,373,648
   Cost of shares reacquired
(45,017,822,705)      (26,307,843,802)

  Increase in Net Assets
      From Fund Share Transactions
2,868,792,263        14,638,950,825

  Increase in Net Assets
2,869,280,124        14,639,177,838
NET ASSETS:
   Beginning of Period
17,591,721,745         2,952,543,907

  End of Period                                                $
20,461,001,869      $ 17,591,721,745

================      ================

                      SEE NOTES TO FINANCIAL STATEMENTS.

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Statements of Changes in Net Assets (continued) --------------
-------------------------------------------------------------
For the Six Months Ended June 30, 1995 (unaudited) and the Year Ended December 31, 1994


Government Portfolio
                                                               1995
    1994
----                ----
OPERATIONS:
   Net investment income                                       $
103,738,505       $    40,273,266
   Net realized gains from security transactions
404,836                    --

---------------
   Increase in Net Assets from Operations
104,143,341            40,273,266

---------------
DIVIDENDS TO SHAREHOLDERS (NOTE 2)
(103,674,836)          (40,235,782)

---------------
FUND SHARE TRANSACTIONS:
   Proceeds from sale of shares
8,470,086,032         4,478,706,764
   Net asset value of shares issued in
      connection with the transfer of
      the Government and Agencies
      Fund's net assets (Note 6)
--         3,137,185,388
  Net asset value of shares issued for reinvestment
      of dividends
100,072,072            32,260,125
   Cost of shares reacquired (8,370,312,149) (4,554,003,884)

---------------
   Increase in Net Assets
      From Fund Share Transactions
199,845,955         3,094,148,393

---------------
Increase in Net Assets
200,314,460         3,094,185,877
NET ASSETS:
   Beginning of Period
3,729,987,834           635,801,957

---------------
   End of Period                                               $
3,930,302,294       $ 3,729,987,834

===============       ===============

                      SEE NOTES TO FINANCIAL STATEMENTS.
19

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Statements of Changes in Net Assets (continued) --------------
-------------------------------------------------------------
For the Six Months Ended June 30, 1995 (unaudited) and the Year Ended December 31, 1994


Retirement Portfolio
                                                  ------------
------------------
                                                         1995
                                                         1994
                                                         -----
                                                         -
OPERATIONS:
Net investment income                             $
28,813,764
$    40,875,476
                                                  ------------
--------------
DIVIDENDS TO SHAREHOLDERS (NOTE 2)
(28,813,764)
(40,875,476)
                                                  ------------
--------------
FUND SHARE TRANSACTIONS:
  Proceeds from sale of shares
2,111,138,368
3,903,151,175
 Net asset value of shares issued for
  reinvestment of dividends
28,020,614
37,087,661
  Cost of shares reacquired
(2,060,977,489)
(4,063,219,480)
                                                  ------------
---------------
Increase (Decrease) in Net Assets
  From Fund Share Transactions
78,181,493
(122,980,644)
                                                  ------------
--------------
Increase (Decrease) in Net Assets
78,181,493
(122,980,644)

NET ASSETS:
  Beginning of Period
1,061,342,381
1,184,323,025
                                                  ------------
--------------
  End of Period                                    $
1,139,523,874
$ 1,061,342,381

=============== ===============

                      SEE NOTES TO FINANCIAL STATEMENTS.

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Notes to Financial Statements (unaudited) --------------------
--------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES
      Smith Barney Money Funds, Inc. ("Fund"), a Maryland
corporation, is
registered under the Investment Company Act of 1940, as
amended, as a
diversified, open-end management investment company. The Fund consists of three
separate investment portfolios: Cash, Government and
Retirement Portfolios.
 The significant accounting policies consistently followed by the Fund are:
(a) transactions in money market instruments and government
obligations are
recorded on trade date; (b) the Fund uses the amortized cost method for valuing
investments; accordingly, the cost of securities plus accreted discount, or
minus amortized premium, approximates market value; (c)
interest income is
recorded on the accrual basis; (d) direct expenses are charged to each portfolio
and each class; management fees and general fund expenses are allocated on the
basis of relative net assets; (e) the Fund intends to comply with the
requirements of the Internal Revenue Code pertaining to
regulated investment
companies and to make the required distribution to
shareholders; therefore, no
provision for Federal income taxes has been made; and (f)
during 1994, the Fund
adopted Statement of Position 93-2 Determination, Disclosure, and Financial ------------------------------------------------
-------
        -
--------
Statement Presentation of Income, Capital Gain, and Return of Capital ------------------------------------------------------
-----------
Distributions by Investment Companies. Accordingly, distributions in excess of -----------------------------------
---
book basis accumulated realized gains or undistributed net investment income that were the result of permanent book and tax accounting differences of
$247,846 and $16,645 for the Cash and Government Portfolios, respectively, at
December 31, 1994, have been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

     2. DIVIDENDS
     Each portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective portfolio's shares on the payable date.

     3. MANAGEMENT AGREEMENTS
    Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings, Inc., acts as investment manager to

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Notes to Financial Statements (unaudited) (continued) --------
--------------------------------------------------------------
-----
the Fund. As compensation for its services, each Portfolio pays SBMFM a daily fee calculated at the following rates: Cash Portfolio: 0.45% on the first $6.0 billion of the Portfolio's average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the average daily net assets in excess of $18.0 billion; Government Portfolio: 0.45% on the first $2.5 billion of the Portfolio's average daily net assets, 0.40% on the next $2.5 billion and 0.35% on average daily net assets in excess of $5.0 billion; and the
Retirement Portfolio: 0.45% on the first $1.0 billion of the Portfolio's average daily net assets, 0.40% on the next $1.0 billion and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly.

 Pursuant to a distribution plan, the Fund makes payments for assistance in distributing Class A and C shares to Smith Barney Inc., calculated at the annual rate of 0.10% of average daily net assets. All officers and two directors of the
Fund are employees of Smith Barney Inc.

     4. INVESTMENTS
  At December 31, 1994, the Fund had capital loss carryovers available to offset future capital gains of $1,861,235 and $404,836 for the Cash and
Government Portfolios, respectively. These carryovers expire
December 31, 2002.
To the extent that these carryover losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

     5. REPURCHASE AGREEMENTS

  The Fund purchases, and its custodian takes possession of, U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     6. TRANSFER OF ASSETS
 On November 17, 1994 the net assets of the Smith Barney Daily
Dividend Fund
Inc. ("SBDDF") and Smith Barney Government and Agencies Fund
Inc. ("SBGAF") were
merged into Smith Barney Money Funds, Inc. Cash and Government
Portfolios,
respectively, pursuant to an Agreement and Plan of Reorganization dated
November 18, 1994.

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Notes to Financial Statements (unaudited) (continued) --------
--------------------------------------------------------------
-----

     The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. The SBDDF's and SBGAF's net assets at that date were $14,862,405,020 and $3,137,185,388, respectively.
Directly after the merger the combined net assets were $18,096,646,896 and
$3,779,716,739 for the Cash and Government Portfolios, respectively.

     7. CAPITAL STOCK
  The Fund has multiple classes of shares within the Cash and Government
Portfolios. Class A and Class Y shares can be purchased directly by investors;
Class C shares can only be purchased by participants in the Smith Barney 401(k)
Program; and, Class Z shares can only be purchased by participants in the Smith
Barney employee 401(k) program.

     At June 30, 1995 the Cash, Government and Retirement
Portfolios had the
following shares outstanding for each class:

                                             Class A
Class C        Class Y           Class Z
                                         --------------
--
------      ----------      ----------
Cash Portfolio                           20,443,051,472
1,317,260      18,928,523           5,159
Government Portfolio                      3,868,117,238
1,852,706      28,988,451      31,464,902
Retirement Portfolio                      1,139,523,874
--              --              --
                                         ==============
=========      ==========      ==========

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Notes to Financial Statements (unaudited) (continued) --------
--------------------------------------------------------------
-----
Transactions in shares of each Portfolio were as follows:

SIX MONTHS ENDED        YEAR ENDED
CASH PORTFOLIO
JUNE
30, 1995      DECEMBER 31, 1994+
--------------                                               -
--
--
-
----------     -----------------
Class A
 Shares sold
47,345,035,051        25,930,115,865
 Transfer from SBDDF (Note 6)
--        14,865,420,439
         Shares issued on reinvestment
                          493,513,221
152,368,338
 Shares redeemed
(44,988,172,033)      (26,307,773,316)
  ------
----------     -----------------
 Net Increase
2,850,376,239        14,640,131,326

================     ================= Class C
 Shares sold
886,862             1,387,955
 Shares issued on reinvestment
37,096                 5,292
 Shares redeemed
(929,458)              (70,486)
                                                     ---
----------    -----------------
 Net Increase (Decrease)
(5,500)            1,322,761

================     =================

Class Y
 Shares sold
47,019,263               507,139
 Shares issued on reinvestment
123,334                    --
 Shares redeemed
(28,721,214)                   --
                                                             -
-----------     -----------------
 Net Increase
18,421,383               507,139

================     =================
Class Z
 Shares sold
--                 5,000
 Shares issued on reinvestment
141                    18
 Shares redeemed
--                    --
                                                             -
-----------     -----------------
 Net Increase
141                 5,018

================     =================

+ For Class C, Y and Z shares, transactions are for the period from inception (November 10, 1994, December 29, 1994 and December
15, 1994,
  respectively) to December 31, 1994.

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Notes to Financial Statements (unaudited) (continued) --------
--------------------------------------------------------------
-----

                                                     Six
Months Ended           Year Ended
Government Portfolio                                  June 30,
1995
December 31, 1994+
--------------------                                 ---------
--
-
--
--         -----------------
Class A
 Shares sold
8,404,427,980             4,363,424,514
 Transfer from SBGAF (Note 6)
--             3,137,812,379
 Shares issued on reinvestment
98,858,040                31,980,417
 Shares redeemed
(8,331,198,944)           (4,470,695,392)
                                                        ------
-----------------
 Net Increase
172,087,076             3,062,521,918

=============            ==============
Class C*
 Shares sold
64,249                30,251,826
 Shares issued on reinvestment
74,963                   132,329
 Shares redeemed
(2,247,633)              (26,660,799)
                                                        ------
-----------------
 Net Increase (Decrease)
(2,108,421)                3,723,356

=============            ==============

Class Y**
 Shares sold
60,418,479                54,917,425
 Shares issued on reinvestment
324,414                    87,333
 Shares redeemed
(32,671,150)              (56,143,993)
                                                        ------
-----------------
 Net Increase (Decrease)
28,071,743                (1,139,235)

=============            ==============

Class Z
 Shares sold
5,175,324                30,112,999
 Shares issued on reinvestment
814,655                    60,046
 Shares redeemed
(4,194,422)                 (503,700)
                                                        ------
-----------------
 Net Increase
1,795,557                29,669,345

=============            ==============
Retirement Portfolio --------------------
Class A
 Shares sold
2,111,138,368             3,903,151,175
 Shares issued on reinvestment 28,020,614
37,087,661
 Shares redeemed
(2,060,977,489)           (4,063,219,480)
                                                        ------
-----------------
 Net Increase (Decrease)
78,181,493              (122,980,644)

=============            ==============

* On November 7, 1994 the former Class B shares were renamed
Class C shares.
** On November 7, 1994 the former Class C shares were renamed
Class Y    shares.
    + For Class Z shares, transactions are for the period from
                             November
9, 1994
   (inception date) to December 31, 1994.

Smith Barney Money Funds, Inc. -------------------------------
--------------------------------------------
Financial Highlights -----------------------------------------
----------------------------------

For a share of each class of capital stock outstanding throughout each period:


Class A
                                                --------------
-----------------------------------
Cash Portfolio                                  1995(a)
1994
1993       1992       1991
--------------                                  -------
--
--
----       ----       ----
Net Asset Value, Beginning of Period              $1.00
$1.00
$1.00      $1.00      $1.00
                                                -------     --
--
---
-----      -------    -------
  Net investment income                           0.027
0.037
0.026      0.033      0.055
  Dividends from net investment income           (0.027)
(0.037)     (0.026)    (0.033)    (0.055)
                                                -------     --
--
---
-----      -------    -------
Net Asset Value, End of Period                    $1.00
$1.00
$1.00      $1.00      $1.00
                                                -------     --
--
--
-------    -------    -------
Total Return                                       2.77%++
3.73%       2.63%      3.31%      5.66%
                                                -------     --
--
--
-------    -------    -------
Net Assets, End of Period (in millions)         $20,441
$17,590
$ 2,953    $ 2,841    $ 1,784
                                                -------     --
--
--
-------    -------    -------
Ratios to Average Net Assets:
  Expenses
0.62%+
0.64%       0.64%      0.60%      0.52%
  Net investment income                            5.47+
4.10
2.60       3.17       5.55
                                                =======
=======
=======    =======    =======
                                                      Class
C Class Y
                                                --------------
--------------------
Cash Portfolio                                  1995(a)
1994(b)
1995(a)   1994(c)
--------------                                  -------     --
--
--
-
-------   -------
Net Asset Value, Beginning of Period             $1.00
$1.00
$1.00      $1.00
                                                 -----      --
--
-
-----     ------
  Net investment income                          0.027
0.007
0.027     0.0004
  Dividends from net investment income          (0.027)
(0.007)
(0.027)    0.0004)
                                                 -----      --
--
-
-----     ------
Net Asset Value, End of Period                   $1.00
$1.00
$1.00      $1.00
                                                 -----      --
--
-
-----     ------
Total Return++                                    2.77%
0.007%
2.69%    0.0004%
                                                 -----      --
--
-
-----     ------
Net Assets, End of Period (in millions)           $1.0
$1.0
$19.0       $0.5
                                                 -----      --
--
-
-----     ------
Ratios to Average Net Assets:
  Expenses                                        0.62%+
0.62%+
0.53%+    0.53%+
  Net investment income                           5.44+
4.77+
5.61+     5.23+
                                                 =====
=====
=====     ======
                                                         Class
                                                 Z -----------
                                                 ----
----
Cash Portfolio                                   1995(a)
1994(d)
--------------                                   -------
--
-
----
Net Asset Value, Beginning of Period              $1.00
$1.00
                                                 ------
--
--
-
  Net investment income                           0.028
0.006
  Dividends from net investment income           (0.028)
(0.006)
                                                 ------
--
--
-
Net Asset Value, End of Period                    $1.00
$1.00
                                                 ------
--
--
Total Return++                                     2.82%
0.006%
                                                 ------
---
Net Assets, End of Period (000s)                 $0.005
$0.005
                                                 ------
---
Ratios to Average Net Assets:
  Expenses                                         0.52%+
0.47%+
  Net investment income                            5.54+
5.12+
                                                 ======
======

(a) For the six months ended June 30, 1995 (unaudited).
(b) For the period from November 10, 1994 (inception date) to
December 31, 1994.
(c) For the period from December 29, 1994 (inception date) to
December 31, 1994.
(d) For the period from November 15, 1994 (inception date) to
December 31, 1994.
++  Total return is not annualized as it may not be
representative of the the
    total return for that period.
+   Annualized.

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Financial Highlights (continued) -----------------------------
-----------------------------------------------

For a share of each class of capital stock outstanding throughout each period:


Class A
                                           -------------------
---------------------
Government Portfolio                       1995(a)        1994
1993(b)    1992   1991
--------------------                       -------        ----
-
-
-----    ----   ----
Net Asset Value, Beginning of Period        $1.00        $1.00
$1.00     $1.00   $1.00
                                           ------       ------
---     -----   -----
  Net investment income                     0.027
0.036
0.025     0.032   0.054
  Dividends from net investment income     (0.027)
(0.036)
(0.025)   (0.032) (0.054)
                                           ------       -----
-
---     -----   -----
Net Asset Value, End of Period              $1.00
$1.00
$1.00     $1.00   $1.00
                                           ------       -----
-
-
-
---     -----   -----
Total Return                                 2.73%++
3.63%
2.55%     3.32%   5.57%
                                           ------       -----
-
-
-
---     -----   -----
Net Assets, End of Period (in millions)    $3,868
$3,695
$
636     $ 675   $ 394
                                           ------       -----
-
-
-
---     -----   -----
Ratios to Average Net Assets:
  Expenses                                   0.60%+
0.61%
0.61%     0.55%   0.49%
  Net investment income                      5.40+
4.03
2.53      3.15    5.43
                                           ======
======
=====     =====   =====
                                                  Class C
Class Y
                                            -----------------
-----------------
Government Portfolio                        1995(a)      1994
1995(a)        1994
--------------------                        -------      ----
-
-
-----        ----
Net Asset Value, Beginning of Period         $1.00      $1.00
$1.00       $1.00
                                             -----      -----
-----       -----
  Net investment income                      0.027      0.036
0.027       0.036
  Dividends from net investment income      (0.027)
(0.036)
(0.027)     (0.036)
                                             -----      -----
-----       -----
Net Asset Value, End of Period               $1.00      $1.00
$1.00       $1.00
                                             -----      -----
-----       -----
Total Return                                  2.74%++
3.63%
2.78%++     3.65%
                                             -----      -----
-----       -----
Net Assets, End of Period (in millions)       $2.0       $4.0
$29.0        $1.0
                                             -----      ------
---       -----
Ratios to Average Net Assets:
  Expenses                                    0.60%+     0.61%
0.50%+      0.60%
  Net investment income                       5.45+      3.78
5.55+       3.58
                                             =====      =====
=====
=====

Class Z
                                                           ---
---------------
Government Portfolio
1995(a)
1994(c)
--------------------                                       ---
--
--
-------
Net Asset Value, Beginning of Period
$1.00
$1.00
                                                            --
----
  Net investment income
0.028
0.007
  Dividends from net investment income
(0.028)
(0.007)
                                                            --
----
Net Asset Value, End of Period
$1.00
$1.00
                                                            --
----
Total Return++
2.79%
0.007%
                                                            --
----
Net Assets, End of Period (000s)
$31.0
$30.0
                                                            --
----
Ratios to Average Net Assets:
  Expenses
0.50%+
0.51%+
  Net investment income
5.51+
4.93+

===== =====

(a)  For the six months ended June 30, 1995 (unaudited).
(b)  Since no difference in expenses existed for Class A and C in the Government
  Portfolio for 1993, this information is identical for each class of shares.
(c)  For the period from November 9, 1994 (inception date) to
December 31, 1994.
++   Total return is not annualized as it may not be
representative
of the
     the total return for that period.
 +   Annualized.

Smith Barney Money Funds, Inc. -------------------------------
---------------------------------------------
Financial Highlights (continued) -----------------------------
-----------------------------------------------

For a share of each class of capital stock outstanding throughout each period:


                                           Class A -----------
                                           -------------------
                                           ---------
Retirement Portfolio                       1995(a)     1994
1993     1992     1991
--------------------                       -------     ----
--
-
-     ----     ----
Net Asset Value, Beginning of Period        $1.00     $1.00
$1.00    $1.00    $1.00
                                           ------    ------
--
-
--
-   ------    -----
  Net investment income                     0.027     0.036
0.026    0.032    0.054
  Dividends from net investment income     (0.027)   (0.036)
(0.026)  (0.032)  (0.054)
                                           ------    ------
--
-
--
-   ------    -----
Net Asset Value, End of Period              $1.00     $1.00
$1.00    $1.00    $1.00
                                           ------    ------
--
-
--
-   ------    -----
Total Return                                 2.72%++   3.67%
2.58%    3.26%    5.58%
                                           ------    ------
--
-
--
-   ------    -----
Net Assets, End of Period (in millions)    $1,140    $1,061
$1,184   $1,030     $972
                                           ------    ------
--
-
--
-   ------    -----
Ratios to Average Net Assets:
  Expenses                                   0.72%+
0.70%
0.70%    0.64%    0.57%
  Net investment income                      5.37+
3.57
2.55     3.21     5.44
                                           ======
====== ======   ======    =====

(a)  For the six months ended June 30, 1995 (unaudited).
++   Total return is not annualized as it may not be
representative
of
     the the total return for that period.
+    Annualized.

SMITH BARNEY
------------

A Member of TravelersGroup [LOGO]



SMITH BARNEY
MONEY FUNDS, INC.


DIRECTORS

Jessica M. Bibliowicz
Ralph D. Creasman
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan
C. Richard Youngdahl


OFFICERS

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Phyllis M. Zahorodny
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary


INVESTMENT MANAGER
Smith Barney Mutual Funds
Management Inc.


DISTRIBUTOR

Smith Barney Inc.


CUSTODIAN

PNC Bank


SHAREHOLDER
SERVICING AGENT

The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of
Smith Barney Money Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


SMITH BARNEY
MONEY FUNDS, INC.

388 Greenwich Street
New York, New York 10013

Annual Report


1994
1994
1994
1994
1994

Smith Barney
Money Funds, Inc.
December 31, 1994

[LOGO]  Smith Barney Mutual Funds
        Investing for your future.
        Every day.

Money Funds

Dear Shareholder:

Money market funds are again presenting investors with attractive and competitive returns, especially when compared to other short term investment options. Throughout 1994 money market interest rates rose substantially, propelled upward by the Federal Reserve Board's (Fed) six increases in the federal funds rate -- the rate banks charge each other for overnight loans. The
Fed, concerned that inflationary pressures were building, moved toward this more restrictive monetary policy in an effort to stem potential future inflation before it became an issue. On February 4, 1994, the Fed raised the federal funds rate to 3.25%, and by the end of December, it had pushed the rate to 5.5%.

In our view, the economic slowdown which was expected by Wall Street economists as a result of the Fed's rate increases, never materialized during the second half of 1994. In addition to the continuing strength in capital spending by businesses that we've seen since the current recovery cycle began, the consumer, after months of solid income gains and buoyed by a healthy job outlook, began to spend at record levels. By late fall, consumer credit debt had risen to double-digit levels.
Portfolio Performance and Strategy
The net result of the Fed's interest rate hikes was positive for money market investors. As short-term interest rates rose, so did the yields of our
Portfolios. The table shows the yields of each of the Portfolios in Smith Barney
Money Funds on December 31, 1994.

                    Seven-Day    Effective
Portfolio          Current Yield    Yield
----------         -------------    ---
     Cash                   5.07%
     5.20% Government             5.02
     5.14 Retirement             5.14
     5.27

In order to take advantage of rising short-term interest rates, we kept the average maturity for each of the Portfolios to an average of 40 days throughout the year. We continued to stress credit quality with conservative investments primarily in large, domestic and international money-center banks and well-known multinational corporations. We believe that these issues pose minimal credit risk because corporate earnings come from diverse sources. The sharp rise in interest rates has, however, taken its toll on the financial sector particularly among regional banks and brokerage firms. This sector has experienced steep drops in earnings due to certain securities and derivative holdings. We have been inclined to keep a reduced exposure to these regional firms due to the potential for credit-rating downgrades.

Outlook
Despite the Fed's efforts to cool the economy, strong capital spending, employment growth and consumer spending indicate a fourth quarter real gross domestic product (GDP) rate that could reach 4.0% when the final data for 1994 is tallied. It is generally understood that a rate which exceeds 2.5% may point to future inflation.

Interest rates are still low on an absolute basis and, in our opinion, it will be necessary for the Fed to increase rates even further in order to slow the economy and contain an acceleration of inflation which could appear by midyear.
It is possible that the target federal funds rate will have to be pushed as high as 8% in 1995 before economic growth begins to taper off. In light of this tightening action, and to benefit from rising short-term rates, we expect to maintain the Portfolios' average maturity in the short range, typically about
40 days.

Sincerely,

/s/ Stephen Treadway

Stephen Treadway
Chairman and Chief Executive Officer

January 31, 1995

Smith Barney Money Funds, Inc.
Schedules of Investments
December 31, 1994


Cash Portfolio Annualized
      Face
Yield on Date
     Amount                 Security
of Purchase     Value
     ------                 --------
-------------    -----
U.S. TREASURY notes -- 1.1%
$200,000,000 mature 12/31/94 to
02/15/95
     (Cost -- $200,283,661)
3.69% to 3.81%   $200,283,661
U.S. AGENCIES AND INSTRUMENTALITIES -- 7.0%
     186,730,000            Federal Home Loan Banks
                            mature 01/18/95 to 04/10/95
5.04 to 6.22      184,713,285
     231,000,000            Federal Home Loan Mortgage
Corp.
                            mature 03/16/95 to 04/03/95
5.77 to 6.30      227,877,682
     700,975,000            Federal National Mortgage
Agency
                            mature 01/17/95 to 03/16/95
5.02 to 6.32      696,067,462
     138,000,000            Student Loan Marketing
Association
                            mature 04/16/96 to 11/10/98++
5.89 to 5.94      138,000,000

                            TOTAL U.S. AGENCIES AND
                            INSTRUMENTALITIES (Cost --
$1,246,658,429)                  1,246,658,429

DOMESTIC BANK OBLIGATIONS -- 4.5%
      50,000,000            Bank of New York matures
02/03/95
5.55      50,000,904
      50,000,000            Bayerische Landesbank matures
01/18/95
3.62      49,997,981
      15,000,000            Deutsche Bank matures
04/04/95
5.83      14,780,286
     175,000,000            First Chicago Corp. National
                            mature 01/18/95 to 02/17/95
3.65 to 5.85     175,000,000
      50,000,000            General Electric Capital
Corp.
                            matures 01/19/95
3.59      49,998,644
      50,000,000            Merrill Lynch & Co., Inc.
matures
02/03/95           5.55      50,000,000
      40,000,000            National Bank of Detroit
matures
04/01/95            5.85      40,000,000
     225,000,000            NationsBank Texas
                            mature 01/06/95 to
06/07/95 3.63 to 6.00     224,985,790
      80,000,000            Pepsico matures
02/03/95
3.60      79,995,298
      70,000,000            Republic National Bank
matures
03/20/95
6.18      69,076,350

                            TOTAL DOMESTIC BANK
                            OBLIGATIONS (Cost -
                            $803,835,253)
803,835,253

DOMESTIC CERTIFICATES OF DEPOSIT -- 0.1%
      25,000,000            American Express
Company
                            matures 01/06/95
6.05      25,000,000
      25,000,000            Chemical Bank matures
04/04/95
5.60      25,000,000

See Notes to Financial Statements.

Smith Barney Money Funds, Inc.
Schedules of Investments (continued)
December 31, 1994
                                             Cash
Portfolio Annualized
      Face
Yield on Date
     Amount                  Security
of Purchase        Value
     ------                  --------
-------------       -----
DOMESTIC CERTIFICATES OF DEPOSIT -- 0.1%(continued)
     $100,000,000 First Chicago Corp. National
                             matures 02/10/95
6.13%     $100,000,000

                             TOTAL CERTIFICATES OF DEPOSIT
                            (Cost -$150,000,000)
150,000,000

COMMERCIAL PAPER -- 48.0%
     125,000,000             Abbey National North America
Corp.
                             matures 02/15/95
5.83       124,101,563
      25,000,000             AIG Funding, Inc. matures
03/31/95
6.27        24,618,660
      25,000,000             Alliance & Leicester Building
Society
                             matures 03/23/95
6.22        24,655,469
     328,500,000             American Home Product Corp.
                             mature 01/06/95 to 03/21/95
5.94 to 6.35       326,923,192
      15,000,000             Asset Securitization matures
03/06/95
6.28        14,834,667
     175,000,000             AT&T Corp.
                             mature 01/12/95 to 02/14/95
5.44 to 5.81       173,664,916
      75,000,000             AT&T Corp.
                             matures 01/18/95++
5.25        75,000,000
     160,000,000             Bank of America
                             mature 01/06/95 to 01/26/95
4.86 to 5.24       159,627,509
      25,000,000             Bank of Nova Scotia matures
03/29/95
6.38        24,620,583
     465,000,000             Banker Trust N.Y. Corp.
                             mature 01/13/95 to 04/03/95
5.06 to 5.66       462,225,454
     100,000,000             Banque Francaise du Commerce
Exterieur
                             mature 02/03/95 to 03/21/95
5.68 to 6.25        99,067,444
      50,000,000             Banque Paribas matures
01/06/95
5.88        49,959,444
      75,000,000             Barclays US Funding matures
03/13/95
6.30        74,081,438
      50,000,000             Bayerische Landesbank matures
01/10/95
6.02        49,925,125
     150,000,000             BCI Funding, Inc.
                             mature 01/12/95 to 02/06/95
5.53 to 6.21       149,308,236
      40,000,000             British Gas Capital matures
03/20/95
6.31        39,460,933
      30,000,000             Budget Funding, Inc. matures
03/23/95
6.31        29,580,150
      75,000,000             Caisse des Depots
                             mature 01/17/95 to 03/31/95
6.10 to 6.38        74,250,223
     125,000,000             Canadian Imperial Bank
Holdings
                             mature 01/30/95 to 02/03/95
5.54 to 5.57       124,403,500

See Notes to Financial Statements.

Smith Barney Money Funds, Inc.
Schedules of Investments (continued)
December 31, 1994
                                              Cash
Portfolio Annualized
      Face
Yield on Date
     Amount                              Security
of Purchase        Value
     ------                              --------
-------------       -----
COMMERCIAL PAPER -- 48.0% (continued)
     $196,900,000                      Canadian Wheat Board
                                       mature 02/07/95 to
04/11/95 5.15% to 6.41%  $195,173,470
      25,000,000                       Cargill, Inc. matures
01/25/95               5.13     24,916,667
      25,000,000                       Cariplo matures
01/06/95
6.00     24,979,271
     100,000,000                       CCBP International,
Inc.
                                       mature 02/08/95 to
04/28/95 5.91 to             6.21     98,743,194
     150,000,000                       Cheltenham &
Gloucester
                                       mature 02/21/95 to
03/22/95 5.84 to             6.32    148,175,438
      99,100,000                       Ciesco L.P. mature
01/11/95
                                       to 02/01/95
5.49 to 6.08     98,868,690
      25,000,000                       CIT Group Holdings,
Inc.
                                       matures 01/12/95
5.50     24,958,521
      50,000,000                       Citibank of Canada
                                       matures 01/25/95
3.73     49,994,835
      50,000,000                       Commerzbank US
Finance
                                       matures 01/03/95
6.04     49,757,931
      15,000,000                       Compagnie Bancaire
USA
Finance Corp.
                                       matures 01/17/95
5.47     14,964,000
     145,000,000                       Corporate Asset
Funding
Co.,
Inc.
                                       mature 02/02/95 to
06/26/95 5.10 to                       6.88    143,046,829
      15,000,000                       Corporate Asset
Funding
Co.,
Inc.
                                       matures 02/28/95**
5.83     14,999,523
     193,200,000                       Corporate Receivables
Corp.
                                       mature 01/19/95 to
03/10/95 5.48 to                       6.31    191,913,484
      75,000,000                       Credit Agricole USA,
Inc.
                                       mature 02/28/95
5.61     74,334,208
      90,000,000                       Creditanstalt Bank
                                       mature 02/01/95 to
03/31/95 5.54 to                       6.36     89,145,873
     140,000,000                       Credito Italiano
(Delaware)
                                       mature 01/31/95 to
06/30/95 5.77 to                       6.93    138,042,119
     132,200,000                       CXC, Inc.
                                       mature 01/11/95 to
02/06/95 5.47 to                       6.16    131,665,649
      59,800,000                       Daimler-Benz North
American
Corp.
                                       mature 03/06/95 to
04/05/95 5.73 to                       6.34     59,043,606
      70,000,000                       Dean Witter,
Discover
&
Co.
                                       mature 01/03/95 to
01/13/95 5.50 to                       5.89     69,896,444
      75,000,000                       Den Danske Bank
                                       mature 02/10/95 to
04/19/95 5.75 to                       6.20     73,991,222

See Notes to Financial Statements.


Smith Barney Money Funds, Inc.
Schedules of Investments (continued)
December 31, 1994
                                                  Cash
Portfolio Annualized
      Face
Yield on Date
     Amount                              Security
of Purchase               Value
     ------                              --------
-------------              -----
COMMERCIAL PAPER -- 48.0% (continued)
    $ 25,000,000                         Dresdner US Finance,
Inc.
                                         matures 01/23/95
5.12%       $ 24,923,764
      25,000,000                         First Chicago Corp.
National
                                         matures 04/03/95
5.45          24,661,389
      25,000,000                         Fleet Financial
Group,
Inc.
                                         matures 01/13/95
6.18          24,948,750
      40,000,000                         Fleet Mortgage Group,
Inc.
                                         matures 01/20/95
6.14          39,871,222
     138,000,000                         Ford Credit Europe
PLC
                                         mature 01/17/95 to
03/23/95 5.80 to 6.32         137,208,292
     215,000,000                         Ford Motor Credit
Corp.
                                         mature 01/12/95 to
03/27/95 5.49 to 6.30         214,082,166
     300,000,000                         General Electric
Capital
Corp.
                                         mature 01/12/95 to
08/31/95 5.50 to 7.06         295,162,854
      50,000,000                         General Electric
Capital
Services
                                         matures 04/05/95
5.84          49,259,750
      11,500,000                         General Electric Co.
                                         matures 02/07/95
5.19          11,440,194
     100,000,000                         Generale Bank, Inc.
                                         mature 03/10/95 to
04/10/95 5.87 to 6.28          98,631,639
      65,000,000                         GM Acceptance Corp.
                                         matures 02/03/95
6.26          64,630,583
     160,000,000                         Goldman Sachs Group,
L.P.
                                         mature 01/05/95 to
04/03/95 5.12 to 6.24         158,274,389
     200,000,000                         Halifax Building
Society
                                         mature 01/03/95 to
04/03/95         5.81 to 6.35         198,107,889
     336,000,000                         Hanson Finance PLC
                                         mature 01/04/95 to
03/14/95         5.48 to 6.32         333,864,442
      50,000,000                         Indosuez North
America,
Inc.
                                         matures 02/07/95
6.13          49,688,069
      75,000,000                         International
Nederlanden
Bank N.V.
                                         mature 01/13/95 to
01/31/95         5.08 to 6.02          74,796,875
      25,000,000                         Krediet
Bank
                                         matures
01/09/95 6.08                           24,966,389
      50,000,000                         Leeds
Permanent
Building
Society
                                         matures
02/21/95 5.84                           49,592,708
     205,000,000                         McKenna
Triangle
                                         mature
02/07/95 to 03/20/95      6.19 to 6.35
202,738,909

See Notes to Financial Statements.

Smith Barney Money Funds, Inc.
Schedules of Investments (continued)
December 31, 1994
                                Cash Portfolio

Annualized
      Face
Yield on Date
     Amount              Security
of Purchase         Value
     ------              --------
-
------------        -----
COMMERCIAL PAPER -- 48.0% (continued)
    $375,000,000         Merrill Lynch & Co.,
    Inc.
                         mature 01/11/95 to
04/26/95 5.13% to 5.91%      $372,581,262
     200,000,000         Morgan Stanley Group,
Inc.
                         mature 01/05/95 to
03/20/95 6.05 to 6.35        198,977,250
      50,000,000         National Bank of Canada
Finance
USA
                        matures 03/29/95
6.36         49,242,375
      45,000,000         National Westminster Canada
                         mature 03/20/95 to 03/30/95
6.25 to 6.34         44,352,167
      95,000,000         Nationsbank
                         mature 02/14/95 to
03/21/95 5.84 to 6.19         94,172,547
     165,000,000         New Center Asset Trust
                         mature 03/17/95 to
04/07/95 6.21 to 6.47        162,483,417
     105,000,000         Nynex Corp.
                         mature 01/11/95 to 02/13/95
5.56 to 5.88        104,539,799
      88,950,000         Oesterrieichische matures
02/08/95
6.10         88,384,772
      25,000,000         Panasonic Finance, Inc.
matures
03/29/95
6.30         24,624,813
      52,000,000         Pepsico mature 02/03/95 to
02/06/95
5.82 to 5.83         51,713,938
      25,000,000         PHH Corporation matures
01/17/95
6.08         24,932,778
      75,000,000         Philip Morris Co., Inc.
matures
01/26/95
5.76         74,703,125
      34,000,000         Preferred Receivable Funding
                         matures 01/03/95
5.88         33,988,950
     102,692,000         Premium Funding, Inc.
                         mature 01/04/95 to 03/01/95
5.41 to  6.31       102,322,897
     135,026,000         Receivable Capital Corp.
                         mature 01/11/95 to 02/09/95
5.99 to  6.16       134,601,987
      75,000,000         Renault Credit International
                         mature 03/15/95 to 03/22/95
6.35 to  6.38      73,987,195
      25,000,000         San Paolo US Finance, Inc.
                         matures 01/12/95
5.47         24,958,750
      90,000,000         Sheffield Receivable Corp.
                         mature 01/17/95 to 01/23/95
5.78 to  6.02      89,706,122
      94,600,000         Siemens Corp.
                         mature 04/05/95 to 04/17/95
5.73 to  5.74      93,130,784
      25,000,000         Smithkline Beecham Corp.
                         matures 01/11/95
5.49         24,962,292
     100,000,000         Swedish Export Credit Corp.
                         mature 01/03/95 to 02/16/95
5.07 to  6.01      99,710,416

                      See Notes to Financial
Statements. 7

Smith Barney Money Funds, Inc.
Schedules of Investments (continued)
December 31, 1994
                                Cash
Portfolio Annualized
      Face
Yield on Date
     Amount              Security
of Purchase         Value
     ------              --------
-
------------        -----
COMMERCIAL PAPER -- 48.0% (continued)
    $ 59,900,000               Toronto Dominion Holdings
USA,
Inc.
                               mature 02/01/95 to
02/02/95 5.07% to 5.23%      $ 59,636,079
     164,000,000               Transamerica Corp.
                               mature 01/03/95 to
04/07/95 5.06 to 5.73        163,153,075
     200,000,000               Union Bank of Switzerland
                               matures 01/03/95
6.00        199,933,333
      70,000,000               Whirlpool Financial Corp.
                               mature 02/08/95 to
02/21/95 5.67 to 5.76          69,524,720
      25,000,000               Working Capital
Management
Co.
                               matures 01/12/95
6.15          24,953,250
      50,000,000               Z-Landesbank
                               matures 01/12/95
6.01          49,908,640

                               TOTAL COMMERCIAL PAPER
                               (Cost -- $8,428,956,486)
8,428,956,486

TIME DEPOSITs -- 5.4%
     100,000,000               Canadian Imperial matures
01/03/95
5.82         100,000,000
     235,000,000               Chemical Bank matures
01/03/95
6.00         235,000,000
     150,000,000               Dai-Ichi Kangyo Bank
(Cayman)
                               matures 01/03/95
6.75         150,000,000
      75,000,000               Mitsubishi Bank (Cayman)
                               matures 01/03/95
6.00          75,000,000
     100,000,000               NationsBank Texas
(Cayman)
                               matures 01/03/95
6.50         100,000,000
     135,000,000               Westdeutsche Landesbank
(Cayman)
                               matures 01/03/95
6.50         135,000,000
     161,619,000               Z-Landesbank (Cayman)
                               matures 01/03/95
6.50         161,619,000

                               TOTAL TIME DEPOSITS
                               (Cost --
$956,619,000) 956,619,000

FOREIGN CERTIFICATES OF DEPOSIT -- 25.8%
     116,000,000               ABN AMRO North
     America
Finance
                               mature 01/09/95
to 03/22/95 5.17 to 6.21         115,557,672
     130,000,000               ABN AMRO
Chicago
                      mature 01/04/95 to
03/14/95  5.19 to     6.20
129,700,877

                      See Notes to Financial
Statements.
8

Smith Barney Money Funds, Inc.
Schedules of Investments (continued)
December 31, 1994

Cash Portfolio Annualized
      Face
Yield on Date
     Amount              Security
of Purchase                  Value
     ------              --------
-
------------                 -----
FOREIGN CERTIFICATES OF DEPOSIT -- 25.8%
     (continued) $130,000,000        Abbey National
     PLC
                                    mature 02/02/95
to 03/01/95           5.21% to 5.54%
$130,002,232
      10,000,000                    Banque
Francaise
du
Commerce
                                    Exterieur
matures 01/17/95      6.07
9,998,326
     130,000,000                    Banque Paribas
                                    mature 02/01/95 to
03/29/95 5.08 to 6.35         129,995,390
     125,000,000                    Bank Nationale de
Paris
                                    mature 02/06/95 to
04/03/95 5.64 to 6.30         124,959,220
     100,000,000                    Bank of Montreal
                                    matures 01/03/95
5.41 to 5.45          99,999,939
      50,000,000                    Bank of New York
                                    mature 01/13/95 to
03/20/95 3.57 to     6.22           50,001,228
     346,000,000                    Bank of Nova Scotia
                                    mature 01/03/95 to
03/29/95 3.62 to     6.38       345,976,205
     100,000,000                    Bank of Tokyo
                                    mature 03/06/95 to
04/04/95 6.17 to     6.42       100,000,000
     110,000,000                    Barclays Canada
                                    mature 02/15/95 to
06/26/95 5.24 to     6.90       109,307,484
      75,000,000                    Bayerische
Vereinsbank
                                    mature 01/05/95 to
02/13/95 5.94 to     6.11           75,000,619
     100,000,000                    Canadian Imperial
Bank
of
Commerce
                                    mature 02/16/95 to
03/20/95 5.82 to     6.25       100,000,000
      25,000,000                    Cariplo matures
01/11/95
3.69          25,000,067
      25,000,000                    CIC (Credit
Industrial
Commerce)
                                    matures 01/11/95
3.79          25,000,134
     312,000,000                    Commerzbank AG
                                    mature 01/17/95
to 03/29/95          3.64 to    6.20    311,969,818
     115,000,000                    Credit Suisse
                                    mature 01/10/95
to 02/03/95          3.70 to    5.49    114,998,880
      50,000,000                    Creditanstalt
Bankverein
                                    mature 03/20/95 to
03/23/95 6.20 to     6.28           49,999,476
      25,000,000                    Credito Italiano
                                    matures 01/11/95
3.69          25,000,067
     130,000,000                    Dai-Ichi Kangyo
Bank
                                    mature 01/03/95 to
01/30/95 5.97 to     6.13       130,003,451
      50,000,000                    Den Danske Bank
                                    matures 04/11/95
5.88          50,002,698

                      See Notes to Financial
Statements. 9

Smith Barney Money Funds, Inc.
Schedules of Investments (continued)
December 31, 1994
                                Cash Portfolio
Annualized
      Face
Yield on Date
     Amount              Security
of Purchase         Value
     ------              --------
-
------------        -----
FOREIGN CERTIFICATES OF DEPOSIT -- 25.8%
    (continued) $170,000,000        Harris
    Trust
    and Savings
Bank
                         mature 01/13/95 to
02/14/95 5.48% to 5.82%      $  169,987,052
     150,000,000         Hessiche Landesbank
                         mature 01/18/95 to
04/04/95 3.63 to      5.60    150,002,829
     199,000,000         JP Morgan & Co.
                         mature 02/03/95
to 02/13/95           5.64 to   6.18
199,000,766
      84,000,000         Lloyds Bank
                         mature 03/15/95
to 04/04/95           5.20 to   6.19
84,005,796
     188,000,000         Mitsubishi Bank
                         mature 01/03/95
to 01/10/95           5.70 to   6.03
187,999,914
      10,000,000         National Bank of
Detroit
                         matures 03/20/95
6.20           10,001,425
     158,000,000         National
Westminster
PLC
                         mature 01/13/95 to
04/10/95 5.36 to      6.21    157,995,283
     250,000,000         Rabobank Nederland
N.V.
                         mature 01/20/95 to
04/04/95 5.07 to      6.35    250,005,162
      50,000,000         San Paolo Bank
                         mature 01/31/95
to 02/08/95           5.59 to   6.23
50,000,727
     186,000,000         Sanwa Bank
                         mature 01/03/95
to 03/29/95           5.97 to   6.37
185,980,411
     305,000,000         Societe Generale
                         mature 01/18/95
to 04/06/95           5.08 to   6.35
304,952,630
     149,000,000         Sumitomo Bank
                         mature 01/04/95
to 01/23/95           5.49 to   6.10
148,998,846
     45,000,000          Swiss Bank
Corporation
                         matures 01/13/95
5.46           45,000,579
      75,000,000         Toronto Dominion
                         mature 01/03/95 to
01/18/95 3.63 to      5.00     75,000,317
      47,000,000         UBS Finance
(Delaware)
                         matures 01/04/95
5.83           46,999,525
     150,000,000         Westdeutsche
Landesbank
Girozentrale
                         mature 01/03/95 to
01/19/95 5.10 to      5.37    150,000,268
      25,000,000         Z-Landesbank
                         matures 01/04/95
5.36           25,000,021

                         TOTAL FOREIGN CERTIFICATES
                         OF DEPOSIT (Cost -
                         $4,493,405,334)
4,493,405,334

                      See Notes to Financial
Statements.

Smith Barney Money Funds, Inc.
Schedules of Investments (continued)
December 31, 1994
                                Cash Portfolio
Annualized
      Face
Yield on Date
     Amount              Security
of Purchase         Value
     ------              --------
-------------        -----
OTHER NOTES -- 7.8%
    $ 30,000,000           Abbey National Treasury PLC
                           matures 04/27/95++
5.85%   $ 29,997,617
      75,000,000           AT&T Capital Corp. matures
01/18/95++
5.25      75,000,000
     200,000,000           Bank of New York matures
06/07/95++
5.64     199,957,215
     150,000,000           Beneficial Corp.
                           mature 03/23/95 to 06/07/95++
5.81 to 5.85     149,990,313
      75,000,000           CIT Group Holdings, Inc.
                           matures 03/28/95++
5.80      74,996,547
     100,000,000           Citibank Canada matures
03/07/95++
6.12     100,000,000
      15,000,000           Corporate Asset Funding Co.,
Inc.
                           matures 02/28/95++
5.83      14,999,523
      25,000,000           First Chicago Corp. matures
02/22/95++
5.82      24,998,219
      29,000,000           Goldman Sachs Group, L.P.
                           mature 02/16/95 to 03/20/95++
5.69      29,000,000
     200,000,000           JP Morgan & Co. matures
04/18/95++
5.78     199,976,285
      23,000,000           Merrill Lynch & Co., Inc.
                           matures 02/23/95+
5.69 to 5.87      23,000,000
      50,000,000           Merrill Lynch & Co., Inc.
                           matures 05/19/95++
5.87      50,000,000
      50,000,000           Morgan Stanley Group, Inc.
                           matures 05/17/95++
6.38      49,995,341
      78,500,000           Pepsico matures 04/13/95++
5.84      78,494,500
     110,000,000           PHH Corp. matures 05/12/95++
5.87     110,000,000
     175,000,000           Pittsburgh National Bank
                           mature 05/05/95 to 05/09/95++
5.82 174,959,200

                           TOTAL OTHER NOTES
                           (Cost -- $1,385,364,760)
1,385,364,760

REPURCHASE AGREEMENTS -- 0.3%
                           Goldman Sachs Group, L.P.:
      48,326,000           5.50% due 01/05/95;
                           proceeds at maturity --
                           $48,960,950 (Fully
                           collateralized by FNMA 6.00%
                           due 01/01/09; Market value --
$54,320,876)                        48,326,000

                      See Notes to Financial Statements.
11

Smith Barney Money Funds, Inc.
Schedules of Investments (continued)
December 31, 1994
                                Cash
Portfolio Annualized
      Face
Yield on Date
     Amount              Security
of Purchase         Value
     ------              --------
-
------------        -----
REPURCHASE AGREEMENTS -- 0.3% (continued)
                         Goldman Sachs (continued):
     $7,579,000           5.50% due  01/05/95;
                          proceeds at maturity -
                          $7,678,580 (Fully
                          collateralized by FNMA 8.50%
                          due 10/01/05; Market value --
$7,650,314) $             7,579,000

                          TOTAL REPURCHASE AGREEMENTS
                          (Cost -- $55,905,000)
55,905,000

                          TOTAL INVESTMENTS -- 100%
                          (Cost -- $17,721,027,923*)
$17,721,027,923

   +  Daily Floating Rate Note -- interest rate varies with
                          Federal
Funds Rate.
++ Weekly Floating Rate Note -- interest rate varies with three month Treasury
    Bill.
+++ Quarterly Floating Rate Note -- interest rate varies with three month
    Treasury Bill.
** Quarterly Floating Rate Note -- interest rate varies with 90 day Commercial
    Paper Rate.

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial
Statements. 12

Smith Barney Money Funds, Inc. Schedules of
Investments (continued) December 31, 1994
                             Government Portfolio
Annualized
      Face
Yield on Date
     Amount              Security
of Purchase         Value
     ------              --------
-
------------        -----
U.S. TREASURY Bills-- 2.8%
$105,000,000             mature 01/12/95 to
04/06/95
                         (Cost -- $104,327,586)
4.83% to 5.36%     $  104,327,586

U.S. AGENCIES AND INSTRUMENTALITIES -- 86.6%
     117,090,000         Federal Farm Credit Banks
                         mature 01/11/95 to
04/12/95 3.52 to 6.19         116,341,046
     518,530,000         Federal Home Loan Bank
                         mature 01/03/95 to
04/25/95 3.52 to 6.30         514,390,246
     928,814,000         Federal Home Loan
Mortgage
Corp.
                         mature 01/03/95 to
04/04/95 5.06 to 6.30         923,004,442
   1,677,705,000         Federal National Mortgage Agency
                         mature 01/03/95 to 06/09/95
3.54 to 6.30       1,667,544,504
      20,000,000         Student Loan Marketing
Association
                         Discount notes matures 04/05/95
5.76          19,707,556

                         TOTAL U.S. AGENCIES AND
                         INSTRUMENTALITIES (Cost
                         $3,240,987,794)
3,240,987,794

REPURCHASE AGREEMENTS -- 10.6%
     180,000,000         Credit Lyonnais, 6.10% due
01/03/95
                         proceeds at maturity -
                         $180,122,000 (Fully
                         collateralized by U.S. Treasury
                         Notes
12.50%
                         due 08/15/14; Market value
$183,601,075) 180,000,000
                        Fuji Bank:
      36,350,000         5.90% due 01/05/95;
                         proceeds at maturity -
                         $36,390,995 (Fully collateralized
                         by U.S. Treasury
Notes 6.125%
                         due 07/31/96; Market value
$37,092,500) 36,350,000
      25,195,000         5.90 due 01/05/95;
                         proceeds at maturity -
                         $25,223,414 (Fully collateralized
                         by U.S. Treasury
Notes 5.125%
                         due 03/31/96; Market value
$25,685,713) 25,195,000

                      See Notes to Financial
Statements.
13

Smith Barney Money Funds, Inc.
Schedules of Investments (continued)
December 31, 1994
                             Government Portfolio
      Face
     Amount
Security
Value
     ------                                  --------
-----
REPURCHASE AGREEMENTS -- 10.6% (continued)
                      Fuji Bank (continued):
    $ 19,110,000       5.90% due 01/05/95;
                       proceeds at maturity -
                       $19,131,522 (Fully
                       collateralized by U.S. Treasury
Notes 6.875%
                       due 03/31/97; Market value -
$19,500,594) $ 19,110,000
      19,345,000       5.90% due 01/05/95;
                       proceeds at maturity - $19,366,817
                       (Fully collateralized by U.S. Treasury
Notes 6.00%
                       due 10/15/99; Market value $19,740,000)
19,345,000
     117,650,000       Morgan Guaranty, 5.35% due 01/03/95
                       proceeds at maturity - $117,719,936
                       (Fully collateralized by U.S. Treasury
                       Notes; Market value - $120,006,668)
117,650,000

                       TOTAL REPURCHASE AGREEMENTS
                       (Cost -- $397,650,000)
397,650,000

                       TOTAL INVESTMENTS -100%
                       (Cost $3,742,965,380*)
$3,742,965,380

*  Aggregate cost for Federal income tax
purposes is substantially the same.

                      See Notes to Financial
Statements.

Smith Barney Money Funds, Inc. Schedules
of Investments (continued) December 31,
1994
                             Retirement
Portfolio
Annualized
      Face
Yield on Date
     Amount                   Security
of Purchase        Value
     ------                   --------
--------------      ------
U.S. TREASURY BILL -- 0.9%
    $ 10,000,000              matures 02/09/95
                              (Cost -- $9,947,242)
4.99%        $ 9,947,242

U.S. AGENCIES AND INSTRUMENTALITIES -- 8.7%
      14,000,000              Federal Farm Credit Bank
                              matures 02/09/95++
5.77          14,000,000
      30,000,000              Federal Home Loan Mortgage
Corp.
                              mature 03/02/95 to 04/03/95
6.18 to 6.42          29,576,333
      30,000,000              Federal National Mortgage
Agency
                              mature 02/08/95 to 03/28/95
5.60 to 6.29          29,680,750
      21,000,000              Student Loan Marketing
Association
                              mature 04/16/96 to 11/24/97++
5.89 to 5.94          21,000,000

                              TOTAL U.S. AGENCIES AND
INSTRUMENTALITIES
                              (Cost -- $94,257,083)
94,257,083

DOMESTIC BANK OBLIGATIONS -- 2.8%
      13,000,000              Bank of New York matures
01/26/95
5.55          13,000,267
      10,000,000              National Bank of Detroit
                              matures 04/06/95
5.76          10,000,513
       7,000,000              Republic N.Y. Corp. matures
03/20/95
6.21           6,907,180

                              TOTAL DOMESTIC BANK
                              OBLIGATIONS (Cost --
                              $29,907,960)
29,907,960

COMMERCIAL PAPER -- 47.4%
      10,000,000              Abbey National North America
Corp.
                              matures 02/02/95
5.54           9,951,467
      10,000,000              ABN AMRO North American
Finance,
Inc.
                              matures 01/04/95
5.49           9,995,492
       7,500,000              AIG Funding, Inc. matures
01/12/95
6.01           7,486,296
      30,000,000              American Home Product Corp.
                              mature 01/06/95 to 02/02/95
5.94 to 6.27          29,847,994
      13,000,000              AT&T Corp. matures 02/17/95
5.60          12,906,653
      30,000,000              Bankers Trust N.Y. Corp.
                              mature 01/17/95 to
04/12/95 5.21 to 5.74    29,797,939

                      See Notes to Financial
Statements.

Smith Barney Money Funds, Inc.
Schedules of Investments (continued)
December 31, 1994
                                 Retirement
Portfolio Annualized
      Face
Yield on Date
     Amount                   Security
of Purchase        Value
     ------                   --------
--------------      ------
COMMERCIAL PAPER -- 47.4% (continued)
    $10,000,000          Banque Francaise du Commerce
Exterieur
                         matures 03/22/95
6.24%         $ 9,863,333
     10,000,000          Barclays US Funding matures
03/14/95
6.30            9,875,800
      5,000,000          British Gas Capital matures
03/20/95
6.31            4,932,617
      5,000,000          Canadian Wheat Board
                         matures 03/03/95
5.15            4,957,469
      2,000,000          Ciesco L.P. matures 01/11/95
5.87            1,996,750
      4,600,000          Corporate Asset Funding Co.,
Inc.
                         matures 01/11/95
5.87            4,579,779
      8,000,000          Corporate Asset Funding Co.,
Inc.
                         matures 02/28/95**
5.83            7,999,746
      9,900,000          Creditanstalt Bankverein
matures
03/31/95
6.36            9,746,786
     20,000,000          Credito Italiano (Delaware)
matures
03/20/95                6.22           19,734,367
     20,400,000          Dean Witter, Discover & Co.
                         mature 01/13/95 to 02/23/95
5.89 to 6.08           20,291,387
     14,250,000          Den Danske Bank matures
01/05/95
6.16           14,240,262
     25,000,000          Ford Motor Credit Corp. matures
01/12/95
5.50           24,958,597
     42,500,000          General Electric Capital Corp.
                         mature 02/07/95 to 04/06/95
5.19 to 6.39           42,120,890
      5,250,000          Goldman Sachs Group, L.P.
                     matures 01/20/95
5.98            5,233,513
     15,000,000          Halifax Building Society
                     matures 04/03/95
6.34           14,765,625
     30,000,000          Hanson Finance PLC
                         mature 01/18/95 to 03/13/95
5.48 to 6.29           29,808,158
     14,600,000          International Nederlanden
Bank
N.V.
                     matures 02/06/95
6.13           14,511,378
     10,000,000          Krediet Bank
                     matures 01/09/95
6.08            9,986,556
     20,000,000          Leeds Permanent Building
Society
                    matures 02/21/95
5.84           19,837,083
     10,000,000          Merrill Lynch & Co., Inc.
matures
02/28/95
5.98            9,904,944
     20,000,000          Nationsbank matures 02/14/95
5.84           19,859,200
     15,400,000          Philip Morris Co., Inc.
                         mature 01/09/95 to 01/18/95
5.76 to 5.91           15,366,003
     30,232,000          Premium Funding, Inc.
                         mature 01/13/95 to 02/06/95
6.10 to 6.19           30,087,846

                      See Notes to Financial Statements.

Smith Barney Money Funds, Inc.
Schedules of Investments (continued)
December 31, 1994
                             Retirement
Portfolio Annualized
      Face
Yield on Date
     Amount                   Security
of Purchase        Value
     ------                   --------
--------------      ------
COMMERCIAL PAPER -- 47.4% (continued)
     $13,014,000         Receivable Capital Corp.
                         mature 01/04/95 to 02/06/95
6.14% to 6.16%       $12,951,463
      30,000,000         Siemens Corp.
                         mature 02/01/95 to 04/05/95
5.55 to 6.30          29,669,197
      23,600,000         Swedish Export Credit Corp.
                         mature 01/03/95 to 01/06/95
5.48 to 6.01          23,587,967

                         TOTAL COMMERCIAL PAPER (Cost
                         - $510,852,557)
510,852,557

TIME DEPOSITS -- 17.9%
      40,000,000         Chemical Bank (London)
                         matures 01/03/95
6.00          40,000,000
      30,000,000         Banque Paribas (Cayman)
                         matures 01/03/95
6.13          30,000,000
      40,000,000         Dai-Ichi Kangyo Bank
(Cayman)
                         matures 01/03/95
6.75          40,000,000
      42,517,000         Westdeutsche Landesbank
(Cayman)
                         matures 01/03/95
6.50          42,517,000
      40,000,000         Z-Landesbank (Cayman)
                         matures 01/03/95
6.50          40,000,000

                         TOTAL TIME DEPOSITS
                         (Cost --
$192,517,000) 192,517,000

CERTIFICATES OF DEPOSIT -- 19.1%
       5,000,000         Abbey National PLC
                         matures 03/01/95
5.21           5,000,080
      19,000,000         Bank of Nova Scotia
                         mature 02/13/95 to
02/28/95 5.88 to 6.28          18,993,509
       5,000,000         Barclays Bank
                         matures 02/13/95
5.50           4,998,868
      20,000,000         Canadian Imperial Bank
of
Commerce
                         mature 02/28/95 to
05/01/95 5.82 to 6.12          20,000,000
      12,000,000         Cariplo matures
01/04/95
5.46          11,999,579
      27,000,000         Commerzbank US Finance
                         mature 03/01/95 to
03/06/95 5.21 to 6.16          27,002,958
      13,000,000         Credit Suisse matures
01/10/95
5.51          12,999,960

                      See Notes to
Financial Statements.
17

Smith Barney Money Funds, Inc.
Schedules of Investments (continued)
December 31, 1994
                             Retirement
Portfolio Annualized
      Face
Yield on Date
     Amount                   Security
of Purchase        Value
     ------                   --------
--------------      ------
CERTIFICATES OF DEPOSIT -- 19.1% (continued)
    $20,000,000              First National
Bank
of
Chicago
                             matures 02/10/95
6.13%       $   20,000,000
     10,000,000              Harris Trust & Savings
Bank
                             matures 02/14/95
5.88             9,997,752
     20,000,000              Morgan Guaranty Trust Co.
                             matures 02/03/95
6.18            20,000,181
     15,000,000              Rabobank Nederland N.V.
matures
04/13/95                    5.68            15,000,059
      5,000,000              Sanwa Bank matures
01/04/95
5.97             5,000,004
     10,000,000              Societe Generale matures
04/03/95
6.35            10,000,000
     15,000,000              Sumitomo Bank matures
01/04/95
5.98            15,000,012
     10,000,000              Swiss Bank Corporation
matures
01/25/95                     5.49            10,000,060
                             TOTAL CERTIFICATES OF
                             DEPOSIT (Cost -
                             $205,993,022)
205,993,022

OTHER NOTES -- 3.2%
     10,000,000              Abbey National Treasury
PLC
matures
04/27/95++              5.85             9,999,205
      8,000,000              Corporate Asset Funding
      Co.,
Inc.
                             matures 02/28/95+
5.83             7,999,746
      6,000,000              Goldman Sachs Group, L.P.
matures
03/20/95+                 5.69             6,000,000
     10,000,000              Merrill Lynch & Co., Inc.
matures
02/23/95+                 5.69            10,000,000

                             TOTAL OTHER NOTES
                             (Cost --
$33,998,951) 33,998,951

                             TOTAL INVESTMENTS
                             -100% (Cost
                             $1,077,473,815*)
$1,077,473,815

+   Daily Floating Rate Note -- interest rate varies
with
Federal
Funds Rate.
++ Weekly Floating Rate Note -- interest rate varies with three month Treasury
    Bill.
+++ Quarterly Floating Rate Note -- interest rate varies with three month
    Treasury Bill.
** Quarterly Floating Rate Note -- interest rate varies with 90 day Commercial
    Paper Rate.
* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial
Statements. 18

Smith Barney Money Funds, Inc.
Statements of Assets and Liabilities
December 31, 1994

                                               Cash
Government       Retirement
                                             Portfolio
Portfolio         Portfolio
                                            ----------
--------      -----------
ASSETS:
     Investments, at
     amortized cost                       $17,721,027,923
$3,742,965,380    $1,077,473,815
     Cash                                             373
170               764
     Interest receivable                       83,837,403
144,301         2,570,043
     Other assets                                  20,362
1,964             3,733
     Total Assets                          17,804,886,061
3,743,111,815     1,080,048,355

LIABILITIES:
     Payable for securities purchased         149,218,750
--        14,765,625
     Management fees payable                    6,600,449
1,419,734           448,894
     Distribution costs payable                 2,520,391
529,205           301,983
     Accrued expenses and other
     liabilities                                6,488,959
1,034,160           252,659
     Dividends payable                         48,335,767
10,140,882         2,936,813
     Total Liabilities                        213,164,316
13,123,981        18,705,974

Total Net Assets
$17,591,721,745
$3,729,987,834    $1,061,342,381
Net assets consist of:
     Capital Stock
    (25,000,000,000, 10,000,000,000
     and 5,000,000,000 shares
     authorized, respectively;
     par value $.01 per share)
$ 175,945,102
$ 37,305,773    $ 10,613,424
     Capital paid in excess
     of par value
17,417,637,878
3,693,086,897     1,050,728,957
     Accumulated net realized
     loss on security
     transactions                              (1,861,235)
(404,836)               --
Total Net Assets                          $17,591,721,745
$3,729,987,834    $1,061,342,381

Shares Outstanding                         17,594,510,151
3,730,577,342     1,061,342,381
Net Asset Value Per Share                           $1.00
$1.00             $1.00

                      See Notes to Financial Statements.

Smith Barney Money Funds, Inc.
Statements of Operations                            For the
year
ended December 31, 1994
                                             Cash
Government       Retirement
                                           Portfolio
Portfolio       Portfolio
                                          ----------
-------       ----------
INVESTMENT INCOME:
     Interest                                $223,960,204
$46,370,096   $48,924,546

EXPENSES:
     Management fees (Note 3)                  20,507,822
4,378,067     5,058,146
     Distribution costs (Note 3)                4,721,747
997,608     1,144,904
     Shareholder servicing fees                 4,031,700
380,422     1,304,003
     Shareholder communication fees               422,945
66,576       310,002
     Custodian fees                               251,098
53,262        96,010
     Registration fees                            173,808
155,000       102,002
     Legal and auditing fees                       47,588
33,288        11,000
     Directors' fees
21,539
9,700         8,001
     Insurance
17,810
3,907         7,001
     Other
40,000
19,000         8,001
     Total Expenses
30,236,057
6,096,830     8,049,070
Net Investment Income
$193,724,147 $40,273,266   $40,875,476

                      See Notes to
Financial Statements.
20

Smith Barney Money Funds, Inc.
Statements of Changes in Net Assets
For the years ended December 31,

Cash Portfolio                 Government Portfolio
                                               ---------------
--------------     -----------------------------------
                                                      1994
1993               1994              1993
                                               ---------------
------------     --------------    -----------------
OPERATIONS:
     Net investment income                     $
193,724,147
$
78,879,710   $    40,273,266   $    16,943,232
DIVIDENDS TO
SHAREHOLDERS (Note 2)
(193,497,134)
(78,879,710)      (40,235,782)
(16,943,232)

FUND SHARE TRANSACTIONS:
Proceeds from sale of shares
25,932,015,959
14,566,695,742     4,478,706,764
3,025,584,771 Net asset value of shares
issued in connection with
the transfer of the Daily Dividend
Market Fund and Government
and Agencies Fund net assets (Note 6)
14,862,405,020
--     3,137,185,388                --
Net asset value of shares issued for
reinvestment of dividends
152,373,648
75,106,741        32,260,125        16,412,404
Cost of shares reacquired
(26,307,843,802)
(14,530,517,438)   (4,554,003,884)
     (3,080,788,956) Increase (Decrease) in Net
     Assets
     From Fund Share Transactions
14,638,950,825
111,285,045     3,094,148,393
(38,791,781) Total Increase (Decrease) in Net
Assets 14,639,177,838
111,285,045     3,094,185,877
(38,791,781) NET ASSETS:
     Beginning of Year
2,952,543,907 2,841,258,862       635,801,957
674,593,738
     End of Year
$
17,591,721,745
$
2,952,543,907   $ 3,729,987,834   $
635,801,957

Retirement Portfolio

-----------------------------------

1994               1993

-----------------   -------------
OPERATIONS:
     Net investment income
$     40,875,476      $  28,096,532
DIVIDENDS TO
SHAREHOLDERS (Note 2)
(40,875,476)       (28,096,532)
FUND SHARE TRANSACTIONS:
Proceeds from sale of shares
3,903,151,175      4,285,113,588
Net asset value of shares issued for
reinvestment of dividends
37,087,661         27,552,938
Cost of shares reacquired
(4,063,219,480)    (4,158,130,323)
Increase (Decrease) in Net Assets From
Fund Share Transactions
(122,980,644)       154,536,203
Total Increase (Decrease) in Net
Assets (122,980,644)       154,536,203
NET ASSETS:
     Beginning of Year
1,184,323,025      1,029,786,822
     End of Year
$  1,061,342,381     $1,184,323,025

                      See Notes to
Financial Statements.

Smith Barney Money Funds, Inc.
Notes to Financial Statements

1.  Significant Accounting Policies

Smith Barney Money Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund consists of three separate investment portfolios: Cash, Government and Retirement Portfolios. The significant accounting policies consistently followed by the Fund are: (a) transactions in money market instruments and government obligations are recorded on trade date;
(b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates market value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each portfolio and each class;
management fees and general fund expenses are allocated on the basis of relative net assets; (e) the Fund intends to comply with the requirements of the Internal
Revenue Code pertaining to regulated investment companies and to make the required distribution to shareholders; therefore, no provision for Federal income taxes has been made; and (f) during 1994, the Fund adopted Statement of
Position 93-2 Determination, Disclosure, and Financial
Statement Presentation of
Income, Capital Gain, and Return of Capital Distributions by
Investment
Companies. Accordingly, distributions in excess of book basis accumulated realized gains or undistributed net investment income that were the result of permanent book and tax accounting differences of $247,846 and $16,645 for the
Cash and Government Portfolios, respectively, at December 31, 1994, have been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

2.  Dividends

Each portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective portfolio's shares on the payable date.

3.  Management Agreements

Smith Barney Mutual Funds Management Inc. ("SBMFM"), formerly known as Smith
Barney Advisers, Inc., a subsidiary of Smith Barney Holdings, Inc., acts as investment manager to the Fund. As compensation for its services, each Portfolio pays SBMFM a daily fee calculated at the following rates: Cash Portfolio - 0.45% on the first $6.0 billion of the Fund's net assets, 0.425% on the next $6.0 billion, 0.40% on the next

Smith Barney Money Funds, Inc.
Notes to Financial Statements (continued)

$6.0 billion and 0.35% on the net assets in excess of $18.0 billion; The
Government Portfolio - 0.45% on the first $2.5 billion of the Portfolio's net assets; 0.40% on the next $2.5 billion and 0.35% on net assets in excess of $5.0 billion; and the Retirement Portfolio - 0.45% on the first $1.0 billion of the
Portfolio's net assets, 0.40% on the next $1.0 billion and 0.35% on net assets in excess of $2.0 billion.

Pursuant to a distribution plan, the Fund makes payments for assistance in distributing shares to its distributor, Smith Barney Inc., calculated at the annual rate of 0.10% of average daily net assets. All officers and one director of the Fund are employees of Smith Barney Inc.

4.  Investments

At December 31, 1994, the Fund had capital loss carryovers available to offest future capital gains of $1,861,235 and $404,836 for the Cash and Government
Portfolios, respectively. These carryovers expire December 31, 2002. To the extent that these carryover losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

5.  Repurchase Agreements

The Fund purchases, and its custodian takes possession of, U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

6.  Transfer of Assets

On November 17, 1994 the net assets of the Smith Barney Daily
Dividend Fund Inc.
("SBDDF") and Smith Barney Government and Agencies Fund Inc.
("SBGAF") were
merged into Smith Barney Money Funds, Inc. Cash and Government
Portfolios,
respectively, pursuant to an Agreement and Plan of Reorganization dated November
18, 1994.

The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The SBDDF's and SBGAF's net assets at that date were $14,862,405,020 and $3,137,185,388, respectively.
Directly after the merger the combined net assets were $18,096,646,896 and
$3,779,716,739 for the Cash and Government Portfolios, respectively.

Smith Barney Money Funds, Inc.
Notes to Financial Statements (continued)
7.  Capital Stock
The Fund has multiple classes of shares within the Cash and Government
Portfolios. Class A and Class Y shares can be purchased directly by investors;
Class C shares can only be purchased by participants in the Smith Barney 401(k)
Program either directly or as part of an exchange privilege transaction with certain other Smith Barney Funds and; Class Z shares can only be purchased by participants in the Smith Barney employee 401(k) program either directly or as part of an exchange privilege transaction with certain other Smith Barney Funds.
At December 31, 1994 the Cash, Government and Retirement Portfolios had the following shares outstanding for each class:

                           Class A       Class C   Class Y
Class
Z
Cash
Portfolio          17,592,675,233  1,322,761  507,139
5,018
Government Portfolio     3,696,030,162  3,961,127  916,708
29,669,345 Retirement Portfolio     1,061,342,381         --
--
--

Smith Barney Money Funds, Inc.
Notes to Financial Statements (continued)

Transactions in shares of each Portfolio were as follows:

                                     Year Ended         Year
Ended Cash                       December 31, 1994   December
31,
1993
------                           -----------------   ----------
--
--
-
--
Class A
Shares sold                         25,930,115,865
14,566,695,742
Transfer from SBDDF (Note 6)        14,865,420,439
--
Shares issued on reinvestment          152,368,338
75,106,741
Shares redeemed                    (26,307,773,316)
(14,530,517,438)
Net Increase                        14,640,131,326
111,285,045

Class C (a)
Shares sold                              1,387,955
--
Shares issued on reinvestment                5,292
--
Shares redeemed                            (70,486)
--
Net Increase
1,322,761
--

Class Y (b)
Shares sold
507,139
--
Shares issued on reinvestment                   -
--
Shares redeemed                                 -
--
Net Increase
507,139
--

Class Z (c)
Shares sold
5,000
--
Shares issued on reinvestment
18
--
Shares redeemed                                 -
--
Net Increase
5,018
--

Government
Class A
Shares sold
4,363,424,514
3,008,073,550
Transfer from SBGAF (Note 6)
3,137,812,379
--
Shares issued on reinvestment
31,980,417
16,409,312
Shares redeemed
(4,470,695,392) (3,065,568,356) Net Increase
(Decrease) 3,062,521,918 (41,085,494)

Class C (d)
Shares sold
30,251,826
4,575,006
Shares issued on reinvestment
132,329
1,642
Shares redeemed
(26,660,799)
(4,338,877)

Net Increase
3,723,356
237,771

(a)  Inception date November 10, 1994.
(b)  Inception date December 29, 1994.
(c)  Inception date November 15, 1994.
(d)  Represents previously issued "Class B" shares which
were renamed "Class C"
     on November 7, 1994.
25

Smith Barney Money Funds, Inc.
Notes to Financial Statements (continued)

Transactions in shares of each Portfolio were as follows
(continued):


                                     Year Ended
Year Ended Government (continued)     December 31, 1994
December 31,
1993
----------------------           -----------------   ---------
--
--
--
Class Y (a)
Shares sold                             54,917,425
12,936,215
Shares issued on reinvestment               87,333
1,450
Shares redeemed                        (56,143,993)
(10,881,723)
Net Increase (Decrease)                 (1,139,225)
2,055,942
Class Z (b)
Shares sold                             30,112,999
--
Shares issued on reinvestment               60,046
--
Shares redeemed                           (503,700)
--
Net Increase                            29,669,345
--

Retirement

Class A
Shares sold                          3,903,151,175
4,285,113,588
Shares issued on reinvestment           37,087,661
27,552,938
Shares redeemed                     (4,063,219,480)
(4,158,130,323)
Net Increase (Decrease)               (122,980,644)
154,536,203

(a) Represents previously issued "Class C" shares which were renamed "Class Y"
     shares on November 7, 1994.
(b)  Inception date November 9, 1994.

Smith Barney Money Funds, Inc.
Financial Highlights

For a share of each class of capital stock outstanding throughout each year:

                             Net Asset
Dividends Net Asset                  Ratios to Average Net
                               Value,      Net       from
Net Value                Net Assets           Assets
Year Ended                   Beginning  Investment
Investment
End of     Total      End of Year    -------------------
December
31 of Year      Income        Income
Year     Return     (in millions)   Net Income
Expenses ----------                 ----------  --------
--  ----------    --------------    -------------   --
-------- ----------
Class A
Cash Portfolio:
     1994                        $1.00     $ 0.037
$
(0.037)
$1.00        3.73%       $17,590          4.10%
0.64%
     1993                         1.00       0.026
(0.026)
1.00        2.63          2,953          2.60
0.64
     1992                         1.00       0.033
(0.033)
1.00        3.31          2,841          3.17
0.60
     1991                         1.00       0.055
(0.055)
1.00        5.66          1,784          5.55
0.52
     1990                         1.00       0.076
(0.076)
1.00        7.92          1,998          7.60
0.52
     1989                         1.00       0.086
(0.086)
1.00        8.97          2,088          8.60
0.54
Government Portfolio:
     1994                         1.00       0.036
(0.036)
1.00        3.63          3,695          4.03
0.61
     1993 (a)                     1.00       0.025
(0.025)
1.00        2.55            636          2.53
0.61
     1992                         1.00       0.032
(0.032)
1.00        3.32            675          3.15
0.55
     1991                         1.00       0.054
(0.054)
1.00        5.57            394          5.43
0.49
     1990                         1.00       0.074
(0.074)
1.00        7.76            363          7.39
0.49
     1989                         1.00       0.082
(0.082)
1.00        8.53            150          8.21
0.51
Retirement Portfolio:
     1994                         1.00       0.036
(0.036)
1.00        3.67          1,061          3.57
0.70
     1993                         1.00       0.026
(0.026)
1.00        2.58          1,184          2.55
0.70
     1992                         1.00       0.032
(0.032)
1.00        3.26          1,030          3.21
0.64
     1991                         1.00       0.054
(0.054)
1.00        5.58            972          5.44
0.57
     1990                         1.00       0.075
(0.075)
1.00        7.83            923          7.51
0.59
     1989                         1.00       0.085
(0.085)
1.00        8.86            810          8.48
0.63
Class C
Cash Portfolio (b):
     1994                         1.00       0.007
(0.007)
1.00     0.007++              1         4.77+
0.62+
Government Portfolio:
     1994                         1.00       0.036
(0.036)
1.00        3.63              4          3.78
0.61 Class Y
Cash Portfolio (c):
     1994                         1.00      0.0004
(0.0004)
1.00    0.0004++             .5         5.23+
0.53+ Government Portfolio:
     1994                         1.00       0.036
(0.036)
1.00        3.65              1          3.58
0.60 Class Z
Cash Portfolio (d):
     1994                         1.00       0.006
(0.006) 1.00     0.006++           .005         5.12+
0.47+ Government Portfolio (e):
     1994                         1.00       0.007
(0.007) 1.00     0.007++             30         4.93+
0.51+
(a)  Since no difference in expenses existed among the
classes in the Goverment
     Portfolio, this information is identical for each
class of shares
     outstanding during the period.
(b)  Inception date November 10, 1994.
(c)  Inception date December 29, 1994.
(d)  Inception date November 15, 1994.
(e)  Inception date November 9, 1994.
+    Annualized.
++   Total return is not annualized as it may
not
be
representative
of the
     total return for that period.

Smith Barney Money Funds, Inc.
Independent Auditors' Report

To the Shareholders and Board of Directors of The Smith Barney Money Funds, Inc.:

We have audited the accompanying statements of assets and liabilities including the schedules of investments of Smith Barney Money Funds, Inc. (comprising, respectively, the Cash, Government and Retirement Portfolios) as of December 31,
1994, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the twoyear period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 1994, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Smith Barney Money Funds, Inc. at
December 31, 1994, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the fiveyear period then ended, in conformity with generally accepted accounting principles.

/s/ KPMG Peat Marwick LLP

New York, New York
February 1, 1995

Smith Barney
Money Funds, Inc.

Directors
Ralph D. Creasman
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Roderick C. Rasmussen
John P. Toolan
Stephen Treadway, Chairman
C. Richard Youngdahl

Officers
Stephen Treadway
Chief Executive Officer
Heath B. McLendon
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Phyllis M. Zahorodny
Vice President

Evelyn Robertson
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary



[LOGO OF SMITH BARNEY APPEARS HERE]
Investment Manager
Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank

Shareholder
Servicing Agent
The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134



This report is submitted for the general information of the shareholders of
Smith Barney Money Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Money Funds, Inc.
388 Greenwich Street
New York, New York 10013

FD0858 B5

                 PART C - OTHER INFORMATION

     Item 24. Financial Statement and Exhibits

         (a)  Financial Statements
                                                     Location
                                     in: Part A        Part B
                                          Annual Report
Semi-
Annual

               Report Statements of Assets and Liabilities
               -
*
*
             Statements of Operations -         *
*

             Statements of Changes in Net  Assets-
*
*

                Notes  to  Financial  Statements       -
*
*


*See  the  Annual and Semi-Annual Reports to Shareholders
which are
 incorporated   by   reference  in  the   Statement   of
Additional
 Information.

All other statements and schedules are omitted because they are not applicable or the required information will be shown in the financial statements or notes thereto.

         (b)  Exhibits
                  (1)(a) Articles   Supplementary    to   the
                  Articles   of
                  Incorporation dated November 7, 1985,
                  January 30, 1984,   August  12,  1980  and
                  May  8, 1980 are
                  incorporated by reference to Exhibits (a) through (d) to Post-Effective Amendment No. 32.


                  (b) Articles   Supplementary       to   the
                  Articles   of
                  Incorporation dated December 5, 1990  and
                  Articles of Amendment dated April 19, 1991 are incorporated by reference to Exhibit 1(b) and (c) to Post Effective Amendment No. 35.

                (c)   Articles  of  Amendment  to  the
Articles of Incorporation                           dated
October         28,
1992  and  Articles  Supplementary to the Articles  of
Incorporation dated                                   December
8,
1992 are incorporated by reference  to
Exhibit                 1(c)                 and
(d)
to Post-Effective Amendment No. 41.


                                    (2)Bylaws are incorporated
           by r eference  to Exhibit 2 to Post-Effective
           Amendment No. 32.
                                    (3)      Not applicable.
                                    (4)Specimen Stock
                                    Certificates
           for   the  Cash  Portfolio,  Government  Portfolio
and
           Retirement Portfolio are incorporated by reference to Exhibits 4(a) through (c) to Post-Effective Amendment No. 32

               (5)(a) Management  Agreement - U.S. Treasury
               Portfolio  is incorporated by reference to Exhibit
               5(a) to  Post
                    Effective Amendment No. 34.

                  (b) Management Agreement for the Cash Portfolio.
                  (c) Management Agreement for the Government
                  Portfolio.
                                                                  (
                                                                  d
                                                                  )
                  Management Agreement for the Retirement
                                       Portfolio. (6)Underwriting
                                       Agreement is in
              corporated by reference to Exhibit 6 to Post Effective Amendment No. 32.
        (7)  Not applicable.
                                       (8)Custodian Agreement is
incor
              porated by reference to Exhibit 8 to Post Effective Amendment No. 32.
                                       (9)Transfer Agency
              Agreement is incorporated by reference to Exhibit 9 to Post
                                          -Effective Amendment No.

                                          32.

                 (10)            Previously Filed

                  (11)(i)    Auditors' Report (see the Annual

              Report to                  Shareholders which is

              incorporated by reference  in

             the Statement of Additional Information)

              (ii)  Auditors' Consent

        (12)  Previously Filed.

        (13)  Not applicable.

        (14)  Previously Filed.

                  (15)(a) Plan of Distribution Pursuant to Rule 12b-1
              for the Cash Portfolio is incorporated by reference to
              Exhibit 15 in Post-Effective Amendment No. 44.








              (b) Plan of Distribution Pursuant to Rule 12b-1 for the

Government Portfolio is incorporated by reference to Exhibit 15 in

Post Effective Amendment No. 44.








                                         (c) Plan of Distribution
              Pursu ant  to  Rule  12b-1  for the Retirement
              Portfolio is incorporated by reference to Exhibit 15 to Post Effective Amendment No. 42.
                  (16)Schedule of 7 Day Yield Computation is i ncorporated by reference to Exhibit 16 to
                 Post Effective Amendment No. 29.
                  (18) Plan pursuant to Rule 18f-3.
  Item   25.  Persons  Controlled  by  or  under  Common  Control
with
   Registrant
           (None)
Item  26.    Number of Holders of SecuritiesNumber of Recordholders
on
           Title of Class                            July 31, 1994
Cash
        Portfolio                232,499
                Government        Portfolio                  21,066
Retirement Portfolio                  158,160
        Treasury Portfolio               0
Item 27. Indemnification
         Reference  is  made  to  Article  SEVENTH  of
Registrant's
        Articles of Incorporation for a complete statement  of
        its terms.
        Subparagraph  (9)  of Article SEVENTH provides:
        "Anything herein  contained  to  the  contrary
notwithstanding,   no officer             or   director   of
the
        corporation   shall   be
        indemnified  for  any liability to the  registrant  or
its
        security  holders  to  which he would  otherwise  (sic)
        be subject by reason of willful misfeasance, bad faith,
        gross negligence or reckless disregard of the duties
        involved  in the conduct of his office."
        Registrant  is  a  named assured on a  joint  insured
        bond pursuant  to  Rule 17g-1 of the Investment Company
        Act  of 1940.   Other  assureds  include  Mutual
        Management  Corp. (Registrant's    Manager)   and
        affiliated    investment companies.


Item 28. Business and other Connections of Investment Adviser

  See  the  material under the caption "Management of  the
  Fund" included  in Part A (Prospectus) of this Registration
  Statement and  the  material  appearing  under  the  caption
  "Management Agreement"   included  in  Part  B  (Statement
  of   Additional Information) of this Registration Statement.
  Information  as to the Directors and Officers of  Smith
  Barney Mutual Funds Management Inc. is included in its Form
  ADV  (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.
Item 29.   Principal Underwriters
           (a) Smith Barney Inc. ("Smith Barney ") also acts
as  principal  underwriter for the Smith Barney  Money Funds, Inc.;
Smith Barney Municipal Money Market Fund, Inc.;  Smith Barney Muni
Funds; Smith  Barney  Funds, Inc.;  Smith  Barney World Funds, Inc.;
Smith  Barney Variable Account Funds; Smith Barney/Travelers  Series
      Fund  Inc.; Smith Barney Intermediate Municipal  Fund, Inc.;
      Smith Barney Municipal Fund, Inc.; High  Income Opportunity Fund
      Inc.;
      Greenwich  Street  California Municipal Fund Inc.; The
      InefficientMarket Fund Inc.; Smith  Barney  Investment Funds,
      Inc.;  Smith Barney Adjustable  Rate Government Income Fund;
      Smith  Barney Income  Funds;  Smith Barney Massachusetts
      Municipals Fund; Smith  Barney Small Capitalization Fund;  Zenix
      Income Fund Inc;
Smith Barney Arizona Municipals  Fund Inc.; Smith Barney Principal
Return Fund; Smith Barney
      1990s  Fund; Municipal High Income Fund Inc.;  Pacific
      Corinthian Variable Annuity Fund; The Trust  for  TRAK
      Investments;  Smith Barney Series Fund;  Smith  Barney Income
      Trust;  Smith  Barney Aggressive  Growth  Fund Inc.;  Smith
      Barney  Appreciation  Fund Inc.;  Smith Barney  California
      Municipals Fund Inc.; Smith Barney Fundamental  Value  Fund
      Inc.;  Smith  Barney  Managed Governments Fund Inc.; Smith
      Barney Managed Municipals Fund  Inc.; Smith Barney New Jersey
      Municipals  Fund Inc.;  Smith Barney Precious Metals and
      Minerals  Fund Inc.; Smith Barney Investment Funds Inc.; Smith
      Barney FMA (R) Trust; The Italy Fund Inc.; Smith Barney Telecommunications Trust; Managed Municipals Portfolio Inc.;
      Managed  Municipals Portfolio II Inc.;  Managed High Income
      Portfolio Inc. Smith Barney Managed Growth Fund.
       (b)  The  information required by this Item 29 with  respect to
       each   director  and  officer  of   Smith   Barney   is
       incorporated by reference to Schedule A of Form BD filed  by
       Smith  Barney   pursuant to the Securities Exchange  Act  of
       1934 (SEC File No. 8-8177)
    (c) Not Applicable
Item 30.                 Location of Accounts and Records
    PNC  Bank,  National Association, 17th and  Chestnut  Streets,
Philadelphia, Pennsylvania                   19103, and PFPC  Inc.,
3531 Silverside Road, Wilmington, Delaware 19810, will maintain    the custodian
and the shareholders servicing agent records, respectively required by
Section 31(a).

       All other records required by Section 31(a) are maintained at the offices of the Registrant at 388 Greenwich

       Street, New  York,  New  York 10013 (and preserved

       for the  periods specified by Rule 31a-2).

Item 31.                 Management Services

    Not applicable.

Item 32.                 Undertakings

    (a) Not applicable

    (b) Not applicable

                          SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 22nd day of December 1995.
                                   SMITH BARNEY MONEY FUNDS,
                                   INC. BY/s/ Heath B. McLendon
                                   Heath B. McLendon
                                   Chairman of the Board and
                                   Chief Executive Officer
      Pursuant to the requirements of the Securities Act  of
1933, this                         Post-Effective  Amendment
to
the Registration  Statement  has
been signed below by the following persons in the capacities and on the date indicated.

Signatures                Title                         Date
/s/   Heath  B.  McLendon                 Chairman  of  the
Board
December 22, 1995
(Heath B. McLendon)                and Chief Executive Officer


/s/ Jessica Bibliowicz             President
(Jessica Bibliowicz)


Ralph D. Creasman*                 Director
(Ralph D. Creasman)


Joseph H. Fleiss*                    Director
(Joseph H. Fleiss)


Donald R. Foley*                     Director
(Donald R. Foley)


                                     Director
(Paul Hardin)


Francis P. Martin*                   Director
(Francis P. Martin)


Roderick C. Rasmussen*             Director
(Roderick C. Rasmussen)


John P. Toolan*                      Director
(John P. Toolan)


 C. Richard Youngdahl*               Director
(C. Richard Youngdahl)


/s/ Lewis E. Daidone                 Treasurer and
Principal
(Lewis E. Daidone)                 Financial Officer


*By: /s/ Christina T. Sydor
   Christina T. Sydor
   Pursuant to Power of Attorney




                           EXHIBIT
INDEX


Exhibit No.                 Exhibit
Page No.
(11)(ii)                   Auditor's Consent
(18)                      Rule 18f-3 Plan
_______________________________
         1     In  compliance with Rule 2a-7 under the Act,  the
         Cash Portfolio  and  Retirement Portfolio each will  not
         purchase any   securities,  other  than  obligations   of
         the   U.S. Government   or  its  agencies  and
         instrumentalities,   if, immediately  after such
         purchase, more than 5% of  the  value of   the
         Portfolio's total assets would be invested in securities of any one issuer. The Fund's fundamental policy would give each such Portfolio the ability to invest, with respect to 25% of the Portfolio's assets, more than 5% of its assets in any one issuer only in the event that Rule 2a7 is amended in the future.